January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.65%, 10/01/28(a)	$326	$ 323,665
4.75%, 03/30/30	529	523,311
2.40%, 03/01/31	185	158,000
5.38%, 06/15/33	138	137,189
Omnicom Group, Inc.
2.45%, 04/30/30	455	401,617
4.20%, 06/01/30	350	337,602
2.60%, 08/01/31	583	501,833
5.30%, 11/01/34	375	369,750
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	1,075	1,061,566
		3,814,533
Aerospace & Defense — 1.5%
Boeing Co.
2.75%, 02/01/26	829	811,937
2.20%, 02/04/26(a)	3,441	3,352,066
3.10%, 05/01/26(a)	329	321,660
2.25%, 06/15/26	250	240,986
2.70%, 02/01/27	550	526,228
2.80%, 03/01/27	129	123,364
5.04%, 05/01/27	1,359	1,358,106
6.26%, 05/01/27	575	589,506
3.25%, 02/01/28	632	599,551
3.25%, 03/01/28	300	283,817
3.45%, 11/01/28	400	376,205
3.20%, 03/01/29	625	578,821
6.30%, 05/01/29(a)	1,090	1,133,204
2.95%, 02/01/30	470	421,309
5.15%, 05/01/30	3,015	2,995,799
3.63%, 02/01/31	875	798,985
6.39%, 05/01/31(a)	645	678,528
6.13%, 02/15/33	200	206,367
3.60%, 05/01/34	514	434,621
6.53%, 05/01/34	1,940	2,050,503
Embraer Netherlands Finance BV, 5.40%, 02/01/27	298	298,972
GE Capital Funding LLC, 4.55%, 05/15/32	250	240,384
General Dynamics Corp.
1.15%, 06/01/26	362	347,084
2.13%, 08/15/26	413	398,720
3.50%, 04/01/27	500	489,980
2.63%, 11/15/27	350	332,947
3.75%, 05/15/28	787	765,551
3.63%, 04/01/30	788	746,571
2.25%, 06/01/31	279	239,373
General Electric Co., 6.75%, 03/15/32	1,017	1,115,321
HEICO Corp.
5.25%, 08/01/28	276	279,447
5.35%, 08/01/33	380	378,999
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	292,910
6.75%, 01/15/28	251	264,779
3.00%, 01/15/29	576	537,526
4.85%, 10/15/31	412	406,918
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	336,910
2.04%, 08/16/28	329	297,497
5.35%, 01/15/30	350	351,177
4.20%, 05/01/30	274	260,341
Security	Par (000)	Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. (continued)
5.75%, 01/15/35(a)	$250	$ 249,563
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	392,001
5.40%, 01/15/27	930	942,729
4.40%, 06/15/28	1,163	1,146,724
5.05%, 06/01/29	651	653,539
2.90%, 12/15/29	333	302,634
1.80%, 01/15/31	542	449,452
5.25%, 06/01/31	650	653,566
5.40%, 07/31/33	1,116	1,116,860
5.35%, 06/01/34	651	649,539
Lockheed Martin Corp.
5.10%, 11/15/27	420	426,496
4.45%, 05/15/28	394	392,379
4.50%, 02/15/29(a)	542	537,453
1.85%, 06/15/30	316	271,159
4.70%, 12/15/31	479	471,725
3.90%, 06/15/32	632	586,773
5.25%, 01/15/33	800	808,048
4.75%, 02/15/34(a)	500	484,287
4.80%, 08/15/34(a)	300	290,627
Northrop Grumman Corp.
3.20%, 02/01/27	400	389,417
3.25%, 01/15/28	1,555	1,493,206
4.60%, 02/01/29	325	322,634
4.40%, 05/01/30	573	559,306
4.70%, 03/15/33	778	754,039
4.90%, 06/01/34(a)	682	664,664
RTX Corp.
5.00%, 02/27/26	215	215,898
2.65%, 11/01/26(a)	500	484,622
5.75%, 11/08/26	1,022	1,039,547
3.50%, 03/15/27	829	809,640
3.13%, 05/04/27	899	869,499
4.13%, 11/16/28	2,621	2,563,113
5.75%, 01/15/29	410	423,367
2.25%, 07/01/30(a)	873	761,013
6.00%, 03/15/31	830	870,997
1.90%, 09/01/31	829	681,020
2.38%, 03/15/32	873	727,014
5.15%, 02/27/33	820	813,660
6.10%, 03/15/34	1,227	1,292,587
		52,823,767
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	100	97,061
4.65%, 09/13/29(a)	700	682,386
3.25%, 03/01/32(a)	488	423,706
5.15%, 09/13/34(a)	400	379,241
BorgWarner, Inc.
2.65%, 07/01/27	749	712,961
4.95%, 08/15/29(a)	345	343,528
5.40%, 08/15/34(a)	365	359,496
Lear Corp.
3.80%, 09/15/27	350	341,328
4.25%, 05/15/29	129	124,583
3.50%, 05/30/30	254	233,184
2.60%, 01/15/32	209	174,223

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc.
5.98%, 03/21/26	$200	$ 200,046
5.05%, 03/14/29(a)	180	181,092
2.45%, 06/15/30	455	401,132
5.50%, 03/21/33(a)	280	283,384
		4,937,351
Automobiles — 2.6%
American Honda Finance Corp.
5.25%, 07/07/26	550	554,871
1.30%, 09/09/26	329	312,340
2.30%, 09/09/26	252	243,097
4.40%, 10/05/26	325	324,055
2.35%, 01/08/27	413	395,551
4.90%, 03/12/27	275	276,269
4.90%, 07/09/27	300	301,655
4.45%, 10/22/27	425	422,353
4.70%, 01/12/28	100	100,115
3.50%, 02/15/28	252	243,099
2.00%, 03/24/28	447	410,990
5.13%, 07/07/28	400	404,546
5.65%, 11/15/28	750	771,718
2.25%, 01/12/29	413	373,636
4.90%, 03/13/29	537	537,068
4.40%, 09/05/29(a)	625	610,560
4.60%, 04/17/30(a)	520	510,910
5.85%, 10/04/30	250	260,361
1.80%, 01/13/31	300	248,938
5.05%, 07/10/31	1,150	1,145,037
4.85%, 10/23/31	425	417,884
4.90%, 01/10/34(a)	511	492,938
AutoNation, Inc.
3.80%, 11/15/27	300	290,382
1.95%, 08/01/28	136	122,510
4.75%, 06/01/30	529	515,047
2.40%, 08/01/31	362	300,521
3.85%, 03/01/32(a)	400	359,140
Cummins, Inc.
4.90%, 02/20/29	362	364,529
1.50%, 09/01/30	616	517,435
5.15%, 02/20/34(a)	543	543,776
Ford Motor Co.
4.35%, 12/08/26	794	782,954
6.63%, 10/01/28(a)	283	295,871
7.45%, 07/16/31	600	646,604
3.25%, 02/12/32	1,600	1,338,367
6.10%, 08/19/32	1,100	1,096,322
Ford Motor Credit Co. LLC
6.95%, 03/06/26	600	610,938
6.95%, 06/10/26	600	612,858
4.54%, 08/01/26	500	495,044
2.70%, 08/10/26	1,000	963,488
5.13%, 11/05/26	800	799,057
4.27%, 01/09/27	600	589,060
5.80%, 03/05/27	985	994,006
5.85%, 05/17/27	1,200	1,212,582
4.95%, 05/28/27	1,000	992,620
4.13%, 08/17/27	950	920,888
3.82%, 11/02/27	400	383,602
7.35%, 11/04/27	900	941,418
2.90%, 02/16/28	400	371,130
6.80%, 05/12/28	1,000	1,035,843
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
6.80%, 11/07/28	$1,560	$ 1,618,969
2.90%, 02/10/29	400	359,844
5.80%, 03/08/29	1,000	1,002,190
5.11%, 05/03/29	1,500	1,464,764
5.30%, 09/06/29(a)	400	392,739
5.88%, 11/07/29	400	400,477
7.35%, 03/06/30	600	636,787
7.20%, 06/10/30(a)	900	948,876
4.00%, 11/13/30	1,300	1,176,925
6.05%, 03/05/31	700	700,029
3.63%, 06/17/31	600	522,382
6.05%, 11/05/31	600	596,777
7.12%, 11/07/33	945	988,690
6.13%, 03/08/34(a)	1,050	1,029,206
6.50%, 02/07/35(a)	400	400,354
General Motors Co.
4.20%, 10/01/27	487	478,113
6.80%, 10/01/27	696	726,354
5.00%, 10/01/28	440	438,612
5.40%, 10/15/29	665	669,651
5.60%, 10/15/32(a)	850	850,850
General Motors Financial Co., Inc.
5.25%, 03/01/26	796	798,474
5.40%, 04/06/26	1,060	1,066,819
1.50%, 06/10/26	829	793,272
4.00%, 10/06/26	440	433,908
4.35%, 01/17/27	735	727,257
2.35%, 02/26/27	829	787,139
5.00%, 04/09/27	800	801,346
5.40%, 05/08/27	764	771,715
5.35%, 07/15/27(a)	735	742,308
2.70%, 08/20/27	585	554,122
3.85%, 01/05/28(a)	284	275,400
6.00%, 01/09/28(a)	588	604,060
2.40%, 04/10/28	730	673,406
5.80%, 06/23/28	765	781,714
2.40%, 10/15/28	802	729,489
5.80%, 01/07/29	1,032	1,051,375
5.65%, 01/17/29	463	469,968
4.30%, 04/06/29	650	627,258
5.55%, 07/15/29	913	923,287
4.90%, 10/06/29(a)	1,125	1,106,303
5.35%, 01/07/30	325	324,684
5.85%, 04/06/30	765	782,379
3.60%, 06/21/30	735	674,362
2.35%, 01/08/31	650	547,963
5.75%, 02/08/31	636	644,424
2.70%, 06/10/31	588	499,676
5.60%, 06/18/31	668	670,084
3.10%, 01/12/32	934	800,592
6.40%, 01/09/33	750	777,840
6.10%, 01/07/34	968	981,487
5.95%, 04/04/34	820	822,139
5.45%, 09/06/34	525	508,306
5.90%, 01/07/35	325	323,252
Honda Motor Co. Ltd.
2.53%, 03/10/27	716	685,973
2.97%, 03/10/32	637	552,633
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,197	1,402,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
PACCAR Financial Corp.
4.45%, 03/30/26	$395	$ 394,984
1.10%, 05/11/26	212	203,318
5.05%, 08/10/26	300	302,569
5.20%, 11/09/26(a)	375	380,014
2.00%, 02/04/27(a)	225	214,551
5.00%, 05/13/27(a)	250	253,126
4.45%, 08/06/27	325	324,715
4.60%, 01/10/28	200	200,470
4.60%, 01/31/29	525	523,880
4.00%, 09/26/29	200	193,816
5.00%, 03/22/34(a)	175	174,780
Series R, 4.50%, 11/25/26	215	215,199
Toyota Motor Corp.
1.34%, 03/25/26	413	398,953
5.28%, 07/13/26	160	161,928
5.12%, 07/13/28	200	203,477
3.67%, 07/20/28(a)	278	271,559
2.76%, 07/02/29	120	110,955
2.36%, 03/25/31	413	358,651
5.12%, 07/13/33(a)	175	177,158
Toyota Motor Credit Corp.
5.20%, 05/15/26	250	252,384
4.45%, 05/18/26	880	880,592
1.13%, 06/18/26	712	680,846
4.55%, 08/07/26	535	535,932
5.00%, 08/14/26	400	403,568
5.40%, 11/20/26	640	650,403
4.60%, 01/08/27(a)	275	275,933
3.20%, 01/11/27	500	488,067
1.90%, 01/13/27	515	490,214
3.05%, 03/22/27	829	805,061
1.15%, 08/13/27	350	321,879
4.55%, 09/20/27	500	500,895
4.35%, 10/08/27	892	887,991
5.45%, 11/10/27	450	460,453
3.05%, 01/11/28	278	266,593
4.63%, 01/12/28	600	601,727
1.90%, 04/06/28	1,611	1,482,908
5.25%, 09/11/28	516	524,935
4.65%, 01/05/29	607	604,976
3.65%, 01/08/29	179	171,877
5.05%, 05/16/29	712	718,464
4.45%, 06/29/29	606	598,784
4.55%, 08/09/29(a)	675	668,932
4.95%, 01/09/30(a)	275	276,539
2.15%, 02/13/30	413	363,355
3.38%, 04/01/30	829	772,065
4.55%, 05/17/30	380	375,078
5.55%, 11/20/30	614	633,538
1.65%, 01/10/31	306	254,236
5.10%, 03/21/31	575	579,000
1.90%, 09/12/31	579	478,469
4.60%, 10/10/31	400	390,554
2.40%, 01/13/32	850	716,678
4.70%, 01/12/33	278	270,606
4.80%, 01/05/34	479	465,787
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.35%, 01/09/35	$225	$ 226,291
Series B, 5.00%, 03/19/27	623	628,792
		93,342,292
Banks — 27.4%
African Development Bank
4.63%, 01/04/27	2,100	2,111,863
4.38%, 03/14/28	1,600	1,602,258
Asian Development Bank
3.75%, 04/25/28(a)	1,500	1,474,341
4.50%, 08/25/28	2,000	2,010,502
4.00%, 01/12/33	1,700	1,633,884
3.88%, 06/14/33	1,500	1,425,733
4.13%, 01/12/34	1,300	1,253,482
Asian Infrastructure Investment Bank
4.88%, 09/14/26	1,200	1,210,607
4.13%, 01/18/29	2,000	1,983,267
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	1,000	1,005,567
4.42%, 12/16/26	750	749,202
4.75%, 01/18/27	750	753,884
4.90%, 07/16/27	630	635,591
3.92%, 09/30/27	500	493,304
4.62%, 12/16/29	500	497,354
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	600	606,833
(1-year CMT + 1.95%), 6.03%, 03/13/35(b)	600	608,187
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	409,636
(1-year CMT + 3.30%), 7.88%, 11/15/34(b)	400	443,752
Banco Santander SA
1.85%, 03/25/26	1,600	1,545,715
4.25%, 04/11/27	1,000	985,879
5.29%, 08/18/27	1,000	1,006,228
3.80%, 02/23/28	600	578,751
4.38%, 04/12/28	800	782,608
5.59%, 08/08/28(a)	800	814,666
6.61%, 11/07/28	1,000	1,052,656
3.31%, 06/27/29	600	559,410
5.57%, 01/17/30(a)	400	405,328
3.49%, 05/28/30	800	732,507
2.75%, 12/03/30	1,200	1,028,185
2.96%, 03/25/31(a)	400	351,683
5.44%, 07/15/31(a)	1,350	1,362,186
6.92%, 08/08/33	1,200	1,274,123
6.94%, 11/07/33	1,000	1,097,812
6.35%, 03/14/34	800	819,747
6.03%, 01/17/35	800	816,691
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	759,855
(1-year CMT + 0.95%), 5.37%, 07/15/28(b)	1,000	1,007,858
(1-year CMT + 1.25%), 5.55%, 03/14/28(b)	800	807,948
(1-year CMT + 1.45%), 5.54%, 03/14/30(b)	800	806,495
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	600	517,467
(1-year CMT + 1.65%), 6.53%, 11/07/27(b)	600	616,484
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	786,223
Bank of America Corp.
4.45%, 03/03/26	1,111	1,107,866
3.50%, 04/19/26	1,484	1,465,783
4.25%, 10/22/26	1,069	1,061,119
3.25%, 10/21/27	1,961	1,893,222

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 0.83%), 4.98%, 01/24/29(b)	$2,000	$ 2,004,532
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	4,522	4,325,192
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)	2,605	2,613,530
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	1,766	1,689,558
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	2,059	1,878,772
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	2,228	1,893,102
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,550	2,144,763
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)	1,620	1,629,311
(1-day SOFR + 1.32%), 2.69%, 04/22/32(a)(b)	3,267	2,829,475
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,518	2,175,389
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	956	973,364
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,183,112
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,759	1,492,164
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	2,032	2,087,493
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,718	1,701,087
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,540	2,560,652
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	3,379	3,390,554
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	2,200	2,154,294
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	2,607	2,491,900
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	2,600	2,679,400
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	3,480	3,464,392
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	1,600	1,559,217
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	1,275	1,319,893
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,060,604
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	2,000	1,772,265
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	3,976	3,917,162
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	3,203	2,835,532
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	4,051	3,888,339
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	1,879	1,851,269
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	1,813	1,764,884
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,614	1,495,055
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	1,527	1,388,497
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,859	1,788,939
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	2,217	2,166,931
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	1,613	1,565,076
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	1,429	1,394,376
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,628,951
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	1,229	1,011,994
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	1,400	1,245,057
Series L, 4.18%, 11/25/27	829	815,822
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	2,409	2,328,967
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,221,450
Bank of America N.A., 5.53%, 08/18/26	1,200	1,217,269
Bank of Montreal
5.30%, 06/05/26	800	807,378
1.25%, 09/15/26	961	911,133
5.27%, 12/11/26	674	681,663
2.65%, 03/08/27(a)	637	612,507
5.37%, 06/04/27	500	507,407
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
5.20%, 02/01/28	$900	$ 909,977
5.72%, 09/25/28	700	719,202
5.51%, 06/04/31	700	711,822
(1-day SOFR + 1.25%), 4.64%, 09/10/30(a)(b)	545	536,270
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(b)	410	411,287
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	550,118
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	733	703,468
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	925	922,687
Series H, 4.70%, 09/14/27	700	700,372
Bank of New York Mellon Corp.
2.80%, 05/04/26	563	552,163
2.45%, 08/17/26	500	485,135
1.05%, 10/15/26	422	398,258
2.05%, 01/26/27(a)	829	791,315
3.25%, 05/16/27	620	602,477
3.40%, 01/29/28	563	544,441
3.85%, 04/28/28	343	335,389
1.65%, 07/14/28	225	203,990
3.00%, 10/30/28	375	352,195
3.85%, 04/26/29	572	553,468
3.30%, 08/23/29	529	492,857
1.65%, 01/28/31	375	312,897
1.80%, 07/28/31	329	273,898
2.50%, 01/26/32	413	351,375
(1-day SOFR + 0.84%), 4.89%, 07/21/28(a)(b)	525	528,109
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	1,312	1,318,365
(1-day SOFR + 1.09%), 4.98%, 03/14/30(b)	800	802,727
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	98,319
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	300	298,276
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	525	523,937
(1-day SOFR + 1.25%), 5.23%, 11/20/35(b)	475	472,886
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	500	471,534
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	800	791,284
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	289,678
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	1,375	1,444,037
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	300	300,461
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	825	890,018
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	590	606,492
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	1,112	1,156,176
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	875	853,581
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	440	430,696
Bank of Nova Scotia
4.75%, 02/02/26	710	711,763
1.05%, 03/02/26(a)	606	583,865
1.35%, 06/24/26	259	247,739
2.70%, 08/03/26	797	774,849
1.30%, 09/15/26	512	485,683
5.35%, 12/07/26	732	741,102
1.95%, 02/02/27	829	787,870
2.95%, 03/11/27	372	359,183
5.40%, 06/04/27	549	557,585
5.25%, 06/12/28	1,060	1,074,737
4.93%, 02/14/29	450	449,912
5.45%, 08/01/29	275	280,151
4.85%, 02/01/30	900	894,423
5.13%, 02/14/31	450	449,901
2.15%, 08/01/31	329	274,893
2.45%, 02/02/32	829	696,576
5.65%, 02/01/34	550	561,179
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (continued)
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	$683	$ 676,329
(1-day SOFR + 1.44%), 4.74%, 11/10/32(a)(b)	475	461,839
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)	664	609,137
Barclays PLC
5.20%, 05/12/26	1,178	1,180,102
4.34%, 01/10/28	700	689,347
4.84%, 05/09/28	1,178	1,164,774
(1-day SOFR + 1.34%), 4.84%, 09/10/28(b)	600	597,751
(1-day SOFR + 1.49%), 5.67%, 03/12/28(b)	800	811,284
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	2,800	2,756,350
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	1,200	1,218,321
(1-day SOFR + 1.88%), 6.50%, 09/13/27(b)	800	818,757
(1-day SOFR + 1.91%), 5.34%, 09/10/35(a)(b)	1,400	1,358,219
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	1,200	1,213,705
(1-day SOFR + 2.22%), 6.49%, 09/13/29(a)(b)	650	677,776
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	1,000	1,063,954
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,340,695
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	900	965,609
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	837,968
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	510	435,504
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	800	679,718
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	500	436,468
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	1,100	1,111,884
(1-year CMT + 3.00%), 5.75%, 08/09/33(b)	600	602,834
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	900	953,088
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,328,179
(3-mo. SOFR + 2.16%), 4.97%, 05/16/29(b)	1,995	1,986,807
(3-mo. SOFR + 3.32%), 5.09%, 06/20/30(b)	878	858,808
(5-year CMT + 2.90%), 3.56%, 09/23/35(a)(b)	678	604,750
BPCE SA, 3.38%, 12/02/26	400	391,203
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	259	247,468
5.62%, 07/17/26	150	152,008
5.93%, 10/02/26	564	575,821
3.45%, 04/07/27	550	536,587
5.24%, 06/28/27	3,900	3,943,614
5.00%, 04/28/28	572	574,092
5.99%, 10/03/28	250	258,751
5.26%, 04/08/29	800	808,002
3.60%, 04/07/32	664	598,483
6.09%, 10/03/33	650	680,213
(1-day SOFR + 0.72%), 4.86%, 01/13/28(b)	200	200,273
(1-day SOFR + 0.93%), 4.51%, 09/11/27(b)	1,925	1,917,051
(1-day SOFR + 1.11%), 5.25%, 01/13/31(a)(b)	275	276,605
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	325	318,887
Citibank N.A.
4.93%, 08/06/26	660	663,273
5.80%, 09/29/28(a)	1,150	1,189,350
4.84%, 08/06/29	1,250	1,250,943
(1-day SOFR + 0.71%), 4.88%, 11/19/27(b)	1,500	1,502,832
Series BKNT, 5.44%, 04/30/26	1,250	1,262,617
Series BKNT, 5.49%, 12/04/26	750	761,864
Series BKNT, 5.57%, 04/30/34	1,210	1,230,786
Citigroup, Inc.
4.60%, 03/09/26	920	919,235
3.40%, 05/01/26(a)	1,113	1,096,152
3.20%, 10/21/26	1,813	1,768,831
4.30%, 11/20/26	645	640,336
4.45%, 09/29/27	2,541	2,512,787
4.13%, 07/25/28	1,138	1,110,755
6.63%, 06/15/32	526	562,888
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
5.88%, 02/22/33	$300	$ 306,925
6.00%, 10/31/33	600	617,038
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,532	1,464,930
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	1,429	1,271,134
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	2,748	2,345,942
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	1,200	1,008,911
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	1,329	1,282,763
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	2,075	2,022,995
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,813	1,568,120
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	2,420	2,426,637
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	1,420	1,290,137
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	1,700	1,694,046
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	1,955	1,958,262
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,692,647
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,677	2,417,424
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,625	1,613,891
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,650	1,597,686
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	2,243	1,967,416
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	2,000	2,100,350
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,935	1,974,108
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	2,579	2,488,187
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	1,451	1,399,326
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(a)(b)	1,000	974,938
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	2,373	2,274,347
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	1,354	1,314,776
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	1,490	1,465,304
(5-year CMT + 1.28%), 5.59%, 11/19/34(b)	802	797,520
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	700	667,939
Citizens Bank NA/Providence RI
(1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	346,557
Series BKNT, 3.75%, 02/18/26	400	395,782
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	187,392
2.50%, 02/06/30	279	245,074
3.25%, 04/30/30	450	408,116
2.64%, 09/30/32	300	244,518
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	825	832,542
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	792	805,725
(1-day SOFR + 2.33%), 6.65%, 04/25/35(b)	450	476,817
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	200	193,997
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(a)(b)	250	238,079
Comerica, Inc.(a)
4.00%, 02/01/29	829	790,042
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)	548	553,334
Commonwealth Bank of Australia, 4.58%, 11/27/26	1,000	1,002,434
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	650	655,873
Cooperatieve Rabobank UA
4.33%, 08/28/26	250	249,485
5.50%, 10/05/26	250	254,072
5.04%, 03/05/27	500	505,085
4.88%, 01/21/28	250	252,210
4.80%, 01/09/29	250	250,558
4.49%, 10/17/29(a)	500	494,340
Series BKNT, 3.75%, 07/21/26	787	773,017

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Corp. Andina de Fomento, 5.00%, 01/24/29	$1,200	$ 1,210,092
Deutsche Bank AG
1.69%, 03/19/26	400	387,217
5.41%, 05/10/29	680	690,848
(1-day SOFR + 1.59%), 5.71%, 02/08/28(b)	600	607,099
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	655	564,987
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	815,810
(1-day SOFR + 5.44%), 5.88%, 07/08/31(b)	200	199,944
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(b)	550	534,698
(1-day SOFR + 1.21%), 5.37%, 01/10/29(a)(b)	300	300,801
Deutsche Bank AG/New York(b)
(1-day SOFR + 1.22%), 2.31%, 11/16/27	1,667	1,589,737
(1-day SOFR + 1.32%), 2.55%, 01/07/28	1,348	1,286,142
(1-day SOFR + 1.70%), 5.00%, 09/11/30	600	589,542
(1-day SOFR + 2.05%), 5.40%, 09/11/35(a)	1,000	959,360
(1-day SOFR + 2.51%), 6.82%, 11/20/29	950	999,549
(1-day SOFR + 2.52%), 7.15%, 07/13/27	700	721,218
(1-day SOFR + 2.76%), 3.73%, 01/14/32	650	571,923
(1-day SOFR + 3.04%), 3.55%, 09/18/31	1,159	1,048,213
(1-day SOFR + 3.18%), 6.72%, 01/18/29	2,150	2,239,068
(1-day SOFR + 3.65%), 7.08%, 02/10/34	850	885,011
Discover Bank
Series BKNT, 4.25%, 03/13/26	300	298,036
Series BKNT, 3.45%, 07/27/26	650	636,958
Series BKNT, 4.65%, 09/13/28	650	639,649
Series BKNT, 2.70%, 02/06/30	300	266,555
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,101,717
European Investment Bank
3.88%, 03/15/28	3,000	2,962,652
4.50%, 10/16/28	2,400	2,412,607
4.00%, 02/15/29	3,500	3,453,311
3.63%, 07/15/30	3,200	3,078,632
3.75%, 02/14/33	4,000	3,785,551
Fifth Third Bancorp
2.55%, 05/05/27	521	496,248
3.95%, 03/14/28	400	388,490
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	785,519
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	279	273,586
(1-day SOFR + 1.49%), 4.90%, 09/06/30(b)	400	395,315
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	479	446,922
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	540	547,492
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	680	707,208
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	670	658,545
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	1,284	1,327,875
Fifth Third Bank N.A.
(1-day SOFR + 0.81%), 4.97%, 01/28/28(b)	345	346,896
Series BKNT, 2.25%, 02/01/27	350	333,586
Fifth Third Bank, Inc., Series BKNT, 3.85%, 03/15/26	300	296,519
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	249,525
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	231,424
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(b)	295	293,350
Goldman Sachs Bank USA/New York(b)
(1-day SOFR + 0.75%), 5.41%, 05/21/27	1,625	1,638,637
Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27	1,975	1,987,094
Goldman Sachs Group, Inc.
3.75%, 02/25/26	1,613	1,601,229
3.50%, 11/16/26	1,659	1,626,713
5.95%, 01/15/27	463	474,395
3.85%, 01/26/27	1,659	1,632,268
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
2.60%, 02/07/30	$1,609	$ 1,435,673
3.80%, 03/15/30	1,634	1,539,489
6.13%, 02/15/33	518	552,893
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,865	1,797,283
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,574,711
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	2,767	2,634,098
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)	1,700	1,704,003
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,710	1,425,493
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,993	1,906,619
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)(b)	2,220	2,178,047
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	1,600	1,594,404
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,719	2,288,103
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,684,335
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	1,595	1,630,716
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,518	2,162,381
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)	2,500	2,498,624
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	2,844	2,471,165
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)	2,465	2,369,761
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	620	616,988
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	1,835	1,876,933
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	2,050	2,017,110
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,653	1,637,347
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	1,626	1,706,927
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	2,021	1,970,816
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)	1,300	1,402,678
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,602,902
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,227,945
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,873	1,822,660
HSBC Bank USA NA/New York, 5.88%, 11/01/34	250	255,124
HSBC Holdings PLC
4.38%, 11/23/26(a)	600	595,427
4.95%, 03/31/30	1,686	1,678,940
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	800	801,963
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	1,255	1,270,646
(1-day SOFR + 1.10%), 2.25%, 11/22/27(a)(b)	800	765,111
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	1,864	1,598,385
(1-day SOFR + 1.29%), 1.59%, 05/24/27(a)(b)	200	191,737
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	1,450	1,312,025
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	1,600	1,598,337
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,115,227
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	800	808,616
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	800	811,873
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	1,600	1,623,912
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	1,278	1,183,217
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(b)	800	810,113
(1-day SOFR + 1.90%), 5.87%, 11/18/35(b)	1,150	1,130,099
(1-day SOFR + 1.95%), 2.36%, 08/18/31(b)	1,000	856,442
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	1,550	1,594,930
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	1,500	1,493,111
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,157,374
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,700	1,774,240
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	1,535	1,449,491
(1-day SOFR + 2.61%), 5.21%, 08/11/28(a)(b)	1,500	1,507,120
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,650	1,640,154
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,200	1,244,990
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	1,170	1,281,490
(1-day SOFR + 4.25%), 8.11%, 11/03/33(a)(b)	1,800	2,040,428
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	2,289	2,248,144
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	$1,989	$ 1,954,486
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	1,936,841
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,910,429
HSBC USA, Inc., 5.29%, 03/04/27	335	339,788
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	388,650
(1-day SOFR + 1.28%), 5.27%, 01/15/31(b)	706	707,474
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	444,782
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	621,191
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	192,487
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)	950	949,953
(5-year CMT + 1.17%), 2.49%, 08/15/36(a)(b)	324	264,185
(5-year CMT + 1.70%), 6.14%, 11/18/39(b)	350	351,199
Huntington National Bank
5.65%, 01/10/30	400	407,840
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(a)(b)	500	495,800
ING Groep NV
3.95%, 03/29/27	1,000	983,025
4.55%, 10/02/28	878	865,380
4.05%, 04/09/29	678	652,585
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	700	675,630
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	389,755
(1-day SOFR + 1.44%), 5.34%, 03/19/30(b)	1,000	1,006,934
(1-day SOFR + 1.56%), 6.08%, 09/11/27(b)	800	814,856
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	1,000	999,366
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	889	872,454
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	800	744,655
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	800	829,207
Inter-American Development Bank
4.50%, 05/15/26	1,200	1,202,764
4.38%, 02/01/27	1,000	1,001,686
4.00%, 01/12/28	2,100	2,082,184
4.13%, 02/15/29	2,600	2,577,016
3.50%, 04/12/33	1,400	1,295,900
4.50%, 09/13/33	1,300	1,288,223
Inter-American Investment Corp., 4.75%, 09/19/28	300	303,425
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	694,784
3.50%, 07/12/28	2,500	2,433,881
4.63%, 08/01/28	2,000	2,018,401
3.88%, 02/14/30	3,000	2,927,217
4.00%, 07/25/30	2,300	2,250,936
4.00%, 01/10/31	3,300	3,215,126
4.75%, 11/14/33(a)	2,100	2,119,780
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,001,477
4.50%, 07/13/28	1,100	1,107,474
JPMorgan Chase & Co.
3.30%, 04/01/26	1,861	1,837,973
3.20%, 06/15/26	829	815,520
2.95%, 10/01/26	2,573	2,511,182
7.63%, 10/15/26	413	433,445
4.13%, 12/15/26(a)	1,489	1,476,560
4.25%, 10/01/27	413	410,363
3.63%, 12/01/27	829	806,912
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	2,277	2,159,568
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)	1,595	1,596,634
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	1,800	1,784,849
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	2,375	2,286,481
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.90%), 5.14%, 01/24/31(b)	$2,705	$ 2,716,952
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	1,350	1,371,154
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	1,130	1,134,142
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	1,060,261
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	1,700	1,668,455
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	2,859	2,394,554
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	1,725	1,723,042
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	1,950	1,989,492
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	1,134	1,093,307
(1-day SOFR + 1.18%), 2.55%, 11/08/32(a)(b)	1,872	1,589,723
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	2,071	2,083,816
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	2,457	2,134,285
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	1,750	1,753,009
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)	1,905	1,919,097
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	970	992,006
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	2,060	1,989,433
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,245	1,260,456
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	2,325	2,303,434
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	2,070	2,123,887
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,274,383
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	1,725	1,793,037
(1-day SOFR + 1.62%), 5.34%, 01/23/35(a)(b)	1,676	1,672,322
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,300	1,278,633
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	1,598	1,536,435
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	2,624	2,781,036
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	2,915	2,923,455
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)	1,000	942,491
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	3,002,611
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	2,405	2,125,329
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,288	3,225,181
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	2,102	2,139,801
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	1,650	1,590,834
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	691,928
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	1,529	1,473,585
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	2,242	1,940,133
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	919	895,175
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,529	1,452,150
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	2,791	2,526,632
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	2,049	2,001,778
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	2,105	2,071,524
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,909	1,872,989
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(a)(b)	1,450	1,412,040
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	2,091	1,880,333
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	1,959	1,914,716
JPMorgan Chase Bank NA, 5.11%, 12/08/26(a)	2,000	2,020,453
KeyBank NA
Series BKNT, 3.40%, 05/20/26	450	441,292
Series BKNT, 6.95%, 02/01/28	550	574,598
Series BKNT, 3.90%, 04/13/29	261	246,577

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA (continued)
Series BKNT, 4.90%, 08/08/32	$550	$ 522,023
KeyBank NA/Cleveland OH
4.39%, 12/14/27	800	788,462
5.00%, 01/26/33	700	676,381
Series BKNT, 5.85%, 11/15/27(a)	500	512,399
KeyCorp.
2.25%, 04/06/27(a)	546	516,431
4.10%, 04/30/28	345	334,785
2.55%, 10/01/29	413	368,703
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	546	518,580
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(b)	658	688,973
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26	1,000	992,161
4.63%, 08/07/26	3,000	3,015,346
4.38%, 03/01/27	3,000	3,006,266
3.00%, 05/20/27	2,700	2,624,797
3.50%, 08/27/27(a)	2,000	1,962,146
3.75%, 02/15/28	1,650	1,624,121
2.88%, 04/03/28(a)	1,150	1,101,532
3.88%, 06/15/28	3,000	2,958,699
4.00%, 03/15/29(a)	3,800	3,748,098
1.75%, 09/14/29	1,243	1,107,725
4.63%, 03/18/30	695	701,599
0.75%, 09/30/30	789	646,056
4.75%, 10/29/30	1,500	1,524,168
4.13%, 07/15/33	2,600	2,515,470
4.38%, 02/28/34	1,500	1,474,296
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	829	798,372
4.63%, 04/17/29	1,000	1,009,437
0.88%, 09/03/30	1,659	1,367,212
5.00%, 10/24/33(a)	600	615,072
Series 37, 2.50%, 11/15/27	1,400	1,333,775
Lloyds Banking Group PLC
4.65%, 03/24/26	1,200	1,195,029
3.75%, 01/11/27	800	785,742
4.38%, 03/22/28	1,078	1,057,322
4.55%, 08/16/28	710	699,496
(1-year CMT + 0.85%), 1.63%, 05/11/27(b)	800	767,914
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	800	801,320
(1-year CMT + 1.07%), 5.72%, 06/05/30(b)	1,000	1,019,987
(1-year CMT + 1.20%), 5.59%, 11/26/35(b)	600	596,610
(1-year CMT + 1.38%), 5.46%, 01/05/28(b)	1,000	1,008,853
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	900	913,368
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(b)	1,000	1,022,503
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	1,600	1,603,912
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	678	661,101
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	900	869,016
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	700	788,024
(3-mo. SOFR + 1.47%), 3.57%, 11/07/28(b)	1,300	1,251,008
M&T Bank Corp.(b)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	144,263
(1-day SOFR + 1.61%), 5.39%, 01/16/36	170	165,831
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	576,237
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	480,222
(1-day SOFR + 2.80%), 7.41%, 10/30/29	800	859,282
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	445,644
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	950	943,483
Series BKNT, 3.40%, 08/17/27	250	240,804
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	$1,600	$ 1,586,908
2.76%, 09/13/26	600	582,178
3.68%, 02/22/27	590	578,615
3.29%, 07/25/27	829	804,532
3.96%, 03/02/28	829	810,210
4.05%, 09/11/28(a)	590	575,693
3.74%, 03/07/29	1,659	1,594,749
3.20%, 07/18/29	1,300	1,208,919
2.56%, 02/25/30	710	632,305
2.05%, 07/17/30	910	779,853
(1-year CMT + 0.67%), 1.64%, 10/13/27(b)	750	711,595
(1-year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,432,653
(1-year CMT + 0.78%), 5.20%, 01/16/31(b)	400	401,140
(1-year CMT + 0.82%), 5.26%, 04/17/30(b)	600	605,333
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	715,417
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,101,461
(1-year CMT + 0.95%), 5.57%, 01/16/36(b)	800	805,571
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	600	507,467
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	1,200	1,199,455
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	600	514,789
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	600	590,229
(1-year CMT + 1.38%), 5.42%, 02/22/29(a)(b)	980	993,367
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	447,328
(1-year CMT + 1.55%), 4.32%, 04/19/33(b)	400	376,199
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	762,297
(1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	337,949
(1-year CMT + 1.90%), 5.35%, 09/13/28(a)(b)	955	967,661
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	900	903,206
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)(b)	600	604,504
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	900	890,200
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	454,429
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	778,193
3.66%, 02/28/27(a)	400	391,869
3.17%, 09/11/27(a)	678	652,925
4.02%, 03/05/28	800	781,804
2.56%, 09/13/31	610	513,546
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	910	869,472
(1-year CMT + 0.75%), 1.55%, 07/09/27(b)	700	668,775
(1-year CMT + 0.87%), 2.17%, 05/22/32(b)	400	334,387
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	400	334,159
(1-year CMT + 1.08%), 5.38%, 07/10/30(b)	600	606,211
(1-year CMT + 1.12%), 5.38%, 05/26/30(b)	640	646,873
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	200	185,974
(1-year CMT + 1.30%), 5.58%, 05/26/35(b)	400	403,281
(1-year CMT + 1.30%), 5.59%, 07/10/35(b)	550	555,259
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	800	816,350
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	800	819,551
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	307,722
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	611,779
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	613,179
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	800	810,873
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	500	508,206
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(b)	300	263,745
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	678	624,526
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(a)(b)	600	584,841
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	1,050	885,923
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	$420	$ 380,948
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	678	581,681
Morgan Stanley
3.13%, 07/27/26	1,763	1,726,478
6.25%, 08/09/26(a)	500	511,774
4.35%, 09/08/26	1,243	1,234,498
3.63%, 01/20/27	2,160	2,123,920
3.95%, 04/23/27	1,263	1,241,267
3.59%, 07/22/28(b)	1,866	1,805,856
7.25%, 04/01/32	400	452,308
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	2,208	2,105,687
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	2,544	2,446,210
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,127,921
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	1,325	1,347,314
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	1,572	1,296,527
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,542	1,269,583
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	1,975	1,936,176
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)	1,320	1,326,266
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)(b)	2,159	1,931,002
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,463	2,056,602
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,746	1,474,932
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	1,530	1,526,724
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	1,615	1,647,168
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,431,737
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,817	1,495,503
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	2,115	2,129,279
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	1,425	1,431,101
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	2,391	2,360,471
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	2,181	2,234,583
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,719,802
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,554	1,533,466
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,480	1,502,506
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,695	1,703,873
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	2,438	2,430,871
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	1,280	1,340,287
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	2,190	2,162,728
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,800	1,801,686
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	1,478	1,594,839
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,131,681
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,619	1,677,538
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	2,281	2,418,804
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	1,378	1,345,264
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	2,086	1,947,410
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	2,045	1,981,519
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	2,017	1,972,723
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	900	905,700
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	1,210	1,221,304
Morgan Stanley Bank NA
(1-day SOFR + 0.68%), 4.45%, 10/15/27(b)	1,750	1,740,800
(1-day SOFR + 0.91%), 5.02%, 01/12/29(b)	1,750	1,756,941
Series BKNT, 4.75%, 04/21/26	780	781,673
Series BKNT, 5.88%, 10/30/26	1,050	1,071,979
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(b)	1,800	1,824,255
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(b)	925	927,179
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(b)	1,040	1,043,648
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd.
4.50%, 10/26/27	$775	$ 774,040
4.90%, 01/14/30	500	503,428
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,000	986,918
5.09%, 06/11/27	630	638,059
4.94%, 01/12/28	950	958,826
4.90%, 06/13/28(a)	650	654,269
4.79%, 01/10/29(a)	750	754,070
Series BKNT, 2.50%, 07/12/26	847	823,761
National Bank of Canada
5.60%, 12/18/28	750	767,401
4.50%, 10/10/29	750	733,973
(1-day SOFR + 0.80%), 4.95%, 02/01/28(b)	500	501,227
(1-day SOFR + 1.04%), 5.60%, 07/02/27(b)	500	505,425
NatWest Group PLC
4.80%, 04/05/26	878	878,639
(1-year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	1,052,866
(1-year CMT + 1.10%), 5.58%, 03/01/28(b)	600	607,357
(1-year CMT + 1.22%), 4.96%, 08/15/30(b)	800	791,834
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)	650	656,758
(1-year CMT + 1.50%), 5.78%, 03/01/35(b)	1,000	1,011,056
(1-year CMT + 1.95%), 5.81%, 09/13/29(b)	800	816,593
(1-year CMT + 2.10%), 6.02%, 03/02/34(b)	700	718,556
(1-year CMT + 2.27%), 5.52%, 09/30/28(b)	1,325	1,342,129
(1-year CMT + 2.55%), 3.07%, 05/22/28(b)	650	623,430
(3-mo. SOFR + 2.02%), 4.89%, 05/18/29(b)	1,128	1,120,049
(3-mo. SOFR + 2.13%), 4.45%, 05/08/30(a)(b)	878	851,429
(3-mo. SOFR + 2.17%), 5.08%, 01/27/30(b)	1,178	1,171,388
(5-year CMT + 2.20%), 6.48%, 06/01/34(a)(b)	600	618,266
(5-year CMT + 2.35%), 3.03%, 11/28/35(b)	400	347,035
Northern Trust Corp.
4.00%, 05/10/27	483	477,287
3.65%, 08/03/28(a)	163	157,675
3.15%, 05/03/29	413	389,154
1.95%, 05/01/30	550	476,670
6.13%, 11/02/32	610	646,596
(3-mo. SOFR + 1.39%), 3.38%, 05/08/32(b)	600	576,985
Oesterreichische Kontrollbank AG
0.50%, 02/02/26(a)	600	577,238
5.00%, 10/23/26	900	909,565
4.75%, 05/21/27	920	927,954
4.25%, 03/01/28	1,000	996,931
4.13%, 01/18/29	1,000	988,864
4.50%, 01/24/30	575	576,006
PNC Bank NA
Series BKNT, 3.10%, 10/25/27	800	768,322
Series BKNT, 3.25%, 01/22/28	500	480,694
Series BKNT, 4.05%, 07/26/28	900	873,557
Series BKNT, 2.70%, 10/22/29	500	450,296
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	485,613
1.15%, 08/13/26	509	483,380
3.15%, 05/19/27	450	435,275
3.45%, 04/23/29	1,073	1,018,015
2.55%, 01/22/30	1,431	1,278,561
(1-day SOFR + 0.80%), 5.10%, 07/23/27(b)	700	703,475
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	529	448,117
(1-day SOFR + 1.07%), 5.22%, 01/29/31(b)	710	714,741
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	1,276	1,297,273
(1-day SOFR + 1.26%), 4.81%, 10/21/32(a)(b)	980	955,011
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	831	839,752
(1-day SOFR + 1.39%), 5.58%, 01/29/36(b)	230	231,162

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	$920	$ 913,962
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	684,363
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	1,888	1,926,739
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	1,212	1,231,369
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	1,175	1,149,829
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	500	516,052
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,699	1,860,211
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b)	1,010	1,040,535
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(b)	450	424,847
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	948	984,723
Regions Financial Corp.
1.80%, 08/12/28	463	415,896
(1-day SOFR + 1.49%), 5.72%, 06/06/30(b)	325	330,393
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	600	589,152
Royal Bank of Canada
1.20%, 04/27/26	1,059	1,017,663
1.15%, 07/14/26	635	605,952
5.20%, 07/20/26	868	876,879
1.40%, 11/02/26	324	306,832
4.88%, 01/19/27	1,041	1,046,953
2.05%, 01/21/27	413	393,505
3.63%, 05/04/27	749	732,891
4.24%, 08/03/27	650	644,826
6.00%, 11/01/27	1,100	1,136,717
4.90%, 01/12/28	300	302,334
5.20%, 08/01/28	880	890,883
4.95%, 02/01/29	833	836,091
2.30%, 11/03/31	900	760,589
3.88%, 05/04/32	700	646,390
5.00%, 02/01/33	1,060	1,045,629
5.00%, 05/02/33	562	553,964
5.15%, 02/01/34	1,041	1,032,463
(1-day SOFR + 0.79%), 5.07%, 07/23/27(b)	700	703,853
(1-day SOFR + 0.83%), 4.97%, 01/24/29(b)	950	952,922
(1-day SOFR + 1.03%), 5.15%, 02/04/31(b)	950	954,382
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	700	698,107
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(b)	350	348,683
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)(b)	350	347,322
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	1,758	1,728,153
Santander Holdings USA, Inc.
3.24%, 10/05/26	619	602,144
4.40%, 07/13/27	500	494,490
(1-day SOFR + 1.23%), 6.12%, 05/31/27(b)	210	212,984
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	643,248
(1-day SOFR + 1.94%), 5.35%, 09/06/30(a)(b)	638	634,371
(1-day SOFR + 2.14%), 6.34%, 05/31/35(b)	510	520,766
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	596	615,796
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	611	626,527
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	388	402,783
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	300	329,733
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,125,970
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	617,585
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	214,701
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	828,982
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	600	585,286
(3-mo. SOFR + 1.66%), 3.82%, 11/03/28	600	578,896
Santander UK Group Holdings PLC, (1-day SOFR Index + 1.52%), 5.69%, 04/15/31(b)	850	859,087
Standard Chartered Bank, 4.85%, 12/03/27	250	251,052
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co.
4.59%, 11/25/26	$750	$ 751,385
4.78%, 11/23/29	500	500,051
State Street Corp.
2.65%, 05/19/26(a)	829	810,997
5.27%, 08/03/26	782	789,978
4.99%, 03/18/27	801	807,853
4.33%, 10/22/27	841	836,692
2.40%, 01/24/30(a)	489	438,635
2.20%, 03/03/31	450	384,450
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	341	323,783
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	265,682
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	441	374,343
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	700	694,789
(1-day SOFR + 1.05%), 4.68%, 10/22/32(b)	525	510,977
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	500	514,516
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	330	298,014
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	600	581,513
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	332,741
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	118,295
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	500	466,846
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	650	646,036
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	450	468,798
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	335	307,131
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	350	341,389
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26	959	950,762
5.88%, 07/13/26	600	610,186
2.63%, 07/14/26	1,513	1,470,445
1.40%, 09/17/26	1,382	1,311,928
3.01%, 10/19/26	863	839,852
3.45%, 01/11/27(a)	700	684,522
2.17%, 01/14/27	400	381,668
3.36%, 07/12/27	1,177	1,142,318
3.35%, 10/18/27	413	399,577
5.52%, 01/13/28	1,100	1,120,135
3.54%, 01/17/28	309	299,164
5.80%, 07/13/28	500	514,203
3.94%, 07/19/28	414	402,337
5.72%, 09/14/28	800	820,712
1.90%, 09/17/28	1,382	1,245,033
4.31%, 10/16/28	432	425,950
2.47%, 01/14/29	400	364,857
5.32%, 07/09/29	400	405,115
3.04%, 07/16/29	1,640	1,509,926
3.20%, 09/17/29	413	381,662
2.72%, 09/27/29	478	432,444
5.71%, 01/13/30	1,000	1,025,886
2.75%, 01/15/30	750	674,344
5.24%, 04/15/30	200	201,170
2.13%, 07/08/30	1,310	1,124,777
5.85%, 07/13/30	500	517,049
2.14%, 09/23/30	470	399,384
1.71%, 01/12/31	235	193,854
5.42%, 07/09/31	600	606,730
2.22%, 09/17/31	600	501,297
5.45%, 01/15/32	200	201,501
5.77%, 01/13/33	1,050	1,078,997
5.78%, 07/13/33	700	720,429
5.81%, 09/14/33(a)	600	620,423
5.56%, 07/09/34	1,050	1,061,150
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.63%, 01/15/35	$200	$ 202,475
Synchrony Bank, 5.63%, 08/23/27	500	504,003
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	251,754
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(b)	334	337,755
Toronto-Dominion Bank
1.20%, 06/03/26	881	842,557
5.53%, 07/17/26	1,289	1,305,102
1.25%, 09/10/26	911	864,381
5.26%, 12/11/26	165	166,817
4.57%, 12/17/26	950	948,057
1.95%, 01/12/27(a)	413	392,138
2.80%, 03/10/27	637	612,331
4.98%, 04/05/27	475	477,405
4.11%, 06/08/27	1,016	1,001,843
4.69%, 09/15/27	1,074	1,073,728
5.16%, 01/10/28	750	757,012
4.86%, 01/31/28	500	499,939
5.52%, 07/17/28	847	864,447
4.99%, 04/05/29	475	475,509
4.78%, 12/17/29	850	840,825
2.00%, 09/10/31(a)	695	578,584
2.45%, 01/12/32	413	344,915
5.30%, 01/30/32	500	500,471
3.20%, 03/10/32	1,015	890,933
4.46%, 06/08/32	1,432	1,358,943
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)	650	637,591
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	1,015	988,611
Truist Bank
Series BKNT, 3.30%, 05/15/26	400	392,289
Series BKNT, 3.80%, 10/30/26	500	491,468
Series BKNT, 2.25%, 03/11/30	761	660,002
Truist Financial Corp.
1.13%, 08/03/27	535	489,754
3.88%, 03/19/29	330	315,159
1.95%, 06/05/30	535	458,157
(1-day SOFR + 0.61%), 1.27%, 03/02/27(b)	878	845,097
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	529	478,206
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	523	514,816
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	1,054	1,051,019
(1-day SOFR + 1.57%), 5.15%, 08/05/32(b)	625	619,972
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	999	1,010,010
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	999	972,931
(1-day SOFR + 1.92%), 5.71%, 01/24/35(a)(b)	1,448	1,464,181
(1-day SOFR + 2.05%), 6.05%, 06/08/27(b)	1,035	1,050,794
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(b)	702	664,112
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	520,217
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	1,165	1,188,476
(1-day SOFR + 2.45%), 7.16%, 10/30/29(a)(b)	1,035	1,107,506
U.S. Bancorp
3.10%, 04/27/26	724	710,135
3.90%, 04/26/28	615	598,267
3.00%, 07/30/29	634	582,023
1.38%, 07/22/30(a)	969	803,573
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	793	754,085
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	350,105
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	1,047	1,039,969
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	810	809,114
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	1,018	1,030,808
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,300	1,246,812
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,153,000
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	1,524	1,541,979
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 1.88%), 6.79%, 10/26/27(a)(b)	$634	$ 654,473
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,071,478
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	1,162	1,194,450
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	675	647,027
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	1,333	1,362,577
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	1,007	819,988
Series V, 2.38%, 07/22/26	857	830,888
Series X, 3.15%, 04/27/27	883	856,173
U.S. Bank NA, (1-day SOFR + 0.69%), 4.51%, 10/22/27(b)	800	796,639
UBS AG
1.25%, 06/01/26	600	574,839
1.25%, 08/07/26(a)	1,050	999,066
5.65%, 09/11/28	1,000	1,026,308
(1-day SOFR + 0.72%), 4.86%, 01/10/28(b)	250	250,800
UBS AG/Stamford CT
5.00%, 07/09/27	650	655,088
7.50%, 02/15/28	2,000	2,148,422
UBS Group AG, 4.55%, 04/17/26	1,474	1,471,583
Wells Fargo & Co.
3.00%, 04/22/26	2,218	2,176,067
4.10%, 06/03/26	1,802	1,786,242
3.00%, 10/23/26	2,366	2,300,698
4.30%, 07/22/27	1,667	1,650,550
4.15%, 01/24/29	1,474	1,437,007
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	2,280	2,317,836
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)	805	809,242
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	1,750	1,714,542
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	1,820	1,829,840
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,763	2,436,523
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	2,667	2,591,501
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,794	2,844,804
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)	1,965	1,965,932
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	1,871	1,951,693
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	2,045	2,039,068
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	3,056	3,065,646
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	2,535	2,517,237
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	2,166	2,310,530
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	2,045	1,932,311
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,873	2,788,511
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	2,843	2,520,206
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	1,849	1,809,825
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	2,409	2,186,484
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	2,081,506
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,559	1,512,238
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(b)	1,415	1,415,709
Wells Fargo Bank NA
5.25%, 12/11/26	1,500	1,519,874
Series BKNT, 5.45%, 08/07/26	1,500	1,518,444
Westpac Banking Corp.
5.20%, 04/16/26	600	605,564
2.85%, 05/13/26	1,181	1,158,769
1.15%, 06/03/26	1,207	1,155,785
2.70%, 08/19/26(a)	736	717,007
4.60%, 10/20/26	330	330,798
3.35%, 03/08/27	700	684,289

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued)
4.04%, 08/26/27	$600	$ 594,173
5.46%, 11/18/27	800	820,121
3.40%, 01/25/28	735	711,546
5.54%, 11/17/28	920	947,294
1.95%, 11/20/28	829	750,880
5.05%, 04/16/29	600	607,454
2.65%, 01/16/30	571	517,686
2.15%, 06/03/31	736	628,257
6.82%, 11/17/33	628	678,154
(1-year CMT + 1.20%), 5.62%, 11/20/35(b)	950	936,206
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	541,393
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	920	782,010
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	957	818,278
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	1,040	981,890
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	1,104	1,088,250
Zions Bancorp NA
3.25%, 10/29/29	261	233,354
(1-day SOFR + 2.83%), 6.82%, 11/19/35(b)	250	257,124
		994,522,156
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26(a)	1,063	1,054,563
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	1,350	1,327,531
4.75%, 01/23/29	2,867	2,870,373
3.50%, 06/01/30	1,311	1,230,392
4.90%, 01/23/31	500	500,302
5.00%, 06/15/34	863	850,943
Brown-Forman Corp., 4.75%, 04/15/33	200	194,866
Coca-Cola Co.
3.38%, 03/25/27	672	658,630
2.90%, 05/25/27	163	157,844
1.45%, 06/01/27	1,000	936,083
1.50%, 03/05/28	829	757,904
1.00%, 03/15/28	776	699,274
2.13%, 09/06/29(a)	829	744,584
3.45%, 03/25/30	745	703,186
1.65%, 06/01/30	1,276	1,091,605
2.00%, 03/05/31	312	266,730
1.38%, 03/15/31(a)	776	636,330
2.25%, 01/05/32	1,733	1,474,763
5.00%, 05/13/34	866	865,197
4.65%, 08/14/34	637	619,271
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	303,797
5.45%, 06/01/34	300	302,632
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	705	634,278
1.85%, 09/01/32	332	262,174
Constellation Brands, Inc.
5.00%, 02/02/26	150	149,946
3.70%, 12/06/26	620	609,156
3.50%, 05/09/27	179	174,318
4.35%, 05/09/27	400	396,328
3.60%, 02/15/28	350	337,542
4.65%, 11/15/28	250	247,485
4.80%, 01/15/29	175	173,947
3.15%, 08/01/29	829	765,598
2.88%, 05/01/30(a)	229	204,686
2.25%, 08/01/31	652	542,953
Security	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc. (continued)
4.75%, 05/09/32(a)	$330	$ 317,297
4.90%, 05/01/33(a)	840	806,586
Diageo Capital PLC
5.38%, 10/05/26	600	608,117
5.30%, 10/24/27(a)	500	508,457
3.88%, 05/18/28	478	467,257
2.38%, 10/24/29	766	689,231
2.00%, 04/29/30	678	588,082
2.13%, 04/29/32	478	391,962
5.50%, 01/24/33	500	509,221
5.63%, 10/05/33	600	617,124
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26	252	243,934
5.10%, 03/15/27	543	547,423
3.43%, 06/15/27	314	305,379
4.60%, 05/25/28	702	696,960
5.05%, 03/15/29	543	545,038
3.95%, 04/15/29	632	608,168
3.20%, 05/01/30	413	378,354
4.05%, 04/15/32	615	575,249
5.30%, 03/15/34	425	423,939
Series 10, 5.20%, 03/15/31	225	226,680
Series 31, 2.25%, 03/15/31(a)	413	351,320
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	1,020,264
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	225,927
4.55%, 02/16/29	225	223,779
4.70%, 02/16/34	425	411,187
PepsiCo, Inc.
4.55%, 02/13/26	200	200,348
2.85%, 02/24/26	413	406,627
2.38%, 10/06/26	659	637,501
5.13%, 11/10/26	1,800	1,822,725
2.63%, 03/19/27	256	246,965
3.00%, 10/15/27	813	784,230
3.60%, 02/18/28	445	433,993
4.45%, 05/15/28(a)	456	456,277
7.00%, 03/01/29	250	271,784
4.50%, 07/17/29	425	423,712
2.63%, 07/29/29(a)	829	761,517
2.75%, 03/19/30	1,025	932,606
1.63%, 05/01/30	496	424,190
1.40%, 02/25/31	502	413,081
1.95%, 10/21/31	816	681,730
3.90%, 07/18/32	837	784,073
4.45%, 02/15/33	550	541,600
4.80%, 07/17/34(a)	425	417,822
		45,672,927
Biotechnology — 0.7%
Amgen, Inc.
5.51%, 03/02/26	850	850,071
2.60%, 08/19/26	901	874,410
2.20%, 02/21/27	1,148	1,092,421
3.20%, 11/02/27	665	640,259
5.15%, 03/02/28	2,699	2,729,899
1.65%, 08/15/28	800	719,140
3.00%, 02/22/29	300	280,010
4.05%, 08/18/29	942	909,392
2.45%, 02/21/30	902	801,828
5.25%, 03/02/30	1,832	1,854,712
2.30%, 02/25/31	902	772,756
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
2.00%, 01/15/32	$460	$ 375,379
3.35%, 02/22/32	666	595,314
4.20%, 03/01/33	600	557,672
5.25%, 03/02/33	3,058	3,050,249
Biogen, Inc., 2.25%, 05/01/30(a)	907	789,730
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	242,453
3.70%, 03/15/32	577	519,332
Gilead Sciences, Inc.
3.65%, 03/01/26	2,128	2,109,494
2.95%, 03/01/27	863	835,302
1.20%, 10/01/27	575	526,314
4.80%, 11/15/29	380	378,996
1.65%, 10/01/30	821	688,644
5.25%, 10/15/33	765	769,315
Illumina, Inc.
4.65%, 09/09/26	225	224,331
5.75%, 12/13/27	200	204,495
2.55%, 03/23/31(a)	395	338,306
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	559,991
Royalty Pharma PLC
1.75%, 09/02/27	643	594,456
5.15%, 09/02/29	300	299,561
2.20%, 09/02/30	1,059	904,777
2.15%, 09/02/31(a)	286	235,749
5.40%, 09/02/34(a)	300	293,004
		26,617,762
Broadline Retail — 0.0%
TJX Cos., Inc.
2.25%, 09/15/26	757	731,565
1.15%, 05/15/28	350	314,279
3.88%, 04/15/30	250	239,083
1.60%, 05/15/31	350	287,689
		1,572,616
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	542	518,968
2.72%, 02/15/30	1,615	1,447,927
2.70%, 02/15/31	606	529,324
5.90%, 03/15/34	676	699,687
CRH America Finance, Inc.
5.40%, 05/21/34	500	498,085
5.50%, 01/09/35	850	854,535
CRH SMW Finance DAC
5.20%, 05/21/29	600	604,064
5.13%, 01/09/30	850	853,984
Eagle Materials, Inc., 2.50%, 07/01/31	413	353,208
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	382,376
4.00%, 03/25/32	279	256,949
5.88%, 06/01/33(a)	386	396,925
Johnson Controls International PLC, 3.90%, 02/14/26	314	311,435
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	306,113
1.75%, 09/15/30	325	273,514
2.00%, 09/16/31	351	290,579
4.90%, 12/01/32	475	464,529
Lennox International, Inc., 5.50%, 09/15/28	254	258,979
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc.
3.45%, 06/01/27	$163	$ 158,224
3.50%, 12/15/27	300	290,016
2.40%, 07/15/31	761	650,141
5.15%, 12/01/34	575	563,874
Series CB, 2.50%, 03/15/30	179	159,006
Masco Corp.
1.50%, 02/15/28	300	271,759
2.00%, 10/01/30	109	92,357
2.00%, 02/15/31	413	347,784
Mohawk Industries, Inc.
5.85%, 09/18/28	250	257,723
3.63%, 05/15/30	225	209,176
Owens Corning
3.40%, 08/15/26	272	266,556
5.50%, 06/15/27	299	304,273
3.95%, 08/15/29	270	258,717
3.50%, 02/15/30	290	270,139
3.88%, 06/01/30	225	212,087
5.70%, 06/15/34(a)	622	633,715
Trane Technologies Financing Ltd.
3.50%, 03/21/26	200	197,747
3.80%, 03/21/29(a)	560	538,048
5.25%, 03/03/33	400	401,613
5.10%, 06/13/34	255	252,109
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	386,642
Vulcan Materials Co.
3.90%, 04/01/27(a)	129	127,009
4.95%, 12/01/29(a)	325	324,879
3.50%, 06/01/30	400	371,050
5.35%, 12/01/34(a)	425	423,609
		17,269,434
Building Products — 0.7%
Ferguson Enterprises, Inc., 5.00%, 10/03/34	500	480,140
Home Depot, Inc.
3.00%, 04/01/26	910	895,883
5.15%, 06/25/26	1,303	1,315,988
2.13%, 09/15/26	671	647,350
4.95%, 09/30/26	566	570,538
2.50%, 04/15/27	660	632,946
2.88%, 04/15/27(a)	525	508,328
4.88%, 06/25/27	445	448,925
2.80%, 09/14/27	671	643,313
0.90%, 03/15/28	408	365,890
1.50%, 09/15/28	755	677,903
3.90%, 12/06/28	700	682,936
4.90%, 04/15/29	250	252,321
2.95%, 06/15/29	1,226	1,142,723
4.75%, 06/25/29	1,087	1,090,099
2.70%, 04/15/30	1,051	949,798
1.38%, 03/15/31	875	712,967
4.85%, 06/25/31	595	594,973
1.88%, 09/15/31	671	557,429
3.25%, 04/15/32	734	656,616
4.50%, 09/15/32(a)	944	918,409
4.95%, 06/25/34	1,185	1,167,370
Lowe’s Cos., Inc.
4.80%, 04/01/26	752	753,681
2.50%, 04/15/26	1,091	1,065,083
3.35%, 04/01/27	628	611,524
3.10%, 05/03/27	1,254	1,214,212

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
1.30%, 04/15/28	$699	$ 628,146
1.70%, 09/15/28	752	675,364
6.50%, 03/15/29(a)	260	277,448
3.65%, 04/05/29	1,013	967,854
4.50%, 04/15/30(a)	829	815,562
1.70%, 10/15/30	941	789,325
2.63%, 04/01/31	1,129	985,672
3.75%, 04/01/32	1,129	1,034,442
5.00%, 04/15/33	850	835,469
5.15%, 07/01/33(a)	752	748,067
		27,314,694
Capital Markets — 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	241,537
5.50%, 08/20/34	300	293,704
Ameriprise Financial, Inc.
2.88%, 09/15/26	289	281,586
5.70%, 12/15/28	375	387,980
4.50%, 05/13/32	313	301,525
5.15%, 05/15/33	460	457,414
Apollo Debt Solutions BDC(c)
6.90%, 04/13/29	600	623,161
6.70%, 07/29/31(a)	640	661,205
6.55%, 03/15/32	355	361,118
Apollo Global Management, Inc., 6.38%, 11/15/33	275	296,114
Ares Capital Corp.
2.15%, 07/15/26	776	744,690
7.00%, 01/15/27	482	498,800
2.88%, 06/15/27	179	170,276
2.88%, 06/15/28	868	802,901
5.88%, 03/01/29	650	657,545
5.95%, 07/15/29	565	572,500
3.20%, 11/15/31	563	485,310
5.80%, 03/08/32	625	620,437
Ares Management Corp., 6.38%, 11/10/28(a)	254	266,068
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	123,909
Barings BDC, Inc.
3.30%, 11/23/26	150	144,305
7.00%, 02/15/29	150	154,121
BGC Group, Inc.
8.00%, 05/25/28	200	212,724
6.60%, 06/10/29	325	332,710
Blackstone Private Credit Fund
2.63%, 12/15/26	675	643,028
3.25%, 03/15/27	694	665,004
4.95%, 09/26/27(c)	250	246,831
7.30%, 11/27/28	300	317,139
4.00%, 01/15/29(a)	493	465,371
5.95%, 07/16/29	325	327,854
5.60%, 11/22/29(c)	300	296,609
5.25%, 04/01/30(c)	250	243,573
6.25%, 01/25/31	300	304,868
6.00%, 01/29/32	650	642,415
6.00%, 11/22/34(c)	550	534,998
Blackstone Secured Lending Fund
2.75%, 09/16/26	552	530,886
2.13%, 02/15/27	400	376,191
5.88%, 11/15/27	175	177,530
5.35%, 04/13/28	450	448,223
Security	Par (000)	Value
Capital Markets (continued)
Blackstone Secured Lending Fund (continued)
2.85%, 09/30/28	$390	$ 355,280
Blue Owl Capital Corp.
3.40%, 07/15/26	829	805,908
2.63%, 01/15/27	225	213,037
3.13%, 04/13/27	130	123,124
2.88%, 06/11/28	526	480,851
5.95%, 03/15/29	758	762,377
Blue Owl Capital Corp. II, 8.45%, 11/15/26	50	52,330
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	248,601
7.75%, 09/16/27(a)	600	629,359
7.95%, 06/13/28	398	422,782
7.75%, 01/15/29	352	375,172
6.60%, 09/15/29(a)(c)	600	613,265
5.80%, 03/15/30(c)	625	617,186
6.65%, 03/15/31	570	583,697
Blue Owl Finance LLC
3.13%, 06/10/31	398	345,955
4.38%, 02/15/32(a)	300	277,846
6.25%, 04/18/34	670	688,489
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	50	46,999
6.10%, 03/15/28(c)	465	466,610
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	400	406,299
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	331,364
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(a)	150	153,657
Charles Schwab Corp.
0.90%, 03/11/26	921	884,795
1.15%, 05/13/26	843	807,166
5.88%, 08/24/26	736	749,434
3.20%, 03/02/27	478	464,857
2.45%, 03/03/27	943	902,157
3.30%, 04/01/27(a)	350	340,477
3.20%, 01/25/28	525	503,836
2.00%, 03/20/28	1,054	971,262
4.00%, 02/01/29	442	430,009
3.25%, 05/22/29	532	500,075
2.75%, 10/01/29	179	163,199
4.63%, 03/22/30(a)	179	178,316
1.65%, 03/11/31	413	340,413
2.30%, 05/13/31	563	482,644
1.95%, 12/01/31	700	574,724
2.90%, 03/03/32	660	570,310
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)(b)	956	1,000,151
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)(b)	1,195	1,257,097
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)(b)	762	780,136
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)(b)	956	985,319
CI Financial Corp., 3.20%, 12/17/30	646	552,692
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	570	634,695
Eaton Vance Corp., 3.50%, 04/06/27	200	195,179
Franklin BSP Capital Corp., 7.20%, 06/15/29(c)	200	204,617
Franklin Resources, Inc., 1.60%, 10/30/30(a)	600	500,291
FS KKR Capital Corp.
2.63%, 01/15/27	329	312,529
3.25%, 07/15/27	413	392,875
3.13%, 10/12/28	663	603,200
7.88%, 01/15/29	250	266,135
6.88%, 08/15/29	372	384,987
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
FS KKR Capital Corp. (continued)
6.13%, 01/15/30(a)	$400	$ 399,579
Goldman Sachs BDC, Inc., 6.38%, 03/11/27	100	102,111
Golub Capital BDC, Inc.
2.50%, 08/24/26	380	363,973
2.05%, 02/15/27	145	135,384
7.05%, 12/05/28	250	260,085
6.00%, 07/15/29	600	602,458
Golub Capital Private Credit Fund, 5.80%, 09/12/29(c)	300	295,664
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(a)(c)	645	627,474
Hercules Capital, Inc., 3.38%, 01/20/27	130	124,734
HPS Corporate Lending Fund(a)(c)
6.75%, 01/30/29	200	206,167
6.25%, 09/30/29	300	304,423
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34(c)	275	262,863
Jefferies Financial Group, Inc.
4.85%, 01/15/27	409	409,445
6.45%, 06/08/27	250	258,664
5.88%, 07/21/28	635	650,900
4.15%, 01/23/30	679	648,981
2.63%, 10/15/31	629	532,545
2.75%, 10/15/32	274	225,223
6.20%, 04/14/34	1,125	1,159,123
Lazard Group LLC
3.63%, 03/01/27	200	194,836
4.50%, 09/19/28	200	196,124
4.38%, 03/11/29	479	465,825
6.00%, 03/15/31	219	224,882
Legg Mason, Inc., 4.75%, 03/15/26	256	256,162
LPL Holdings, Inc.
5.70%, 05/20/27	490	496,887
6.75%, 11/17/28(a)	550	579,848
6.00%, 05/20/34(a)	300	306,774
Main Street Capital Corp.
3.00%, 07/14/26	130	125,515
6.50%, 06/04/27	175	178,168
6.95%, 03/01/29(a)	225	233,891
Marex Group PLC, 6.40%, 11/04/29	450	455,020
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(c)	250	251,597
New Mountain Finance Corp.
6.20%, 10/15/27	200	201,522
6.88%, 02/01/29	150	152,351
Nomura Holdings, Inc.
1.65%, 07/14/26	700	668,158
2.33%, 01/22/27	878	834,946
5.59%, 07/02/27	400	405,863
5.39%, 07/06/27	400	403,395
5.84%, 01/18/28	200	204,142
6.07%, 07/12/28	750	772,070
2.17%, 07/14/28	800	726,603
2.71%, 01/22/29	478	436,167
5.61%, 07/06/29(a)	400	407,526
3.10%, 01/16/30(a)	1,035	937,253
2.68%, 07/16/30	510	446,898
2.61%, 07/14/31	650	550,682
3.00%, 01/22/32	450	384,518
6.18%, 01/18/33	600	624,416
6.09%, 07/12/33	500	518,333
Security	Par (000)	Value
Capital Markets (continued)
Nomura Holdings, Inc. (continued)
5.78%, 07/03/34(a)	$655	$ 663,726
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)(c)	200	195,773
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	150	141,752
7.10%, 02/15/29	200	206,502
Raymond James Financial, Inc., 4.65%, 04/01/30	336	332,847
Sixth Street Lending Partners
6.50%, 03/11/29	426	435,406
5.75%, 01/15/30	350	346,344
6.13%, 07/15/30(c)	500	502,865
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	100	104,147
6.13%, 03/01/29	200	202,254
Stifel Financial Corp., 4.00%, 05/15/30	218	205,655
TPG Operating Group II LP, 5.88%, 03/05/34	426	433,559
Voya Financial, Inc.
3.65%, 06/15/26	288	283,671
5.00%, 09/20/34	185	176,144
(3-mo. SOFR + 2.35%), 4.70%, 01/23/48(a)(b)	100	94,606
		66,381,344
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	322,836
4.60%, 02/08/29	550	548,998
2.05%, 05/15/30	623	542,765
4.75%, 02/08/31	486	483,446
4.80%, 03/03/33	400	392,279
4.85%, 02/08/34	872	851,630
Albemarle Corp.
4.65%, 06/01/27	400	396,529
5.05%, 06/01/32(a)	300	285,931
Cabot Corp.
4.00%, 07/01/29	93	88,910
5.00%, 06/30/32(a)	400	390,005
Celanese U.S. Holdings LLC
1.40%, 08/05/26	130	122,732
6.42%, 07/15/27	1,200	1,222,340
6.60%, 11/15/28	645	663,032
6.58%, 07/15/29	410	421,109
6.80%, 11/15/30	656	680,390
6.63%, 07/15/32(a)	620	636,878
6.95%, 11/15/33(a)	715	748,234
CF Industries, Inc., 5.15%, 03/15/34	542	524,571
Dow Chemical Co.
4.80%, 11/30/28(a)	475	474,635
7.38%, 11/01/29	500	548,607
2.10%, 11/15/30(a)	450	384,258
6.30%, 03/15/33(a)	462	489,969
5.15%, 02/15/34(a)	400	391,372
4.25%, 10/01/34	350	317,234
DuPont de Nemours, Inc., 4.73%, 11/15/28	1,491	1,488,820
Eastman Chemical Co.
4.50%, 12/01/28	179	176,469
5.00%, 08/01/29	440	439,446
5.75%, 03/08/33	360	366,498
5.63%, 02/20/34	510	511,553
Ecolab, Inc.
2.70%, 11/01/26	500	485,260
1.65%, 02/01/27	370	350,512

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc. (continued)
3.25%, 12/01/27(a)	$429	$ 414,290
5.25%, 01/15/28(a)	404	413,372
4.80%, 03/24/30	413	412,785
1.30%, 01/30/31	490	399,244
2.13%, 02/01/32	329	274,363
EIDP, Inc.
4.50%, 05/15/26	350	349,690
2.30%, 07/15/30	274	240,567
4.80%, 05/15/33	350	340,633
FMC Corp.
5.15%, 05/18/26	220	220,806
3.20%, 10/01/26	100	97,302
3.45%, 10/01/29	305	281,982
5.65%, 05/18/33(a)	370	369,378
Huntsman International LLC
4.50%, 05/01/29	600	573,597
2.95%, 06/15/31	220	183,886
5.70%, 10/15/34(a)	200	189,377
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	263	257,933
Linde, Inc., 1.10%, 08/10/30	383	317,645
Lubrizol Corp., 6.50%, 10/01/34	100	110,164
LYB International Finance II BV, 3.50%, 03/02/27	380	370,448
LYB International Finance III LLC
2.25%, 10/01/30(a)	384	328,885
5.63%, 05/15/33	420	424,668
5.50%, 03/01/34(a)	425	420,182
Mosaic Co.
4.05%, 11/15/27	419	410,881
5.38%, 11/15/28	200	202,856
5.45%, 11/15/33(a)	272	270,514
NewMarket Corp., 2.70%, 03/18/31	294	251,812
Nutrien Ltd.
4.00%, 12/15/26	213	210,169
5.20%, 06/21/27	300	303,169
4.90%, 03/27/28	460	461,054
4.20%, 04/01/29	500	486,318
2.95%, 05/13/30(a)	679	612,847
5.40%, 06/21/34(a)	400	397,787
PPG Industries, Inc.
1.20%, 03/15/26	346	333,140
3.75%, 03/15/28	500	485,406
2.80%, 08/15/29	129	117,917
2.55%, 06/15/30(a)	300	265,942
Rohm and Haas Co., 7.85%, 07/15/29	400	440,476
RPM International, Inc.
3.75%, 03/15/27	330	323,139
4.55%, 03/01/29	290	285,694
2.95%, 01/15/32	159	137,601
Sherwin-Williams Co.
3.45%, 06/01/27	1,223	1,191,322
4.55%, 03/01/28	400	397,879
2.95%, 08/15/29	512	471,000
2.30%, 05/15/30	350	306,270
4.80%, 09/01/31	150	148,008
2.20%, 03/15/32	211	174,418
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
3.60%, 08/15/26	$413	$ 405,498
3.38%, 06/15/30	225	206,184
		32,035,746
Commercial Services & Supplies — 0.9%
Automatic Data Processing, Inc.
1.70%, 05/15/28	774	708,966
1.25%, 09/01/30	705	585,065
4.45%, 09/09/34	843	804,476
Block Financial LLC
2.50%, 07/15/28(a)	273	249,988
3.88%, 08/15/30	379	351,388
Cintas Corp. No. 2
3.70%, 04/01/27	547	536,729
4.00%, 05/01/32	350	327,874
Cornell University, 4.84%, 06/15/34	350	345,218
Emory University, Series 2020, 2.14%, 09/01/30(a)	250	218,852
Equifax, Inc.
5.10%, 12/15/27	400	402,933
5.10%, 06/01/28	524	527,312
4.80%, 09/15/29	524	519,074
3.10%, 05/15/30(a)	354	321,646
2.35%, 09/15/31	829	696,276
GATX Corp.
3.25%, 09/15/26	620	604,764
5.40%, 03/15/27	55	55,637
3.85%, 03/30/27	413	404,760
4.55%, 11/07/28	400	394,802
4.70%, 04/01/29	379	373,925
4.00%, 06/30/30	250	236,970
1.90%, 06/01/31	259	212,541
3.50%, 06/01/32	350	310,955
4.90%, 03/15/33	215	208,571
5.45%, 09/15/33	300	300,977
6.05%, 03/15/34	400	416,476
6.90%, 05/01/34	250	274,993
Global Payments, Inc.
1.20%, 03/01/26	772	742,417
4.80%, 04/01/26	563	562,508
2.15%, 01/15/27	404	384,266
4.95%, 08/15/27	275	275,696
4.45%, 06/01/28	350	344,225
3.20%, 08/15/29	877	807,070
5.30%, 08/15/29	520	521,800
2.90%, 05/15/30	504	449,599
2.90%, 11/15/31	671	576,968
5.40%, 08/15/32(a)	585	585,171
GXO Logistics, Inc.
1.65%, 07/15/26	129	123,056
6.25%, 05/06/29	400	410,436
2.65%, 07/15/31(a)	219	186,337
6.50%, 05/06/34	400	408,418
Johns Hopkins University, Series A, 4.71%, 07/01/32	125	123,398
Leland Stanford Junior University, 1.29%, 06/01/27	50	46,498
Moody’s Corp.
3.25%, 01/15/28	396	380,766
4.25%, 02/01/29	129	126,607
2.00%, 08/19/31(a)	492	409,396
4.25%, 08/08/32(a)	350	331,491
5.00%, 08/05/34	325	318,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
PayPal Holdings, Inc.
2.65%, 10/01/26	$829	$ 803,645
3.90%, 06/01/27	350	344,965
2.85%, 10/01/29	1,154	1,061,813
2.30%, 06/01/30	652	573,256
4.40%, 06/01/32	770	739,166
5.15%, 06/01/34	673	666,609
Quanta Services, Inc.
4.75%, 08/09/27	325	324,300
2.90%, 10/01/30	693	616,392
2.35%, 01/15/32(a)	400	330,396
5.25%, 08/09/34	425	413,691
RELX Capital, Inc.
4.00%, 03/18/29	697	674,655
3.00%, 05/22/30	450	410,993
4.75%, 05/20/32	210	205,436
S&P Global, Inc.
2.95%, 01/22/27	348	337,306
2.45%, 03/01/27	966	925,759
4.75%, 08/01/28	329	329,504
2.70%, 03/01/29	958	885,303
4.25%, 05/01/29	725	709,814
2.50%, 12/01/29	239	215,366
1.25%, 08/15/30(a)	355	294,431
2.90%, 03/01/32	1,102	961,447
5.25%, 09/15/33	521	524,059
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	350	298,822
UL Solutions, Inc., 6.50%, 10/20/28(c)	150	155,954
Verisk Analytics, Inc.
4.13%, 03/15/29	413	400,691
5.75%, 04/01/33	285	293,764
5.25%, 06/05/34	496	490,687
Yale University, Series 2020, 1.48%, 04/15/30	98	83,942
		32,577,878
Communications Equipment — 0.1%
Juniper Networks, Inc.
3.75%, 08/15/29	413	392,836
2.00%, 12/10/30(a)	250	209,722
Motorola Solutions, Inc.
4.60%, 02/23/28	413	410,265
5.00%, 04/15/29	400	400,510
4.60%, 05/23/29	399	392,927
2.30%, 11/15/30	638	548,916
2.75%, 05/24/31	550	477,953
5.60%, 06/01/32	368	375,603
5.40%, 04/15/34	600	599,767
		3,808,499
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	312,429
5.90%, 03/01/33	265	269,733
MasTec, Inc., 5.90%, 06/15/29	450	458,670
		1,040,832
Consumer Finance — 1.4%
American Express Co.
4.90%, 02/13/26	1,000	1,004,249
3.13%, 05/20/26	677	664,803
1.65%, 11/04/26(a)	829	788,392
2.55%, 03/04/27	1,385	1,329,006
3.30%, 05/03/27	1,309	1,272,453
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
5.85%, 11/05/27	$1,190	$ 1,226,861
4.05%, 05/03/29	709	692,262
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	1,054	1,060,782
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	851	859,463
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	1,492	1,502,409
(1-day SOFR + 1.02%), 5.09%, 01/30/31(b)	995	998,150
(1-day SOFR + 1.32%), 5.44%, 01/30/36(b)	850	850,898
(1-day SOFR + 1.42%), 5.28%, 07/26/35(b)	1,280	1,265,937
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	200	204,788
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)(b)	722	686,021
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	800	787,958
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	300	302,603
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	708	758,104
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	632	617,405
(1-day SOFR Index + 0.75%), 5.65%, 04/23/27(b)	1,062	1,073,603
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	678	692,416
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	1,063	1,076,646
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	26,596
Capital One Financial Corp.
3.75%, 07/28/26	900	884,867
3.75%, 03/09/27	757	741,114
3.65%, 05/11/27	673	656,933
3.80%, 01/31/28(a)	829	804,778
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	786,472
(1-day SOFR + 1.27%), 2.62%, 11/02/32(a)(b)	413	345,875
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	677,217
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	672	678,011
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	992	921,099
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)	668	679,189
(1-day SOFR + 1.99%), 5.88%, 07/26/35(b)	700	706,464
(1-day SOFR + 2.04%), 6.18%, 01/30/36(b)	1,000	1,002,800
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	1,034	1,033,072
(1-day SOFR + 2.08%), 5.47%, 02/01/29(a)(b)	667	674,578
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	790	807,488
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)	650	636,255
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	522	541,424
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	714	715,213
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	901	908,223
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,065	1,105,077
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,101,209
(1-day SOFR + 3.07%), 7.62%, 10/30/31(b)	1,126	1,245,921
Discover Financial Services
4.10%, 02/09/27	692	682,077
6.70%, 11/29/32	500	534,281
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	575	657,433
Mastercard, Inc.
2.95%, 11/21/26	400	390,227
3.30%, 03/26/27	653	638,545
4.10%, 01/15/28	215	213,307
3.50%, 02/26/28	179	174,157
4.88%, 03/09/28	410	414,264
2.95%, 06/01/29	743	694,038
3.35%, 03/26/30	1,002	938,963
1.90%, 03/15/31	425	360,801
2.00%, 11/18/31	656	547,929
4.35%, 01/15/32	700	678,078
4.85%, 03/09/33	656	650,011
4.88%, 05/09/34	874	860,904
4.55%, 01/15/35	260	248,748
Synchrony Financial
3.70%, 08/04/26	200	195,997

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
3.95%, 12/01/27	$479	$ 464,134
5.15%, 03/19/29	413	408,724
2.88%, 10/28/31	508	426,850
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(b)	300	303,486
Visa, Inc.
1.90%, 04/15/27	1,325	1,257,098
0.75%, 08/15/27	350	319,965
2.75%, 09/15/27	609	584,283
2.05%, 04/15/30	1,297	1,140,727
1.10%, 02/15/31	698	568,702
Western Union Co.
1.35%, 03/15/26	347	333,426
2.75%, 03/15/31	95	80,702
		52,162,941
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.
4.45%, 10/01/28(a)	250	246,658
1.95%, 10/01/30	236	199,883
Costco Wholesale Corp.
3.00%, 05/18/27	657	638,074
1.38%, 06/20/27	956	891,276
1.60%, 04/20/30	1,243	1,067,143
1.75%, 04/20/32	733	598,404
Dollar General Corp.
3.88%, 04/15/27(a)	350	343,012
4.63%, 11/01/27	270	268,564
4.13%, 05/01/28	300	292,353
5.20%, 07/05/28	140	140,952
3.50%, 04/03/30	626	574,940
5.00%, 11/01/32(a)	355	341,500
5.45%, 07/05/33(a)	630	623,234
Dollar Tree, Inc.
4.20%, 05/15/28	693	675,390
2.65%, 12/01/31	413	349,790
Target Corp.
2.50%, 04/15/26	613	599,403
1.95%, 01/15/27(a)	672	641,387
3.38%, 04/15/29	829	789,730
2.35%, 02/15/30(a)	811	723,666
2.65%, 09/15/30	361	323,599
4.50%, 09/15/32(a)	672	650,899
4.40%, 01/15/33	550	527,149
4.50%, 09/15/34(a)	325	308,531
Walmart, Inc.
4.00%, 04/15/26(a)	270	269,066
3.05%, 07/08/26	350	343,933
1.05%, 09/17/26	918	872,566
5.88%, 04/05/27(a)	256	265,136
3.95%, 09/09/27	550	545,498
3.90%, 04/15/28(a)	320	315,210
3.70%, 06/26/28	874	855,340
1.50%, 09/22/28	739	666,993
3.25%, 07/08/29	400	380,505
7.55%, 02/15/30	278	316,434
4.00%, 04/15/30(a)	342	335,046
1.80%, 09/22/31(a)	1,440	1,209,555
4.15%, 09/09/32(a)	762	735,952
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.10%, 04/15/33	$1,000	$ 954,735
2.38%, 09/24/29	300	274,268
		20,155,774
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
3.63%, 04/28/26	350	344,754
4.50%, 05/15/28	272	267,977
5.63%, 05/26/33	320	324,622
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	405	356,167
2.69%, 05/25/31	437	378,352
Amcor Group Finance PLC, 5.45%, 05/23/29	350	353,983
AptarGroup, Inc., 3.60%, 03/15/32	150	134,347
Berry Global, Inc.
1.65%, 01/15/27	413	388,414
5.50%, 04/15/28	350	353,807
5.80%, 06/15/31(c)	750	770,288
5.65%, 01/15/34(c)	424	428,438
Packaging Corp. of America
3.40%, 12/15/27	350	337,450
3.00%, 12/15/29	388	354,498
5.70%, 12/01/33	220	224,577
Smurfit Kappa Treasury ULC(c)
5.20%, 01/15/30(a)	400	403,567
5.44%, 04/03/34	800	798,357
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(c)	600	601,139
Sonoco Products Co.
4.45%, 09/01/26	100	99,375
2.25%, 02/01/27	88	83,556
4.60%, 09/01/29(a)	525	513,457
3.13%, 05/01/30	277	249,946
2.85%, 02/01/32(a)	379	322,642
5.00%, 09/01/34(a)	455	431,324
WestRock MWV LLC, 8.20%, 01/15/30	289	327,892
WRKCo, Inc.
3.38%, 09/15/27	413	398,304
4.00%, 03/15/28	323	314,417
3.90%, 06/01/28	264	255,594
4.90%, 03/15/29(a)	829	826,176
4.20%, 06/01/32	288	268,984
3.00%, 06/15/33	450	379,566
		11,291,970
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	496,755
6.25%, 06/15/33	350	359,471
WW Grainger, Inc., 4.45%, 09/15/34	280	265,719
		1,121,945
Diversified REITs — 2.0%
Agree LP
2.00%, 06/15/28	258	235,074
2.90%, 10/01/30	258	229,185
4.80%, 10/01/32	200	192,697
5.63%, 06/15/34(a)	334	335,200
American Assets Trust LP
3.38%, 02/01/31	272	237,361
6.15%, 10/01/34	300	297,458
American Tower Corp.
4.40%, 02/15/26	308	306,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
1.60%, 04/15/26	$421	$ 405,561
1.45%, 09/15/26	191	181,270
3.38%, 10/15/26	675	660,403
2.75%, 01/15/27	359	345,316
3.13%, 01/15/27	270	261,576
3.65%, 03/15/27	493	481,506
3.55%, 07/15/27	500	485,752
3.60%, 01/15/28	500	483,130
1.50%, 01/31/28	243	220,700
5.50%, 03/15/28	290	294,661
5.25%, 07/15/28	494	498,868
5.80%, 11/15/28	420	431,979
5.20%, 02/15/29	600	603,266
3.95%, 03/15/29	413	396,019
3.80%, 08/15/29	1,063	1,008,093
2.90%, 01/15/30	447	403,999
5.00%, 01/31/30	465	462,710
2.10%, 06/15/30	609	522,851
1.88%, 10/15/30	399	335,030
2.70%, 04/15/31	496	430,205
2.30%, 09/15/31	591	494,713
4.05%, 03/15/32(a)	366	339,730
5.65%, 03/15/33	606	614,930
5.55%, 07/15/33	524	528,023
5.90%, 11/15/33	500	515,422
5.45%, 02/15/34	400	401,091
5.40%, 01/31/35	325	322,007
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	325	312,728
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	556	538,883
Brixmor Operating Partnership LP
4.13%, 06/15/26	463	458,875
3.90%, 03/15/27	256	250,570
2.25%, 04/01/28	270	247,817
4.13%, 05/15/29	580	557,348
4.05%, 07/01/30	694	655,653
2.50%, 08/16/31	415	349,570
5.50%, 02/15/34	225	223,927
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	182,972
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	362,827
Brookfield Finance, Inc.
4.25%, 06/02/26	179	177,973
3.90%, 01/25/28	919	896,561
4.85%, 03/29/29	700	697,324
4.35%, 04/15/30	413	399,045
2.72%, 04/15/31(a)	593	518,582
6.35%, 01/05/34	450	475,006
5.68%, 01/15/35	300	303,083
Crown Castle, Inc.
4.45%, 02/15/26	350	349,159
3.70%, 06/15/26	573	564,895
1.05%, 07/15/26	659	624,739
4.00%, 03/01/27	321	316,049
2.90%, 03/15/27	430	413,767
3.65%, 09/01/27	600	581,818
5.00%, 01/11/28	645	646,790
3.80%, 02/15/28	909	880,578
4.80%, 09/01/28	220	218,630
4.30%, 02/15/29(a)	450	436,922
5.60%, 06/01/29	425	433,793
4.90%, 09/01/29	260	258,068
3.10%, 11/15/29	400	365,224
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
3.30%, 07/01/30	$572	$ 520,614
2.25%, 01/15/31	705	595,351
2.10%, 04/01/31	593	493,982
2.50%, 07/15/31	500	422,633
5.10%, 05/01/33(a)	575	561,624
5.80%, 03/01/34	600	610,321
5.20%, 09/01/34	525	510,760
Digital Realty Trust LP
3.70%, 08/15/27	829	806,801
5.55%, 01/15/28	685	696,162
4.45%, 07/15/28(a)	350	344,318
3.60%, 07/01/29(a)	620	586,900
EPR Properties
4.75%, 12/15/26	225	223,137
4.50%, 06/01/27	225	221,029
4.95%, 04/15/28	225	222,025
3.75%, 08/15/29	225	208,456
3.60%, 11/15/31	250	220,079
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	626	626,734
Equinix, Inc.
1.45%, 05/15/26	283	271,660
2.90%, 11/18/26	446	431,520
1.80%, 07/15/27	372	346,804
1.55%, 03/15/28	545	493,807
2.00%, 05/15/28	308	281,254
3.20%, 11/18/29	892	822,702
2.15%, 07/15/30	817	704,974
2.50%, 05/15/31	819	702,319
3.90%, 04/15/32	800	736,867
Federal Realty OP LP
3.25%, 07/15/27	259	249,961
5.38%, 05/01/28	160	162,009
3.50%, 06/01/30	218	201,058
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26	752	753,362
5.75%, 06/01/28	340	344,070
5.30%, 01/15/29	829	825,655
4.00%, 01/15/30	567	530,746
4.00%, 01/15/31	400	367,616
3.25%, 01/15/32	450	385,722
6.75%, 12/01/33	309	326,878
5.63%, 09/15/34	545	535,339
Host Hotels & Resorts LP
5.70%, 07/01/34	400	396,577
Series F, 4.50%, 02/01/26	286	284,616
Series H, 3.38%, 12/15/29	405	373,514
Series I, 3.50%, 09/15/30	450	409,053
Series J, 2.90%, 12/15/31	329	281,125
Kimco Realty OP LLC
2.80%, 10/01/26	413	400,874
3.80%, 04/01/27	250	245,394
1.90%, 03/01/28	266	243,675
2.70%, 10/01/30	350	311,040
2.25%, 12/01/31	439	365,915
3.20%, 04/01/32	500	439,155
4.60%, 02/01/33	572	544,340
6.40%, 03/01/34	325	345,393
Kite Realty Group LP
4.95%, 12/15/31	200	194,783
5.50%, 03/01/34(a)	272	269,924
Kite Realty Group Trust, 4.75%, 09/15/30	200	195,108

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
LXP Industrial Trust
6.75%, 11/15/28	$250	$ 262,417
2.70%, 09/15/30	256	221,966
2.38%, 10/01/31	300	246,327
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	206,601
5.75%, 07/15/34	175	175,455
4.95%, 01/15/35	80	75,439
Prologis LP
3.25%, 06/30/26	413	405,903
3.25%, 10/01/26	266	260,347
2.13%, 04/15/27	350	331,999
3.38%, 12/15/27	316	305,800
4.88%, 06/15/28	527	529,635
3.88%, 09/15/28	250	242,398
4.00%, 09/15/28	200	194,920
4.38%, 02/01/29	261	256,794
2.88%, 11/15/29	308	282,631
2.25%, 04/15/30	703	617,217
1.75%, 07/01/30	243	205,951
1.25%, 10/15/30	628	516,546
1.75%, 02/01/31	191	159,031
1.63%, 03/15/31	282	231,988
2.25%, 01/15/32	210	174,993
4.63%, 01/15/33(a)	465	448,336
4.75%, 06/15/33	505	488,693
5.13%, 01/15/34(a)	506	499,142
5.00%, 03/15/34	671	656,881
5.00%, 01/31/35	500	489,448
Rayonier LP, 2.75%, 05/17/31	241	205,132
Regency Centers LP
3.60%, 02/01/27	350	342,354
4.13%, 03/15/28	254	248,627
2.95%, 09/15/29	179	164,187
3.70%, 06/15/30	413	387,228
5.25%, 01/15/34	250	246,740
5.10%, 01/15/35	110	107,218
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	150	159,294
Rexford Industrial Realty LP
5.00%, 06/15/28	120	119,838
2.13%, 12/01/30	219	184,251
2.15%, 09/01/31	218	180,592
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	129	110,852
6.10%, 04/01/34	195	198,931
5.65%, 01/15/35	200	195,595
Store Capital LLC
4.50%, 03/15/28	300	291,854
2.75%, 11/18/30	250	215,041
2.70%, 12/01/31	413	342,480
Sun Communities Operating LP
2.30%, 11/01/28	231	209,319
5.50%, 01/15/29(a)	350	353,307
2.70%, 07/15/31	657	555,342
4.20%, 04/15/32	329	300,472
5.70%, 01/15/33	250	249,227
VICI Properties LP
4.75%, 02/15/28	868	862,091
4.95%, 02/15/30(a)	776	762,829
5.13%, 11/15/31	475	464,467
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
5.13%, 05/15/32(a)	$1,230	$ 1,195,700
5.75%, 04/01/34(a)	400	401,639
Weyerhaeuser Co.
4.75%, 05/15/26	564	564,123
4.00%, 11/15/29	541	517,202
4.00%, 04/15/30	500	474,631
7.38%, 03/15/32(a)	403	450,759
3.38%, 03/09/33	250	217,814
WP Carey, Inc.
4.25%, 10/01/26	256	253,768
3.85%, 07/15/29(a)	393	374,681
2.40%, 02/01/31	304	259,346
2.45%, 02/01/32	250	207,130
2.25%, 04/01/33	258	203,532
5.38%, 06/30/34	200	197,570
		71,569,373
Diversified Telecommunication Services — 1.9%
AT&T, Inc.
1.70%, 03/25/26	2,366	2,288,729
3.80%, 02/15/27	450	442,399
4.25%, 03/01/27	1,174	1,164,895
2.30%, 06/01/27(a)	1,924	1,821,916
1.65%, 02/01/28	1,730	1,581,667
4.10%, 02/15/28	928	910,880
4.35%, 03/01/29	1,818	1,783,457
4.30%, 02/15/30	2,252	2,186,440
2.75%, 06/01/31	1,809	1,581,460
2.25%, 02/01/32	1,790	1,482,483
2.55%, 12/01/33	3,006	2,423,983
5.40%, 02/15/34	1,700	1,709,030
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32	413	335,998
5.10%, 05/11/33(a)	592	575,715
5.20%, 02/15/34(a)	500	486,250
British Telecommunications PLC
5.13%, 12/04/28	478	480,003
9.63%, 12/15/30	2,026	2,457,148
Cisco Systems, Inc.
4.90%, 02/26/26	505	508,129
2.95%, 02/28/26	293	288,838
2.50%, 09/20/26	1,097	1,066,158
4.80%, 02/26/27	1,586	1,597,984
4.85%, 02/26/29	1,800	1,813,545
4.95%, 02/26/31	1,981	1,991,778
5.05%, 02/26/34	1,828	1,825,627
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,534	2,945,971
9.25%, 06/01/32	362	446,795
Koninklijke KPN NV, 8.38%, 10/01/30	350	402,999
Nokia OYJ, 4.38%, 06/12/27	350	343,517
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,540,078
8.75%, 03/15/32	1,600	1,912,558
Telefonica Emisiones SA, 4.10%, 03/08/27	1,315	1,296,548
Telefonica Europe BV, 8.25%, 09/15/30	775	882,042
TELUS Corp.
2.80%, 02/16/27	400	384,330
3.70%, 09/15/27	400	388,939
3.40%, 05/13/32	622	549,761
Verizon Communications, Inc.
2.63%, 08/15/26	1,141	1,108,122
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.13%, 03/16/27	$2,325	$ 2,301,122
3.00%, 03/22/27	700	676,863
2.10%, 03/22/28	1,832	1,690,649
4.33%, 09/21/28	2,683	2,646,290
3.88%, 02/08/29	759	733,078
4.02%, 12/03/29	2,549	2,452,298
3.15%, 03/22/30	829	761,045
1.50%, 09/18/30	450	374,904
1.68%, 10/30/30	819	682,502
7.75%, 12/01/30	367	415,863
1.75%, 01/20/31	1,373	1,137,051
2.55%, 03/21/31	3,023	2,617,831
2.36%, 03/15/32	3,562	2,964,561
5.05%, 05/09/33	729	720,657
4.50%, 08/10/33	1,304	1,233,034
4.40%, 11/01/34(a)	1,200	1,114,648
		67,528,568
Electric Utilities — 5.6%
AEP Texas, Inc.
3.95%, 06/01/28	413	399,928
5.45%, 05/15/29	225	228,574
4.70%, 05/15/32	480	459,312
5.40%, 06/01/33	445	440,720
5.70%, 05/15/34	225	225,727
Series I, 2.10%, 07/01/30	600	515,033
AEP Transmission Co. LLC
3.10%, 12/01/26	413	401,921
5.15%, 04/01/34	295	290,476
AES Corp.
5.45%, 06/01/28	570	574,543
2.45%, 01/15/31(a)	863	722,141
Alabama Power Co.
3.75%, 09/01/27	300	294,009
3.05%, 03/15/32(a)	600	526,826
3.94%, 09/01/32(a)	300	278,219
5.85%, 11/15/33	125	129,614
Series 2020-A, 1.45%, 09/15/30(a)	483	401,896
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	656	659,375
Ameren Corp.
3.65%, 02/15/26	256	253,154
5.70%, 12/01/26	300	304,772
1.95%, 03/15/27	637	601,018
1.75%, 03/15/28	300	272,441
5.00%, 01/15/29	512	511,828
3.50%, 01/15/31	829	758,525
Ameren Illinois Co.
3.80%, 05/15/28	250	243,034
3.85%, 09/01/32	200	183,812
4.95%, 06/01/33	250	245,777
American Electric Power Co., Inc.
5.75%, 11/01/27	400	409,897
3.20%, 11/13/27	260	249,644
5.20%, 01/15/29	775	779,915
2.30%, 03/01/30	525	458,040
5.95%, 11/01/32	200	206,290
5.63%, 03/01/33	678	684,337
Series J, 4.30%, 12/01/28(a)	413	404,144
Appalachian Power Co.
5.65%, 04/01/34	225	225,409
Series AA, 2.70%, 04/01/31(a)	250	217,660
Security	Par (000)	Value
Electric Utilities (continued)
Appalachian Power Co. (continued)
Series BB, 4.50%, 08/01/32	$400	$ 377,899
Arizona Public Service Co.
2.60%, 08/15/29	413	373,896
2.20%, 12/15/31	129	106,546
6.35%, 12/15/32	300	316,702
5.55%, 08/01/33(a)	375	374,960
5.70%, 08/15/34	200	201,516
Atlantic City Electric Co., 2.30%, 03/15/31	200	170,857
Avangrid, Inc., 3.80%, 06/01/29	500	474,958
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	125,020
2.25%, 06/15/31	509	434,309
5.30%, 06/01/34	175	174,548
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	395,104
3.70%, 07/15/30	733	691,320
1.65%, 05/15/31	699	571,850
Black Hills Corp.
5.95%, 03/15/28	200	206,196
3.05%, 10/15/29	342	312,880
2.50%, 06/15/30	300	262,239
4.35%, 05/01/33	220	203,232
6.15%, 05/15/34	250	259,280
6.00%, 01/15/35	300	308,792
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	421,056
4.95%, 04/01/33	560	547,347
5.15%, 03/01/34	310	306,309
5.05%, 03/01/35	85	83,098
Series AA, 3.00%, 02/01/27	200	194,017
Series AE, 2.35%, 04/01/31	332	284,181
Series AG, 3.00%, 03/01/32	262	228,623
Series AI, 4.45%, 10/01/32	414	394,753
Series K2, 6.95%, 03/15/33	273	301,575
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	149,436
5.25%, 08/10/26(a)	150	151,137
5.40%, 06/01/29	576	582,736
2.95%, 03/01/30	279	251,477
2.65%, 06/01/31(a)	670	578,167
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	86	84,393
CMS Energy Corp.
3.00%, 05/15/26	252	246,628
3.45%, 08/15/27	129	125,151
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	250	218,093
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	300	284,537
Commonwealth Edison Co.
2.55%, 06/15/26	163	158,784
3.70%, 08/15/28	413	399,975
4.90%, 02/01/33(a)	320	313,771
5.30%, 06/01/34	335	335,786
Series 122, 2.95%, 08/15/27	250	240,231
Series 132, 3.15%, 03/15/32(a)	200	176,565
Connecticut Light and Power Co.
4.65%, 01/01/29	200	199,547
4.95%, 01/15/30	275	275,702
4.90%, 07/01/33	150	146,360
4.95%, 08/15/34	200	195,500
Series A, 3.20%, 03/15/27	413	401,781
Series A, 2.05%, 07/01/31	660	553,377

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	$413	$ 400,367
2.40%, 06/15/31	829	713,759
5.20%, 03/01/33	200	200,088
5.50%, 03/15/34	500	506,974
5.38%, 05/15/34(a)	200	201,749
Series 20A, 3.35%, 04/01/30	193	179,892
Series D, 4.00%, 12/01/28	413	403,646
Constellation Energy Generation LLC
5.60%, 03/01/28	530	540,464
5.80%, 03/01/33	400	407,954
6.13%, 01/15/34	325	337,798
Consumers Energy Co.
4.65%, 03/01/28(a)	250	250,266
3.80%, 11/15/28	200	193,642
4.90%, 02/15/29	290	291,000
4.60%, 05/30/29(a)	377	374,458
4.70%, 01/15/30	613	608,761
3.60%, 08/15/32	255	231,687
4.63%, 05/15/33	610	587,821
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	199,947
Series 2025, 5.30%, 01/15/35	320	319,588
Series A, 2.30%, 12/01/31	330	277,761
Dominion Energy, Inc.
4.25%, 06/01/28	250	245,212
5.38%, 11/15/32(a)	500	500,955
Series A, 1.45%, 04/15/26	580	558,015
Series A, 4.35%, 08/15/32	500	468,765
Series C, 3.38%, 04/01/30	1,093	1,006,250
Series C, 2.25%, 08/15/31	588	491,294
Series E, 6.30%, 03/15/33	200	210,255
Series F, 5.25%, 08/01/33	1,100	1,083,901
DTE Electric Co.
4.85%, 12/01/26	396	398,829
2.25%, 03/01/30	428	378,151
5.20%, 04/01/33(a)	300	299,777
5.20%, 03/01/34	475	472,929
Series A, 1.90%, 04/01/28	413	379,391
Series A, 3.00%, 03/01/32	279	245,331
Series C, 2.63%, 03/01/31	300	263,531
DTE Energy Co.
2.85%, 10/01/26	276	267,692
4.95%, 07/01/27	475	476,860
4.88%, 06/01/28	500	499,557
5.10%, 03/01/29	800	802,456
2.95%, 03/01/30	279	251,249
5.85%, 06/01/34	550	562,057
Series C, 3.40%, 06/15/29	581	543,949
Duke Energy Carolinas LLC
2.95%, 12/01/26(a)	430	418,562
3.95%, 11/15/28	450	438,508
2.45%, 08/15/29	400	361,387
2.45%, 02/01/30	329	294,111
4.85%, 03/15/30	120	120,217
2.55%, 04/15/31	225	195,582
2.85%, 03/15/32	458	396,580
6.45%, 10/15/32(a)	314	338,886
4.95%, 01/15/33	1,335	1,313,872
4.85%, 01/15/34	400	387,714
5.25%, 03/15/35	275	273,465
Series A, 6.00%, 12/01/28	413	429,640
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp.
2.65%, 09/01/26(a)	$1,207	$ 1,170,978
4.85%, 01/05/27	464	466,034
3.15%, 08/15/27	413	397,366
5.00%, 12/08/27	210	211,666
4.30%, 03/15/28	584	576,363
4.85%, 01/05/29	546	545,119
3.40%, 06/15/29	388	364,353
2.45%, 06/01/30	684	601,522
2.55%, 06/15/31	829	712,918
4.50%, 08/15/32	746	709,418
5.75%, 09/15/33(a)	375	384,523
5.45%, 06/15/34	631	629,658
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	616	580,354
Duke Energy Florida LLC
3.20%, 01/15/27	400	390,097
3.80%, 07/15/28	422	410,247
2.50%, 12/01/29	614	554,147
1.75%, 06/15/30	388	330,372
2.40%, 12/15/31	679	576,418
5.88%, 11/15/33	501	520,668
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	174,886
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	130,023
Duke Energy Progress LLC
3.70%, 09/01/28	300	290,109
3.45%, 03/15/29	413	392,681
2.00%, 08/15/31(a)	426	355,806
3.40%, 04/01/32	313	280,916
5.25%, 03/15/33	434	434,051
5.10%, 03/15/34	800	792,245
Edison International(a)
5.75%, 06/15/27	470	458,198
4.13%, 03/15/28	446	414,296
5.25%, 11/15/28	730	690,746
5.45%, 06/15/29	300	283,684
6.95%, 11/15/29	245	244,562
5.25%, 03/15/32	497	451,869
Emera U.S. Finance LP
3.55%, 06/15/26	240	235,596
2.64%, 06/15/31	245	209,447
Enel Americas SA, 4.00%, 10/25/26	276	272,224
Enel Chile SA, 4.88%, 06/12/28	550	546,775
Entergy Arkansas LLC
3.50%, 04/01/26	350	346,100
5.15%, 01/15/33	300	299,779
5.30%, 09/15/33	200	202,280
5.45%, 06/01/34	275	278,067
Entergy Corp.
2.95%, 09/01/26	829	806,149
1.90%, 06/15/28	329	298,119
2.80%, 06/15/30	1,231	1,098,012
2.40%, 06/15/31	496	420,231
Entergy Louisiana LLC
3.12%, 09/01/27	256	246,368
3.25%, 04/01/28	500	477,384
1.60%, 12/15/30(a)	243	201,274
2.35%, 06/15/32	250	208,528
4.00%, 03/15/33	600	550,058
5.35%, 03/15/34	450	449,280
5.15%, 09/15/34	475	465,491
Entergy Mississippi LLC
2.85%, 06/01/28	413	388,649
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Mississippi LLC (continued)
5.00%, 09/01/33	$240	$ 234,918
Entergy Texas, Inc.
4.00%, 03/30/29	250	242,380
1.75%, 03/15/31	350	290,899
Evergy Kansas Central, Inc.
2.55%, 07/01/26	288	280,056
5.90%, 11/15/33	150	155,030
95709TAP5, 3.10%, 04/01/27	200	193,854
Evergy Metro, Inc.
4.95%, 04/15/33	215	209,834
5.40%, 04/01/34	175	175,048
Series 2020, 2.25%, 06/01/30	300	261,920
Evergy, Inc., 2.90%, 09/15/29	513	466,834
Eversource Energy
4.75%, 05/15/26	70	69,948
5.00%, 01/01/27	175	175,703
2.90%, 03/01/27	313	301,227
4.60%, 07/01/27	400	397,720
5.45%, 03/01/28	765	776,040
5.95%, 02/01/29	550	566,643
2.55%, 03/15/31	413	353,935
5.85%, 04/15/31	450	462,036
3.38%, 03/01/32	463	406,261
5.13%, 05/15/33	400	389,227
5.50%, 01/01/34	400	396,937
5.95%, 07/15/34	450	461,107
Series M, 3.30%, 01/15/28	143	136,793
Series O, 4.25%, 04/01/29	343	332,340
Series R, 1.65%, 08/15/30(a)	400	333,808
Series U, 1.40%, 08/15/26	413	392,405
Exelon Corp.
3.40%, 04/15/26	620	610,841
2.75%, 03/15/27	347	333,295
5.15%, 03/15/28	550	554,140
5.15%, 03/15/29	585	588,952
4.05%, 04/15/30	829	791,552
3.35%, 03/15/32	650	575,226
5.30%, 03/15/33	622	619,607
5.45%, 03/15/34	474	473,504
FirstEnergy Corp.
2.65%, 03/01/30(a)	400	355,621
Series B, 3.90%, 07/15/27	1,326	1,295,365
Series B, 2.25%, 09/01/30	256	219,958
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	132,013
5.00%, 01/15/35	60	58,020
Florida Power & Light Co.
4.45%, 05/15/26	115	115,117
5.05%, 04/01/28	1,305	1,318,970
4.40%, 05/15/28	470	466,724
5.15%, 06/15/29	870	882,178
4.63%, 05/15/30	380	377,210
2.45%, 02/03/32	1,119	944,573
5.10%, 04/01/33	690	685,824
4.80%, 05/15/33	515	501,112
5.63%, 04/01/34	1,500	1,542,921
5.30%, 06/15/34	500	501,992
5.00%, 08/01/34	300	297,284
Series A, 3.30%, 05/30/27	200	193,976
Fortis, Inc./Canada, 3.06%, 10/04/26	829	805,223
Georgia Power Co.
5.00%, 02/23/27	429	432,725
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
3.25%, 03/30/27	$250	$ 242,992
4.65%, 05/16/28(a)	400	398,970
4.55%, 03/15/30	575	565,334
4.70%, 05/15/32	430	418,016
4.95%, 05/17/33	754	737,878
5.25%, 03/15/34	727	722,762
Series B, 2.65%, 09/15/29	557	506,204
Idaho Power Co., 5.20%, 08/15/34	100	99,359
Indiana Michigan Power Co., 3.85%, 05/15/28	250	242,581
Interstate Power and Light Co.
4.10%, 09/26/28	225	219,315
3.60%, 04/01/29	252	239,548
2.30%, 06/01/30	400	347,301
5.70%, 10/15/33	150	152,782
4.95%, 09/30/34	295	283,708
IPALCO Enterprises, Inc.
4.25%, 05/01/30	179	169,683
5.75%, 04/01/34	250	250,593
ITC Holdings Corp.
3.25%, 06/30/26	129	126,403
3.35%, 11/15/27	350	337,295
Jersey Central Power & Light Co., 5.10%, 01/15/35(c)	470	458,085
Kentucky Utilities Co., 5.45%, 04/15/33	175	176,901
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	95,948
MidAmerican Energy Co.
3.10%, 05/01/27	274	265,608
3.65%, 04/15/29(a)	763	728,948
6.75%, 12/30/31	291	320,624
5.35%, 01/15/34	175	177,375
Mississippi Power Co., 3.95%, 03/30/28	300	293,264
National Grid PLC
5.60%, 06/12/28	500	510,503
5.81%, 06/12/33	550	559,911
5.42%, 01/11/34	595	591,075
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26	100	99,880
1.00%, 06/15/26	600	571,374
5.60%, 11/13/26	150	152,552
4.80%, 02/05/27	250	251,174
3.05%, 04/25/27	300	290,113
5.10%, 05/06/27	175	176,943
4.12%, 09/16/27	150	148,187
3.40%, 02/07/28	809	778,759
4.80%, 03/15/28(a)	215	215,609
5.05%, 09/15/28	175	176,379
4.85%, 02/07/29	250	250,128
3.70%, 03/15/29	600	574,495
5.15%, 06/15/29	300	303,499
2.40%, 03/15/30	686	609,435
5.00%, 02/07/31	200	200,759
1.35%, 03/15/31	200	160,800
1.65%, 06/15/31	500	407,750
8.00%, 03/01/32	257	299,556
2.75%, 04/15/32	413	354,107
4.02%, 11/01/32	600	555,703
4.15%, 12/15/32	200	186,397
5.80%, 01/15/33	475	490,656
5.00%, 08/15/34	125	121,839
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	200	207,736
Nevada Power Co.
Series CC, 3.70%, 05/01/29	272	260,463
Series DD, 2.40%, 05/01/30	329	290,098

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	$736	$ 697,311
3.55%, 05/01/27	1,129	1,101,638
4.63%, 07/15/27	1,000	999,289
4.85%, 02/04/28	375	375,235
4.90%, 02/28/28(a)	804	805,679
1.90%, 06/15/28	816	741,749
4.90%, 03/15/29	700	698,345
3.50%, 04/01/29	1,000	945,533
2.75%, 11/01/29	609	552,446
5.00%, 02/28/30(a)	500	501,842
5.05%, 03/15/30	475	474,485
2.25%, 06/01/30	1,308	1,137,538
2.44%, 01/15/32	849	708,963
5.30%, 03/15/32	400	399,243
5.00%, 07/15/32	670	659,433
5.05%, 02/28/33	700	685,079
5.25%, 03/15/34	800	788,376
5.45%, 03/15/35	475	471,476
(3-mo. SOFR + 2.67%), 4.80%, 12/01/77(b)	350	336,651
Northern States Power Co., 2.25%, 04/01/31	372	318,240
NSTAR Electric Co.
3.20%, 05/15/27	322	311,526
3.25%, 05/15/29	600	562,550
3.95%, 04/01/30	300	286,758
5.40%, 06/01/34	400	401,729
OGE Energy Corp., 5.45%, 05/15/29	200	203,346
Ohio Power Co.
5.00%, 06/01/33	328	317,317
5.65%, 06/01/34	250	251,267
Series P, 2.60%, 04/01/30	264	234,713
Series Q, 1.63%, 01/15/31	359	294,348
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	259,664
3.30%, 03/15/30	200	184,658
3.25%, 04/01/30	79	72,638
5.40%, 01/15/33	200	201,810
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	488	482,124
3.70%, 11/15/28	293	282,188
4.65%, 11/01/29	350	347,152
2.75%, 05/15/30	829	746,712
7.00%, 05/01/32	300	332,715
4.15%, 06/01/32(a)	296	277,016
4.55%, 09/15/32	519	499,730
7.25%, 01/15/33	263	295,735
5.65%, 11/15/33	651	666,998
Pacific Gas and Electric Co.
2.95%, 03/01/26	326	318,154
3.30%, 03/15/27	300	287,702
5.45%, 06/15/27	500	500,169
2.10%, 08/01/27	483	446,572
3.30%, 12/01/27	655	619,306
3.00%, 06/15/28	516	477,028
3.75%, 07/01/28	550	521,346
6.10%, 01/15/29	565	573,730
4.20%, 03/01/29	620	590,539
5.55%, 05/15/29	400	398,987
4.55%, 07/01/30	2,306	2,187,827
2.50%, 02/01/31	1,811	1,520,927
3.25%, 06/01/31	550	479,941
4.40%, 03/01/32	143	131,649
5.90%, 06/15/32	850	850,253
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.15%, 01/15/33	$428	$ 433,358
6.40%, 06/15/33	840	863,750
6.95%, 03/15/34	635	675,988
5.80%, 05/15/34(a)	800	792,019
PacifiCorp.
5.10%, 02/15/29	300	301,919
3.50%, 06/15/29(a)	254	239,732
2.70%, 09/15/30	254	223,570
5.30%, 02/15/31(a)	300	301,090
7.70%, 11/15/31	400	454,421
5.45%, 02/15/34	684	676,804
PECO Energy Co., 4.90%, 06/15/33	264	258,763
Potomac Electric Power Co., 5.20%, 03/15/34	175	173,695
PPL Capital Funding, Inc.
3.10%, 05/15/26	400	391,668
4.13%, 04/15/30	300	286,553
5.25%, 09/01/34(a)	455	446,512
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	494,990
4.85%, 02/15/34	400	389,394
Progress Energy, Inc.
7.75%, 03/01/31	330	373,341
7.00%, 10/30/31	300	333,369
Public Service Co. of Colorado
3.70%, 06/15/28	129	124,775
1.88%, 06/15/31	450	372,140
5.35%, 05/15/34(a)	400	399,044
Series 35, 1.90%, 01/15/31	160	134,196
Series 38, 4.10%, 06/01/32(a)	150	140,187
Public Service Co. of New Hampshire
5.35%, 10/01/33	375	378,240
Series V, 2.20%, 06/15/31	250	211,531
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	197,652
5.20%, 01/15/35	325	315,065
Series J, 2.20%, 08/15/31	413	344,666
Public Service Electric and Gas Co.
0.95%, 03/15/26	332	319,316
2.25%, 09/15/26	314	303,175
3.00%, 05/15/27(a)	314	303,721
3.70%, 05/01/28	276	267,714
3.65%, 09/01/28	270	260,402
3.20%, 05/15/29	413	388,216
2.45%, 01/15/30	329	295,281
1.90%, 08/15/31	679	562,541
3.10%, 03/15/32	400	353,173
4.90%, 12/15/32	480	474,445
4.65%, 03/15/33	417	403,884
5.20%, 08/01/33	370	370,194
5.20%, 03/01/34	275	274,325
4.85%, 08/01/34	250	242,820
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	410,796
5.88%, 10/15/28	250	258,048
5.20%, 04/01/29	275	277,352
1.60%, 08/15/30	252	210,289
2.45%, 11/15/31	350	296,020
6.13%, 10/15/33	250	260,810
5.45%, 04/01/34(a)	275	272,994
Puget Energy, Inc.
2.38%, 06/15/28	329	301,789
4.10%, 06/15/30	413	387,878
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Puget Energy, Inc. (continued)
4.22%, 03/15/32	$279	$ 254,897
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	173,932
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	340,600
4.95%, 08/15/28	695	695,659
Series VVV, 1.70%, 10/01/30	663	552,982
Series XXX, 3.00%, 03/15/32	350	304,143
Sempra
5.40%, 08/01/26	225	226,268
3.25%, 06/15/27	500	482,015
3.40%, 02/01/28	713	682,317
3.70%, 04/01/29	413	391,170
5.50%, 08/01/33	499	495,754
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	713	677,808
Sierra Pacific Power Co., 2.60%, 05/01/26	136	132,641
Southern California Edison Co.
5.35%, 03/01/26	275	275,564
4.90%, 06/01/26	140	139,459
4.40%, 09/06/26(a)	452	446,951
4.88%, 02/01/27	275	273,343
5.85%, 11/01/27	500	505,438
5.30%, 03/01/28	495	495,974
5.65%, 10/01/28(a)	378	381,564
6.65%, 04/01/29	300	303,287
5.15%, 06/01/29	275	271,714
2.85%, 08/01/29	484	435,043
2.25%, 06/01/30	432	369,310
5.45%, 06/01/31	608	604,536
2.75%, 02/01/32	413	344,445
5.95%, 11/01/32(a)	525	529,381
6.00%, 01/15/34	332	333,406
5.20%, 06/01/34(a)	729	696,224
5.45%, 03/01/35(a)	300	291,058
Series 20C, 1.20%, 02/01/26(a)	275	264,389
Series A, 4.20%, 03/01/29	400	381,814
Series B, 3.65%, 03/01/28	275	262,142
Series D, 4.70%, 06/01/27	300	295,556
Series G, 2.50%, 06/01/31	149	125,140
Southern Co.
3.25%, 07/01/26	1,327	1,302,333
5.11%, 08/01/27	500	503,411
4.85%, 06/15/28	570	571,497
5.50%, 03/15/29	821	837,874
5.70%, 10/15/32	350	358,609
5.20%, 06/15/33	570	562,588
5.70%, 03/15/34	902	917,429
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	485,218
Series 21-B, 1.75%, 03/15/28	304	277,294
Series A, 3.70%, 04/30/30	758	712,516
Southwestern Electric Power Co.
5.30%, 04/01/33	275	271,774
Series K, 2.75%, 10/01/26	300	289,874
Series M, 4.10%, 09/15/28	379	369,085
Series N, 1.65%, 03/15/26	272	262,759
System Energy Resources, Inc.
6.00%, 04/15/28	500	515,349
5.30%, 12/15/34	235	229,495
Tampa Electric Co., 4.90%, 03/01/29	390	390,495
Tucson Electric Power Co.
1.50%, 08/01/30	116	96,423
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co. (continued)
3.25%, 05/15/32	$250	$ 220,461
5.20%, 09/15/34	175	172,069
Union Electric Co.
2.95%, 06/15/27	129	124,239
3.50%, 03/15/29	250	237,733
2.95%, 03/15/30	254	231,572
2.15%, 03/15/32	431	356,133
5.20%, 04/01/34	275	273,151
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	413	347,949
2.40%, 03/30/32	530	443,858
5.00%, 04/01/33	525	513,397
5.30%, 08/15/33	250	248,524
5.00%, 01/15/34	400	389,190
5.05%, 08/15/34(a)	595	579,056
Series A, 3.50%, 03/15/27	620	605,747
Series A, 3.80%, 04/01/28	413	401,378
Series A, 2.88%, 07/15/29	929	856,190
Series B, 2.95%, 11/15/26	264	256,545
Series B, 3.75%, 05/15/27	400	392,015
WEC Energy Group, Inc.
5.60%, 09/12/26	185	187,369
5.15%, 10/01/27	500	504,743
1.38%, 10/15/27	350	320,422
4.75%, 01/15/28	250	250,362
2.20%, 12/15/28	350	317,547
1.80%, 10/15/30(a)	103	86,582
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	144,581
5.00%, 05/15/29	125	125,988
4.75%, 09/30/32	305	299,907
5.63%, 05/15/33	200	207,056
4.60%, 10/01/34(a)	185	176,301
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	241,566
3.00%, 07/01/29	129	119,195
1.95%, 09/16/31	194	159,377
3.95%, 09/01/32	400	370,528
4.95%, 04/01/33	40	38,890
5.38%, 03/30/34	335	333,920
Wisconsin Public Service Corp., 4.55%, 12/01/29	120	118,460
Xcel Energy, Inc.
3.35%, 12/01/26	413	402,268
1.75%, 03/15/27	413	387,850
4.00%, 06/15/28	479	464,442
2.60%, 12/01/29	380	339,286
3.40%, 06/01/30	350	321,001
2.35%, 11/15/31	329	272,070
4.60%, 06/01/32	397	378,278
5.45%, 08/15/33	500	495,231
5.50%, 03/15/34	555	550,254
		203,060,665
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	450	454,014
6.05%, 04/15/28(a)	800	815,022
6.30%, 02/15/30	700	721,577
6.40%, 04/15/33	900	931,496
		2,922,109
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	254,833

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	$250	$ 213,823
Allegion PLC, 3.50%, 10/01/29	219	205,248
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32(a)	328	330,125
5.60%, 05/29/34	225	225,299
Amphenol Corp.
4.75%, 03/30/26	279	279,201
5.05%, 04/05/27	562	566,505
5.05%, 04/05/29	175	176,311
4.35%, 06/01/29(a)	350	343,004
2.80%, 02/15/30	685	619,461
2.20%, 09/15/31(a)	597	501,354
5.25%, 04/05/34(a)	375	374,712
5.00%, 01/15/35	500	489,550
Arrow Electronics, Inc.
3.88%, 01/12/28	350	338,593
5.15%, 08/21/29	250	249,498
2.95%, 02/15/32(a)	329	278,986
5.88%, 04/10/34	300	300,493
Avnet, Inc.
4.63%, 04/15/26	252	250,952
6.25%, 03/15/28	160	164,821
3.00%, 05/15/31	165	141,337
5.50%, 06/01/32	330	324,907
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	634,755
4.25%, 04/01/28(a)	379	369,565
3.28%, 12/01/28	660	618,083
3.25%, 02/15/29	371	344,679
5.10%, 03/01/30	378	374,722
3.57%, 12/01/31	784	700,992
5.55%, 08/22/34(a)	300	296,663
Emerson Electric Co.
0.88%, 10/15/26	350	329,855
1.80%, 10/15/27	400	372,906
2.00%, 12/21/28	728	660,028
1.95%, 10/15/30	275	237,003
2.20%, 12/21/31	550	466,768
Flex Ltd.
3.75%, 02/01/26	398	393,344
6.00%, 01/15/28	236	241,758
4.88%, 06/15/29	413	407,131
4.88%, 05/12/30	243	238,220
5.25%, 01/15/32	325	320,411
Fortive Corp., 3.15%, 06/15/26	725	710,071
Honeywell International, Inc.
2.50%, 11/01/26	1,070	1,035,495
1.10%, 03/01/27	829	773,971
4.65%, 07/30/27	775	777,422
4.95%, 02/15/28	356	360,519
4.25%, 01/15/29(a)	536	529,674
2.70%, 08/15/29(a)	581	534,300
4.88%, 09/01/29	400	403,164
4.70%, 02/01/30	625	622,681
1.95%, 06/01/30	547	474,064
1.75%, 09/01/31	821	675,118
4.95%, 09/01/31	400	401,297
4.75%, 02/01/32	475	468,481
5.00%, 02/15/33	852	848,259
4.50%, 01/15/34	616	587,515
Hubbell, Inc.
3.35%, 03/01/26	290	285,842
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Hubbell, Inc. (continued)
3.15%, 08/15/27	$254	$ 244,239
3.50%, 02/15/28	250	240,541
2.30%, 03/15/31(a)	254	217,510
Jabil, Inc.
1.70%, 04/15/26	694	668,357
4.25%, 05/15/27	1,145	1,130,316
3.95%, 01/12/28	250	242,581
5.45%, 02/01/29	75	75,720
3.60%, 01/15/30	250	232,020
3.00%, 01/15/31	219	192,539
Keysight Technologies, Inc.
4.60%, 04/06/27	450	448,233
3.00%, 10/30/29(a)	260	237,821
4.95%, 10/15/34	482	462,113
TD SYNNEX Corp.
1.75%, 08/09/26	279	266,169
2.38%, 08/09/28	479	437,610
2.65%, 08/09/31	273	230,976
6.10%, 04/12/34	341	350,200
Trimble, Inc.
4.90%, 06/15/28	350	349,908
6.10%, 03/15/33	500	520,497
Tyco Electronics Group SA
4.50%, 02/13/26	300	300,015
3.70%, 02/15/26	268	265,604
3.13%, 08/15/27	250	241,023
4.63%, 02/01/30	225	222,714
2.50%, 02/04/32	405	344,388
Vontier Corp.
1.80%, 04/01/26	274	263,599
2.40%, 04/01/28	200	182,580
2.95%, 04/01/31	350	302,149
		31,793,191
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	430	410,864
3.34%, 12/15/27	999	965,221
3.14%, 11/07/29(a)	243	225,468
4.49%, 05/01/30(a)	350	343,315
Halliburton Co., 2.92%, 03/01/30	611	552,609
NOV, Inc., 3.60%, 12/01/29	329	307,303
Schlumberger Investment SA
4.50%, 05/15/28	300	298,850
2.65%, 06/26/30	942	841,875
4.85%, 05/15/33	300	293,103
5.00%, 06/01/34	300	293,750
		4,532,358
Entertainment — 0.2%
Warnermedia Holdings, Inc.
6.41%, 03/15/26	856	855,993
3.76%, 03/15/27	2,501	2,421,555
4.05%, 03/15/29	802	752,905
4.28%, 03/15/32	3,222	2,846,721
		6,877,174
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
2.90%, 07/01/26	370	362,140
3.38%, 11/15/27	400	387,518
3.95%, 05/15/28	592	577,861
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
4.88%, 04/01/29	$555	$ 555,651
5.00%, 11/15/29	250	251,393
2.30%, 03/01/30	444	392,660
1.45%, 02/15/31	727	593,556
1.75%, 02/15/32	605	489,334
2.38%, 03/15/33	450	366,310
5.00%, 12/15/33	482	472,846
5.00%, 04/01/34	500	489,991
5.20%, 11/15/34	245	243,534
Veralto Corp.
5.50%, 09/18/26	325	328,821
5.35%, 09/18/28(a)	325	330,215
5.45%, 09/18/33	425	427,462
Waste Connections, Inc.
4.25%, 12/01/28	200	196,391
3.50%, 05/01/29	254	241,012
2.60%, 02/01/30	276	247,943
2.20%, 01/15/32	479	397,492
3.20%, 06/01/32	274	241,482
4.20%, 01/15/33	410	383,493
5.00%, 03/01/34	675	659,170
Waste Management, Inc.
4.95%, 07/03/27(a)	275	277,839
3.15%, 11/15/27	617	594,207
1.15%, 03/15/28	374	336,740
4.50%, 03/15/28	625	623,458
4.88%, 02/15/29(a)	575	579,645
2.00%, 06/01/29	159	142,365
4.63%, 02/15/30	400	398,051
4.65%, 03/15/30(a)	625	619,600
1.50%, 03/15/31	829	680,258
4.95%, 07/03/31	495	495,743
4.80%, 03/15/32	625	615,617
4.15%, 04/15/32(a)	524	496,345
4.63%, 02/15/33(a)	270	262,332
4.88%, 02/15/34(a)	1,066	1,046,973
4.95%, 03/15/35	950	929,158
		16,734,606
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26	300	298,738
2.45%, 10/29/26	2,164	2,077,469
6.10%, 01/15/27	770	786,834
6.45%, 04/15/27	1,300	1,340,499
3.65%, 07/21/27	655	636,034
4.63%, 10/15/27	300	298,255
3.88%, 01/23/28	300	291,674
4.88%, 04/01/28	300	299,469
5.75%, 06/06/28(a)	910	931,499
3.00%, 10/29/28	2,523	2,349,796
5.10%, 01/19/29	510	511,025
4.63%, 09/10/29	850	832,015
6.15%, 09/30/30	1,050	1,097,681
5.38%, 12/15/31	500	498,585
3.30%, 01/30/32(a)	2,800	2,452,100
3.40%, 10/29/33(a)	1,100	940,835
5.30%, 01/19/34	650	639,358
4.95%, 09/10/34	750	717,555
Air Lease Corp.
3.75%, 06/01/26	450	443,745
Security	Par (000)	Value
Financial Services (continued)
Air Lease Corp. (continued)
5.30%, 06/25/26	$225	$ 226,369
1.88%, 08/15/26	550	526,020
2.20%, 01/15/27	450	428,356
3.63%, 04/01/27(a)	1,000	976,763
3.63%, 12/01/27	130	125,964
5.85%, 12/15/27	354	363,161
5.30%, 02/01/28	500	504,870
2.10%, 09/01/28	413	374,026
4.63%, 10/01/28(a)	700	691,399
5.10%, 03/01/29(a)	275	275,815
3.25%, 10/01/29	413	382,278
3.00%, 02/01/30	329	297,645
3.13%, 12/01/30(a)	509	454,552
5.20%, 07/15/31	425	421,763
2.88%, 01/15/32(a)	450	385,037
Aircastle Ltd., 4.25%, 06/15/26	413	409,027
Ally Financial, Inc.
4.75%, 06/09/27(a)	500	497,375
7.10%, 11/15/27	850	895,134
2.20%, 11/02/28	285	256,630
8.00%, 11/01/31	1,711	1,914,113
(1-day SOFR + 2.29%), 6.18%, 07/26/35(b)	590	590,354
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)(b)	491	512,907
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	524,424
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(b)	205	204,292
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	413,161
1.63%, 12/15/30	159	132,758
3.00%, 03/16/32	217	188,519
CME Group, Inc.
3.75%, 06/15/28	433	422,935
2.65%, 03/15/32	621	536,172
Enact Holdings, Inc., 6.25%, 05/28/29	500	510,160
Intercontinental Exchange, Inc.
3.10%, 09/15/27	284	273,407
4.00%, 09/15/27	935	921,492
3.63%, 09/01/28	678	652,987
3.75%, 09/21/28	576	557,042
4.35%, 06/15/29	953	936,759
2.10%, 06/15/30	737	640,431
5.25%, 06/15/31	525	532,493
1.85%, 09/15/32	938	746,260
4.60%, 03/15/33	1,050	1,009,974
Nasdaq, Inc.
3.85%, 06/30/26	338	334,450
5.35%, 06/28/28	565	574,324
1.65%, 01/15/31(a)	443	366,616
5.55%, 02/15/34	850	859,402
ORIX Corp.
3.70%, 07/18/27	400	389,675
5.00%, 09/13/27(a)	200	201,310
4.65%, 09/10/29	525	517,842
2.25%, 03/09/31	413	349,394
4.00%, 04/13/32	363	334,834
5.20%, 09/13/32(a)	400	399,263
Radian Group, Inc.
4.88%, 03/15/27	256	254,786
6.20%, 05/15/29	275	282,648
		43,020,534
Food Products — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	467,825

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Archer-Daniels-Midland Co.
2.50%, 08/11/26	$608	$ 589,808
3.25%, 03/27/30	500	462,934
2.90%, 03/01/32	523	453,320
4.50%, 08/15/33(a)	310	294,328
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	600	587,314
3.75%, 09/25/27	481	469,026
4.10%, 01/07/28	225	220,905
4.20%, 09/17/29	531	515,285
2.75%, 05/14/31	835	729,276
4.65%, 09/17/34	455	431,083
Conagra Brands, Inc.
5.30%, 10/01/26	250	252,043
1.38%, 11/01/27	597	543,739
7.00%, 10/01/28	200	212,601
4.85%, 11/01/28	804	799,721
8.25%, 09/15/30	200	228,520
Flowers Foods, Inc.
3.50%, 10/01/26	268	262,067
2.40%, 03/15/31	350	298,225
General Mills, Inc.
4.70%, 01/30/27	275	275,435
3.20%, 02/10/27	487	474,243
4.20%, 04/17/28	929	913,508
5.50%, 10/17/28	365	372,839
4.88%, 01/30/30	300	299,014
2.88%, 04/15/30	487	440,289
2.25%, 10/14/31	279	233,845
4.95%, 03/29/33	670	654,031
5.25%, 01/30/35(a)	300	295,974
Hershey Co.
2.30%, 08/15/26	350	339,242
4.25%, 05/04/28	35	34,805
2.45%, 11/15/29	225	203,669
1.70%, 06/01/30	258	220,432
4.50%, 05/04/33	302	292,577
Hormel Foods Corp.
4.80%, 03/30/27	235	236,296
1.70%, 06/03/28	277	251,914
1.80%, 06/11/30	400	342,417
Ingredion, Inc.
3.20%, 10/01/26	350	341,095
2.90%, 06/01/30	250	225,720
J.M. Smucker Co.
3.38%, 12/15/27	250	241,958
5.90%, 11/15/28	375	389,470
2.38%, 03/15/30	250	221,351
2.13%, 03/15/32(a)	179	145,683
6.20%, 11/15/33(a)	575	605,670
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	600	571,934
5.13%, 02/01/28	500	500,456
3.00%, 02/02/29	350	322,601
5.50%, 01/15/30	700	701,291
3.75%, 12/01/31	266	238,061
3.63%, 01/15/32	750	663,359
3.00%, 05/15/32	588	495,560
5.75%, 04/01/33	1,257	1,259,620
6.75%, 03/15/34	1,022	1,087,330
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(c)	500	505,548
Security	Par (000)	Value
Food Products (continued)
Kellanova
3.25%, 04/01/26	$300	$ 295,440
3.40%, 11/15/27	450	434,869
4.30%, 05/15/28	179	176,451
2.10%, 06/01/30(a)	159	138,778
5.25%, 03/01/33(a)	200	199,488
Series B, 7.45%, 04/01/31	400	447,759
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,666	1,629,806
3.88%, 05/15/27	1,018	1,000,016
4.63%, 01/30/29(a)	163	161,931
3.75%, 04/01/30(a)	641	605,900
4.25%, 03/01/31	163	156,516
6.75%, 03/15/32	130	140,743
Kroger Co.
3.50%, 02/01/26	408	403,420
2.65%, 10/15/26	829	801,662
3.70%, 08/01/27	413	403,671
4.50%, 01/15/29(a)	229	226,361
2.20%, 05/01/30(a)	193	168,268
1.70%, 01/15/31(a)	483	399,146
7.50%, 04/01/31	252	283,286
5.00%, 09/15/34	1,470	1,426,721
McCormick & Co., Inc.
0.90%, 02/15/26	308	296,529
3.40%, 08/15/27	350	339,628
2.50%, 04/15/30	209	185,327
1.85%, 02/15/31	314	261,606
4.95%, 04/15/33	300	293,319
4.70%, 10/15/34	425	401,583
Mondelez International, Inc.
2.63%, 03/17/27	545	522,403
4.13%, 05/07/28	260	255,452
4.75%, 02/20/29	275	274,348
2.75%, 04/13/30	459	412,270
1.50%, 02/04/31	340	278,695
3.00%, 03/17/32	400	348,170
1.88%, 10/15/32	413	331,586
4.75%, 08/28/34	325	311,364
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	557,248
3.50%, 03/01/32	810	702,816
6.25%, 07/01/33	750	768,672
6.88%, 05/15/34	400	427,676
Sysco Corp.
3.30%, 07/15/26	780	764,830
3.25%, 07/15/27(a)	549	530,495
5.75%, 01/17/29	200	206,044
2.40%, 02/15/30	348	308,679
5.95%, 04/01/30	781	812,147
2.45%, 12/14/31	329	277,717
6.00%, 01/17/34	200	209,576
The Campbell’s Co.
5.30%, 03/20/26	225	226,491
5.20%, 03/19/27	275	277,834
4.15%, 03/15/28	500	490,445
5.20%, 03/21/29	275	277,491
2.38%, 04/24/30	359	315,478
5.40%, 03/21/34	625	622,114
Tyson Foods, Inc.
4.00%, 03/01/26(a)	300	297,851
3.55%, 06/02/27	829	805,739
4.35%, 03/01/29	700	681,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
5.40%, 03/15/29	$475	$ 480,983
5.70%, 03/15/34	529	532,603
4.88%, 08/15/34	350	332,183
		47,134,163
Gas Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27	450	434,405
2.63%, 09/15/29	396	361,473
1.50%, 01/15/31	429	353,412
5.45%, 10/15/32	200	204,320
5.90%, 11/15/33	400	418,088
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	521,237
4.00%, 04/01/28	400	389,303
1.75%, 10/01/30	359	301,446
4.40%, 07/01/32	200	189,251
5.40%, 03/01/33	400	401,516
5.40%, 07/01/34	340	338,759
National Fuel Gas Co.
5.50%, 10/01/26	140	141,172
3.95%, 09/15/27	252	245,137
4.75%, 09/01/28	252	248,941
2.95%, 03/01/31	413	357,209
NiSource, Inc.
3.49%, 05/15/27	853	830,280
5.25%, 03/30/28	821	829,611
5.20%, 07/01/29	300	302,586
2.95%, 09/01/29	529	485,766
3.60%, 05/01/30	650	608,246
1.70%, 02/15/31	566	465,952
5.40%, 06/30/33	310	308,379
5.35%, 04/01/34	725	719,359
ONE Gas, Inc.
5.10%, 04/01/29	367	370,238
2.00%, 05/15/30	200	172,959
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	472,567
2.50%, 03/15/31	413	354,668
5.40%, 06/15/33	160	159,788
Southern California Gas Co.
2.95%, 04/15/27	530	509,401
5.20%, 06/01/33	370	365,947
5.05%, 09/01/34	1,175	1,145,660
Series TT, 2.60%, 06/15/26	186	181,005
Series XX, 2.55%, 02/01/30	429	382,856
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	346,342
5.75%, 09/15/33	300	307,278
4.95%, 09/15/34(a)	275	264,524
Series 20-A, 1.75%, 01/15/31	273	225,891
Southwest Gas Corp.
5.80%, 12/01/27	300	307,553
5.45%, 03/23/28	265	268,880
3.70%, 04/01/28(a)	100	96,315
2.20%, 06/15/30	229	197,707
4.05%, 03/15/32	225	207,857
Security	Par (000)	Value
Gas Utilities (continued)
Spire Missouri, Inc.
4.80%, 02/15/33	$250	$ 245,043
Series 2034, 5.15%, 08/15/34	250	248,326
		16,286,653
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	398	387,387
Canadian National Railway Co.
2.75%, 03/01/26	463	454,678
6.90%, 07/15/28	250	266,793
3.85%, 08/05/32	450	415,034
5.85%, 11/01/33	180	188,347
6.25%, 08/01/34	401	435,013
4.38%, 09/18/34	603	567,290
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	581,941
4.00%, 06/01/28	400	390,651
2.88%, 11/15/29(a)	407	373,438
2.05%, 03/05/30(a)	179	155,987
7.13%, 10/15/31	163	180,970
2.45%, 12/02/31	1,172	1,008,726
CSX Corp.
2.60%, 11/01/26	400	387,452
3.25%, 06/01/27	639	620,979
3.80%, 03/01/28	657	641,582
4.25%, 03/15/29	776	761,923
2.40%, 02/15/30	329	292,991
4.10%, 11/15/32	714	670,248
5.20%, 11/15/33(a)	300	301,778
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	521	516,915
Norfolk Southern Corp.
2.90%, 06/15/26	400	391,545
7.80%, 05/15/27	260	277,670
3.15%, 06/01/27	249	241,272
3.80%, 08/01/28	446	433,502
2.55%, 11/01/29	107	96,829
5.05%, 08/01/30	440	444,437
2.30%, 05/15/31(a)	372	319,956
3.00%, 03/15/32	374	327,213
4.45%, 03/01/33	414	394,647
5.55%, 03/15/34(a)	250	255,631
Union Pacific Corp.
4.75%, 02/21/26	500	501,532
2.75%, 03/01/26	525	516,151
2.15%, 02/05/27	367	350,747
3.00%, 04/15/27	367	355,534
3.95%, 09/10/28	829	809,824
6.63%, 02/01/29	288	308,544
3.70%, 03/01/29	829	797,166
2.40%, 02/05/30	600	537,269
2.38%, 05/20/31	733	636,448
2.80%, 02/14/32	1,000	869,647
4.50%, 01/20/33	762	735,210
		19,200,897
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.75%, 11/30/26	1,174	1,162,328
1.15%, 01/30/28	438	398,777
1.40%, 06/30/30(a)	366	310,536
Agilent Technologies, Inc.
3.05%, 09/22/26	252	245,404

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Agilent Technologies, Inc. (continued)
4.20%, 09/09/27(a)	$483	$ 477,308
2.75%, 09/15/29	534	486,360
2.10%, 06/04/30	360	310,941
2.30%, 03/12/31	572	489,245
4.75%, 09/09/34	475	452,913
Baxter International, Inc.
2.60%, 08/15/26	423	409,717
1.92%, 02/01/27	808	764,773
2.27%, 12/01/28	850	771,346
3.95%, 04/01/30(a)	413	392,686
1.73%, 04/01/31	400	327,869
2.54%, 02/01/32(a)	1,064	895,417
Boston Scientific Corp., 2.65%, 06/01/30	771	689,952
Dentsply Sirona, Inc., 3.25%, 06/01/30	450	396,387
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	366	332,355
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	392,278
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,023,394
4.80%, 08/14/29	1,585	1,575,576
5.86%, 03/15/30	750	778,578
5.91%, 11/22/32	1,100	1,145,912
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	644,390
4.50%, 03/30/33	645	619,469
Revvity, Inc.
1.90%, 09/15/28	430	387,397
3.30%, 09/15/29	529	489,828
2.55%, 03/15/31	200	170,326
2.25%, 09/15/31	456	377,880
Smith & Nephew PLC
5.15%, 03/20/27	40	40,281
2.03%, 10/14/30	560	472,887
5.40%, 03/20/34(a)	390	388,724
Solventum Corp.
5.45%, 02/25/27	657	665,272
5.40%, 03/01/29	985	996,181
5.45%, 03/13/31	650	654,697
5.60%, 03/23/34	1,084	1,082,752
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	289,963
Stryker Corp.
3.50%, 03/15/26	413	408,235
02/10/27(e)	400	399,891
02/10/28(e)	400	400,017
3.65%, 03/07/28	350	339,541
4.85%, 12/08/28	200	200,547
4.25%, 09/11/29	400	390,466
02/10/30(e)	400	399,109
1.95%, 06/15/30	660	568,470
4.63%, 09/11/34(a)	496	473,676
02/10/35(e)	400	398,094
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	460	463,866
5.00%, 12/05/26	644	649,852
4.80%, 11/21/27	387	389,719
1.75%, 10/15/28(a)	575	519,149
5.00%, 01/31/29(a)	756	764,148
2.60%, 10/01/29	680	619,744
4.98%, 08/10/30	520	524,211
2.00%, 10/15/31(a)	763	640,983
4.95%, 11/21/32	482	479,226
5.09%, 08/10/33	605	602,898
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
5.20%, 01/31/34(a)	$250	$ 250,561
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	250	253,783
2.60%, 11/24/31	561	480,594
5.20%, 09/15/34(a)	425	417,003
		32,543,882
Health Care Providers & Services — 2.4%
Adventist Health System
5.43%, 03/01/32(a)	500	499,897
5.76%, 12/01/34	300	302,250
Ascension Health, Series B, 2.53%, 11/15/29	797	721,493
Banner Health, 2.34%, 01/01/30	500	445,270
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	47,940
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	121,783
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	109,675
Centene Corp.
4.25%, 12/15/27	1,612	1,563,499
2.45%, 07/15/28	1,618	1,464,876
4.63%, 12/15/29	2,358	2,243,518
3.38%, 02/15/30	1,332	1,193,620
3.00%, 10/15/30	1,430	1,238,089
2.50%, 03/01/31	1,630	1,356,137
2.63%, 08/01/31	846	700,070
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	100	98,002
Cigna Group
4.50%, 02/25/26	755	753,932
1.25%, 03/15/26	172	165,645
5.69%, 03/15/26	400	399,953
3.40%, 03/01/27	898	874,675
3.05%, 10/15/27	179	171,615
4.38%, 10/15/28	2,569	2,524,429
5.00%, 05/15/29	600	601,516
2.40%, 03/15/30	1,007	886,154
2.38%, 03/15/31	890	759,795
5.13%, 05/15/31	950	947,489
5.40%, 03/15/33	490	490,572
5.25%, 02/15/34(a)	750	737,414
CommonSpirit Health
3.35%, 10/01/29	338	315,225
2.78%, 10/01/30	930	824,386
Elevance Health, Inc.
4.90%, 02/08/26	250	249,956
1.50%, 03/15/26	638	616,443
4.50%, 10/30/26	280	279,443
3.65%, 12/01/27	1,222	1,189,209
4.10%, 03/01/28	954	936,094
5.15%, 06/15/29	360	363,588
2.88%, 09/15/29	550	503,350
4.75%, 02/15/30	355	351,988
2.25%, 05/15/30	926	808,101
2.55%, 03/15/31	842	729,273
4.95%, 11/01/31	700	690,511
4.10%, 05/15/32	458	426,104
5.50%, 10/15/32(a)	600	608,330
4.75%, 02/15/33	700	673,936
5.38%, 06/15/34	884	879,808
5.20%, 02/15/35(a)	590	577,943
HCA, Inc.
5.88%, 02/15/26	980	984,614
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.25%, 06/15/26	$829	$ 831,507
5.38%, 09/01/26	824	827,733
4.50%, 02/15/27	784	777,703
3.13%, 03/15/27	834	804,526
5.20%, 06/01/28	653	656,664
5.63%, 09/01/28	980	994,816
5.88%, 02/01/29	600	613,834
3.38%, 03/15/29	326	304,140
4.13%, 06/15/29	1,648	1,580,714
3.50%, 09/01/30	2,116	1,933,956
5.45%, 04/01/31	1,286	1,292,143
2.38%, 07/15/31	709	593,078
3.63%, 03/15/32	1,305	1,163,056
5.50%, 06/01/33	980	973,373
5.60%, 04/01/34	1,072	1,062,717
5.45%, 09/15/34	919	899,162
Humana, Inc.
1.35%, 02/03/27	633	591,149
3.95%, 03/15/27	350	343,937
5.75%, 03/01/28	115	117,587
5.75%, 12/01/28	100	102,210
3.70%, 03/23/29	688	652,137
3.13%, 08/15/29(a)	413	378,971
4.88%, 04/01/30	290	285,678
5.38%, 04/15/31	730	728,571
2.15%, 02/03/32	684	552,121
5.88%, 03/01/33	500	506,432
5.95%, 03/15/34(a)	496	503,217
ICON Investments Six DAC
5.81%, 05/08/27	950	966,660
5.85%, 05/08/29	500	510,740
6.00%, 05/08/34	400	404,138
IQVIA, Inc.
5.70%, 05/15/28	350	355,406
6.25%, 02/01/29	885	917,070
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	659,283
Laboratory Corp. of America Holdings
1.55%, 06/01/26	326	313,006
3.60%, 09/01/27	413	402,161
2.95%, 12/01/29	400	364,088
4.35%, 04/01/30	375	363,722
2.70%, 06/01/31	656	567,401
4.55%, 04/01/32	375	358,485
4.80%, 10/01/34	575	545,210
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	300	300,662
Series 19A, 2.53%, 10/01/29(a)	743	668,926
Quest Diagnostics, Inc.
3.45%, 06/01/26	250	246,176
4.60%, 12/15/27(a)	165	164,681
4.20%, 06/30/29	363	352,829
4.63%, 12/15/29	475	469,312
2.95%, 06/30/30	950	857,317
2.80%, 06/30/31	329	287,827
6.40%, 11/30/33	500	536,915
5.00%, 12/15/34	533	516,509
SSM Health Care Corp., 4.89%, 06/01/28	250	250,055
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	232,144
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	517	449,949
UnitedHealth Group, Inc.
3.10%, 03/15/26	851	838,812
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
1.15%, 05/15/26(a)	$824	$ 789,918
4.75%, 07/15/26	325	326,488
3.45%, 01/15/27	413	405,156
3.38%, 04/15/27	527	514,027
4.60%, 04/15/27	320	320,546
3.70%, 05/15/27	400	392,394
2.95%, 10/15/27	808	774,519
5.25%, 02/15/28(a)	625	635,874
3.85%, 06/15/28	829	807,648
3.88%, 12/15/28	500	485,848
4.25%, 01/15/29	1,064	1,044,724
4.70%, 04/15/29	295	294,109
4.00%, 05/15/29	750	726,785
2.88%, 08/15/29(a)	716	661,080
4.80%, 01/15/30	1,075	1,073,368
5.30%, 02/15/30	800	815,191
2.00%, 05/15/30	736	636,624
4.90%, 04/15/31	575	573,097
2.30%, 05/15/31	948	809,994
4.95%, 01/15/32	1,264	1,252,458
4.20%, 05/15/32	950	898,362
5.35%, 02/15/33	1,308	1,317,507
4.50%, 04/15/33	1,224	1,162,958
5.00%, 04/15/34	775	758,298
5.15%, 07/15/34	1,500	1,482,898
Universal Health Services, Inc.
1.65%, 09/01/26	383	363,892
4.63%, 10/15/29	325	314,094
2.65%, 10/15/30	550	473,718
2.65%, 01/15/32	195	160,505
5.05%, 10/15/34(a)	340	317,064
UPMC, 5.04%, 05/15/33	614	603,307
		87,590,677
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	233	229,590
3.95%, 01/15/28	276	269,099
4.50%, 07/30/29	300	292,901
2.75%, 12/15/29	286	257,388
4.70%, 07/01/30	294	287,187
4.90%, 12/15/30(a)	450	444,253
3.38%, 08/15/31	679	610,645
2.00%, 05/18/32	600	480,180
1.88%, 02/01/33	683	526,751
2.95%, 03/15/34	522	429,023
DOC DR LLC
4.30%, 03/15/27	290	287,053
3.95%, 01/15/28(a)	254	247,193
2.63%, 11/01/31	413	350,939
Healthcare Realty Holdings LP
3.50%, 08/01/26(a)	400	391,655
3.75%, 07/01/27	312	303,173
3.10%, 02/15/30	579	520,403
2.00%, 03/15/31	500	412,593
Healthpeak OP LLC
3.25%, 07/15/26	400	391,682
1.35%, 02/01/27	513	479,855
2.13%, 12/01/28	350	316,206
3.50%, 07/15/29	531	497,669
3.00%, 01/15/30(a)	438	398,257
2.88%, 01/15/31	400	353,610

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Healthpeak OP LLC (continued)
5.25%, 12/15/32	$430	$ 427,510
National Health Investors, Inc., 3.00%, 02/01/31	250	214,645
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	425	420,699
4.75%, 01/15/28	413	409,650
3.63%, 10/01/29	356	329,840
3.38%, 02/01/31	582	518,147
3.25%, 04/15/33	400	336,304
Sabra Health Care LP
5.13%, 08/15/26	350	350,283
3.90%, 10/15/29	129	121,097
3.20%, 12/01/31	513	439,553
Ventas Realty LP
3.25%, 10/15/26	413	402,673
3.85%, 04/01/27	268	262,255
4.00%, 03/01/28	575	560,959
4.40%, 01/15/29	500	487,786
3.00%, 01/15/30(a)	575	521,720
4.75%, 11/15/30	179	175,161
2.50%, 09/01/31	421	356,941
5.63%, 07/01/34(a)	175	176,176
5.00%, 01/15/35(a)	375	358,879
Welltower OP LLC
4.25%, 04/01/26	578	575,795
2.70%, 02/15/27	380	365,746
4.25%, 04/15/28	400	392,905
2.05%, 01/15/29	412	369,441
4.13%, 03/15/29	229	222,150
3.10%, 01/15/30	607	556,013
2.75%, 01/15/31	495	435,272
2.80%, 06/01/31	570	498,177
2.75%, 01/15/32	413	352,861
3.85%, 06/15/32	231	211,583
		19,627,526
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	260,989
3.70%, 01/15/31	300	271,804
5.85%, 08/01/34(a)	400	398,173
Darden Restaurants, Inc.
3.85%, 05/01/27	250	245,178
4.35%, 10/15/27	200	197,844
4.55%, 10/15/29	200	195,587
6.30%, 10/10/33	450	472,372
Hyatt Hotels Corp.
5.75%, 01/30/27	676	687,127
4.38%, 09/15/28	229	223,766
5.25%, 06/30/29	685	687,166
5.75%, 04/23/30	413	422,662
5.38%, 12/15/31	260	259,147
5.50%, 06/30/34	150	148,344
Las Vegas Sands Corp.
3.50%, 08/18/26	578	564,014
5.90%, 06/01/27	421	426,577
3.90%, 08/08/29	500	465,405
6.00%, 08/15/29	545	552,235
6.20%, 08/15/34	385	386,558
Marriott International, Inc.
5.45%, 09/15/26	355	359,086
5.00%, 10/15/27	634	638,733
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
5.55%, 10/15/28	$542	$ 553,607
4.90%, 04/15/29	490	489,620
4.88%, 05/15/29	394	393,279
4.80%, 03/15/30	418	413,597
5.30%, 05/15/34	630	624,323
Series AA, 4.65%, 12/01/28	250	248,172
Series FF, 4.63%, 06/15/30	829	812,352
Series GG, 3.50%, 10/15/32	776	684,264
Series HH, 2.85%, 04/15/31	852	749,270
Series II, 2.75%, 10/15/33(a)	444	363,862
Series R, 3.13%, 06/15/26	551	539,705
Series X, 4.00%, 04/15/28	331	322,974
McDonald’s Corp.
3.50%, 03/01/27	548	536,285
3.50%, 07/01/27	628	612,374
3.80%, 04/01/28	677	660,042
4.80%, 08/14/28(a)	450	452,752
5.00%, 05/17/29(a)	200	201,911
2.63%, 09/01/29(a)	673	614,943
2.13%, 03/01/30	450	394,916
3.60%, 07/01/30	574	539,813
4.60%, 09/09/32	400	389,818
4.95%, 08/14/33(a)	375	371,794
5.20%, 05/17/34(a)	400	403,930
Sands China Ltd.
2.30%, 03/08/27	400	375,963
5.40%, 08/08/28	1,250	1,247,042
2.85%, 03/08/29	400	359,171
4.38%, 06/18/30	400	373,523
3.25%, 08/08/31	400	344,013
Starbucks Corp.
4.75%, 02/15/26	516	517,313
2.45%, 06/15/26	258	250,786
4.85%, 02/08/27	610	612,748
2.00%, 03/12/27	500	473,791
3.50%, 03/01/28	350	338,413
4.00%, 11/15/28	413	402,029
3.55%, 08/15/29	610	579,169
2.25%, 03/12/30	457	401,628
2.55%, 11/15/30	860	756,693
4.90%, 02/15/31	400	400,423
3.00%, 02/14/32	628	550,975
4.80%, 02/15/33	300	293,846
5.00%, 02/15/34	400	393,555
		27,907,451
Household Durables — 0.2%
D.R. Horton, Inc.
1.30%, 10/15/26	241	227,787
1.40%, 10/15/27	379	347,672
5.00%, 10/15/34	450	435,546
Leggett & Platt, Inc.(a)
3.50%, 11/15/27	250	237,839
4.40%, 03/15/29	279	264,453
Lennar Corp.
5.25%, 06/01/26	306	307,193
5.00%, 06/15/27	468	469,375
4.75%, 11/29/27	309	308,344
MDC Holdings, Inc.
3.85%, 01/15/30(a)	200	188,306
2.50%, 01/15/31	130	112,204
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
NVR, Inc., 3.00%, 05/15/30	$500	$ 450,657
PulteGroup, Inc.
5.00%, 01/15/27	500	501,737
7.88%, 06/15/32(a)	200	228,752
6.38%, 05/15/33	100	105,261
Toll Brothers Finance Corp.
4.88%, 03/15/27	225	224,905
4.35%, 02/15/28	225	220,844
3.80%, 11/01/29	225	212,237
Whirlpool Corp.
4.75%, 02/26/29(a)	1,000	981,532
2.40%, 05/15/31	159	131,447
4.70%, 05/14/32(a)	130	120,971
5.50%, 03/01/33(a)	150	145,515
5.75%, 03/01/34(a)	175	170,234
		6,392,811
Household Products — 0.1%
Avery Dennison Corp.
4.88%, 12/06/28	350	349,422
2.65%, 04/30/30	350	311,752
2.25%, 02/15/32	363	297,742
5.75%, 03/15/33	270	276,707
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	242,129
2.30%, 12/15/31	129	108,493
5.60%, 11/15/32	318	328,340
Clorox Co.
3.10%, 10/01/27	249	239,256
3.90%, 05/15/28	264	257,255
4.40%, 05/01/29(a)	500	491,822
1.80%, 05/15/30	250	213,696
4.60%, 05/01/32	250	242,993
Kimberly-Clark Corp.
2.75%, 02/15/26	277	272,188
1.05%, 09/15/27	350	320,784
3.95%, 11/01/28	400	391,814
3.20%, 04/25/29	350	330,676
3.10%, 03/26/30	400	370,106
2.00%, 11/02/31(a)	225	190,348
4.50%, 02/16/33	244	237,484
		5,473,007
Industrial Conglomerates — 0.4%
3M Co.
2.25%, 09/19/26(a)	400	385,453
2.88%, 10/15/27(a)	554	529,998
3.63%, 09/14/28	496	480,283
3.38%, 03/01/29	551	521,907
2.38%, 08/26/29(a)	816	735,904
3.05%, 04/15/30	350	322,301
Carlisle Cos., Inc.
3.75%, 12/01/27	400	389,265
2.75%, 03/01/30	599	539,650
2.20%, 03/01/32(a)	225	185,036
Eaton Corp.
3.10%, 09/15/27	572	552,217
4.35%, 05/18/28	342	339,437
4.00%, 11/02/32	324	302,185
4.15%, 03/15/33	978	919,808
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	639,233
Parker-Hannifin Corp.
3.25%, 03/01/27	582	566,842
Security	Par (000)	Value
Industrial Conglomerates (continued)
Parker-Hannifin Corp. (continued)
4.25%, 09/15/27	$814	$ 806,353
3.25%, 06/14/29	859	805,574
4.50%, 09/15/29(a)	832	823,020
4.20%, 11/21/34(a)	422	389,543
Pentair Finance SARL
4.50%, 07/01/29	256	250,178
5.90%, 07/15/32	322	330,664
Teledyne Technologies, Inc.
1.60%, 04/01/26	302	291,384
2.25%, 04/01/28	602	556,193
2.75%, 04/01/31(a)	829	726,777
Textron, Inc.
4.00%, 03/15/26	262	259,710
3.65%, 03/15/27	262	255,630
3.90%, 09/17/29	200	190,611
3.00%, 06/01/30	829	746,783
2.45%, 03/15/31	177	151,271
6.10%, 11/15/33	210	219,301
		14,212,511
Insurance — 2.1%
Aegon Ltd., (6-mo. SOFR + 3.97%), 5.50%, 04/11/48(b)	500	494,988
Aflac, Inc.
1.13%, 03/15/26	129	124,152
2.88%, 10/15/26	202	196,223
3.60%, 04/01/30(a)	716	674,295
Alleghany Corp., 3.63%, 05/15/30	405	381,640
Allstate Corp.
3.28%, 12/15/26	620	605,014
5.05%, 06/24/29	250	251,371
1.45%, 12/15/30	393	321,565
5.25%, 03/30/33(a)	600	597,225
American International Group, Inc.
4.20%, 04/01/28	262	256,847
3.40%, 06/30/30	252	232,695
5.13%, 03/27/33	590	584,276
American National Group, Inc.
5.00%, 06/15/27	200	198,828
5.75%, 10/01/29	450	450,648
Aon Corp.
4.50%, 12/15/28	129	127,324
3.75%, 05/02/29	575	548,396
2.80%, 05/15/30	745	667,603
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	431,593
2.05%, 08/23/31	295	245,363
2.60%, 12/02/31	286	243,738
5.00%, 09/12/32	600	590,982
5.35%, 02/28/33	400	399,808
Aon North America, Inc.
5.13%, 03/01/27	390	393,220
5.15%, 03/01/29	789	794,125
5.30%, 03/01/31(a)	478	481,597
5.45%, 03/01/34	1,302	1,306,966
Arch Capital Finance LLC, 4.01%, 12/15/26	229	226,281
Arch Capital Group Ltd., 7.35%, 05/01/34	200	225,405
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	383,840
4.85%, 12/15/29	515	511,190
2.40%, 11/09/31	285	239,618
5.00%, 02/15/32	215	211,250

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co. (continued)
5.50%, 03/02/33(a)	$235	$ 236,249
6.50%, 02/15/34	275	294,536
5.45%, 07/15/34	350	348,659
5.15%, 02/15/35	275	267,439
Assurant, Inc.
3.70%, 02/22/30	150	139,538
2.65%, 01/15/32	143	119,119
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	250	221,430
Athene Holding Ltd.
4.13%, 01/12/28	700	684,354
6.15%, 04/03/30	273	284,099
3.50%, 01/15/31	254	231,305
6.65%, 02/01/33(a)	200	211,148
5.88%, 01/15/34	400	404,492
(5-year CMT + 2.61%), 6.63%, 10/15/54(b)	400	399,157
AXA SA, 8.60%, 12/15/30	500	584,025
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	285,194
(5-year CMT + 3.19%), 4.90%, 01/15/40(a)(b)	280	261,979
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	194,970
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	537	515,528
1.85%, 03/12/30(a)	413	361,740
1.45%, 10/15/30(a)	537	452,420
2.88%, 03/15/32(a)	758	668,199
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,636	1,614,435
Brighthouse Financial, Inc.(a)
3.70%, 06/22/27	400	388,680
5.63%, 05/15/30	229	235,021
Brown & Brown, Inc.
4.50%, 03/15/29	268	262,777
2.38%, 03/15/31	495	417,133
4.20%, 03/17/32	458	423,033
5.65%, 06/11/34	300	299,422
Chubb INA Holdings LLC
3.35%, 05/03/26	1,011	996,837
4.65%, 08/15/29	450	447,287
1.38%, 09/15/30(a)	774	644,039
5.00%, 03/15/34	1,160	1,142,798
Cincinnati Financial Corp.
6.92%, 05/15/28	256	272,216
6.13%, 11/01/34	100	104,050
CNA Financial Corp.
4.50%, 03/01/26	288	287,114
3.45%, 08/15/27	266	257,540
3.90%, 05/01/29	413	395,193
2.05%, 08/15/30(a)	266	228,049
5.50%, 06/15/33(a)	400	402,171
5.13%, 02/15/34(a)	397	386,940
CNO Financial Group, Inc.
5.25%, 05/30/29(a)	300	298,124
6.45%, 06/15/34	450	464,599
Corebridge Financial, Inc.
3.65%, 04/05/27	891	868,623
3.85%, 04/05/29	925	882,562
3.90%, 04/05/32(a)	1,125	1,025,282
6.05%, 09/15/33(a)	250	258,180
5.75%, 01/15/34(a)	650	661,399
(5-year CMT + 3.85%), 6.88%, 12/15/52(a)(b)	600	617,587
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(b)	304	293,053
Security	Par (000)	Value
Insurance (continued)
Enstar Group Ltd.
4.95%, 06/01/29	$300	$ 294,762
3.10%, 09/01/31	273	232,780
Equitable Holdings, Inc.
4.35%, 04/20/28	829	816,511
5.59%, 01/11/33	284	287,053
Essent Group Ltd., 6.25%, 07/01/29	225	229,510
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	312,660
6.50%, 06/04/29	350	357,495
6.25%, 10/04/34	350	343,346
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	298,086
4.63%, 04/29/30	229	222,335
3.38%, 03/03/31(a)	300	268,090
5.63%, 08/16/32	500	504,946
6.00%, 12/07/33	450	461,701
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	251,679
3.40%, 06/15/30	355	323,184
2.45%, 03/15/31	328	278,367
First American Financial Corp.
4.00%, 05/15/30	430	401,229
2.40%, 08/15/31	442	365,629
5.45%, 09/30/34	225	216,035
Globe Life, Inc.
4.55%, 09/15/28(a)	350	346,901
2.15%, 08/15/30	129	109,739
4.80%, 06/15/32(a)	160	154,537
5.85%, 09/15/34(a)	175	176,164
Hanover Insurance Group, Inc.
4.50%, 04/15/26	242	240,796
2.50%, 09/01/30	413	356,795
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	377,910
Horace Mann Educators Corp., 7.25%, 09/15/28	50	53,310
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,148
3.13%, 11/23/31	279	238,783
5.67%, 06/08/32	350	351,012
Kemper Corp.
2.40%, 09/30/30	150	127,599
3.80%, 02/23/32(a)	226	199,079
Lincoln National Corp.
3.80%, 03/01/28	275	266,245
3.05%, 01/15/30(a)	254	230,196
3.40%, 01/15/31(a)	276	249,731
5.85%, 03/15/34	125	127,073
Loews Corp.
3.75%, 04/01/26	349	345,617
3.20%, 05/15/30(a)	349	321,875
Manulife Financial Corp.
4.15%, 03/04/26	715	711,684
2.48%, 05/19/27	179	170,528
3.70%, 03/16/32	373	341,568
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	403,230
Markel Group, Inc., 3.35%, 09/17/29	393	365,916
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	503	498,800
4.55%, 11/08/27	525	524,121
4.38%, 03/15/29	1,121	1,102,218
4.65%, 03/15/30	1,100	1,085,854
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
2.25%, 11/15/30	$560	$ 484,161
4.85%, 11/15/31	600	591,025
2.38%, 12/15/31(a)	250	210,428
5.75%, 11/01/32	374	386,478
5.88%, 08/01/33	300	313,737
5.40%, 09/15/33(a)	300	303,854
5.15%, 03/15/34	200	198,627
5.00%, 03/15/35	1,815	1,770,485
Mercury General Corp., 4.40%, 03/15/27(a)	50	48,543
MetLife, Inc.
4.55%, 03/23/30(a)	829	819,200
6.50%, 12/15/32(a)	400	435,641
5.38%, 07/15/33	712	719,849
6.38%, 06/15/34	652	700,684
5.30%, 12/15/34(a)	594	590,824
Munich Re America Corp., Series B, 7.45%, 12/15/26	254	266,665
NMI Holdings, Inc., 6.00%, 08/15/29	175	177,617
Old Republic International Corp.
3.88%, 08/26/26	250	246,494
5.75%, 03/28/34	200	200,799
PartnerRe Finance B LLC
3.70%, 07/02/29	600	570,202
(5-year CMT + 3.82%), 4.50%, 10/01/50(b)	354	325,715
Primerica, Inc., 2.80%, 11/19/31	424	361,775
Principal Financial Group, Inc.
3.10%, 11/15/26	129	125,497
3.70%, 05/15/29	289	275,603
2.13%, 06/15/30	229	197,850
5.38%, 03/15/33	200	200,393
Progressive Corp.
2.45%, 01/15/27	413	396,848
2.50%, 03/15/27	446	427,584
4.00%, 03/01/29	481	467,574
6.63%, 03/01/29	257	274,161
3.20%, 03/26/30	350	323,875
3.00%, 03/15/32	446	391,616
6.25%, 12/01/32	336	360,585
4.95%, 06/15/33	410	403,105
Prudential Financial, Inc.
1.50%, 03/10/26	179	173,409
3.88%, 03/27/28	577	562,753
2.10%, 03/10/30	253	223,145
5.75%, 07/15/33(a)	250	261,247
(3-mo. SOFR + 2.64%), 4.50%, 09/15/47(b)	450	434,725
(3-mo. SOFR + 2.93%), 5.70%, 09/15/48(b)	829	822,095
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	300	310,763
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	643	571,985
(5-year CMT + 3.16%), 5.13%, 03/01/52(a)(b)	613	577,195
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	966	961,378
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	823	753,869
3.63%, 03/24/32	273	247,868
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	375,944
3.15%, 06/15/30	350	317,229
6.00%, 09/15/33	200	205,377
5.75%, 09/15/34	450	453,770
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	282,445
5.75%, 06/05/33	490	492,043
SiriusPoint Ltd., 7.00%, 04/05/29	200	205,742
Security	Par (000)	Value
Insurance (continued)
Stewart Information Services Corp., 3.60%, 11/15/31	$230	$ 201,158
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	273,386
Trinity Acquisition PLC, 4.40%, 03/15/26	413	411,072
Unum Group, 4.00%, 06/15/29(a)	179	171,728
Willis North America, Inc.
4.65%, 06/15/27	631	627,808
4.50%, 09/15/28	505	497,461
2.95%, 09/15/29	450	410,162
5.35%, 05/15/33	460	457,031
		76,131,899
Interactive Media & Services — 0.4%
Meta Platforms, Inc.
3.50%, 08/15/27	1,802	1,765,413
4.60%, 05/15/28	940	942,897
4.30%, 08/15/29	620	612,506
4.80%, 05/15/30	602	606,953
4.55%, 08/15/31	625	616,856
3.85%, 08/15/32	1,956	1,822,184
4.95%, 05/15/33	1,040	1,042,441
4.75%, 08/15/34	2,133	2,083,307
Netflix, Inc.
4.38%, 11/15/26	700	698,984
4.88%, 04/15/28	1,214	1,220,500
5.88%, 11/15/28	1,500	1,557,008
6.38%, 05/15/29(a)	500	530,584
4.90%, 08/15/34	858	843,896
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	211,619
Weibo Corp., 3.38%, 07/08/30(a)	300	269,696
		14,824,844
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,828	1,767,622
4.88%, 05/26/30(c)	800	794,752
2.13%, 02/09/31	1,000	849,591
4.50%, 11/28/34(a)	400	371,581
Alphabet, Inc.
2.00%, 08/15/26	1,533	1,480,927
0.80%, 08/15/27	761	697,523
1.10%, 08/15/30(a)	1,726	1,440,198
Amazon.com, Inc.
1.00%, 05/12/26	2,013	1,933,107
3.30%, 04/13/27	1,584	1,548,218
1.20%, 06/03/27	1,065	991,044
3.15%, 08/22/27	2,557	2,479,558
4.55%, 12/01/27	1,464	1,471,805
1.65%, 05/12/28	1,643	1,503,458
3.45%, 04/13/29	702	674,658
4.65%, 12/01/29(a)	1,098	1,106,253
1.50%, 06/03/30	1,465	1,247,312
2.10%, 05/12/31	2,197	1,881,640
3.60%, 04/13/32	1,726	1,593,633
4.70%, 12/01/32	1,450	1,438,773
4.80%, 12/05/34	990	980,882
Baidu, Inc.
1.72%, 04/09/26	350	337,745
3.63%, 07/06/27(a)	400	390,515
4.38%, 03/29/28	350	344,644
3.43%, 04/07/30	300	278,413
2.38%, 10/09/30	200	174,072
2.38%, 08/23/31(a)	350	297,431

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Booking Holdings, Inc.
3.60%, 06/01/26	$699	$ 690,847
3.55%, 03/15/28	350	339,043
4.63%, 04/13/30	1,147	1,136,210
eBay, Inc.
1.40%, 05/10/26	325	312,125
3.60%, 06/05/27	613	598,570
5.95%, 11/22/27	200	206,311
2.70%, 03/11/30	685	616,157
2.60%, 05/10/31	518	450,006
6.30%, 11/22/32	278	295,115
Expedia Group, Inc.
5.00%, 02/15/26	413	413,821
4.63%, 08/01/27	500	497,804
3.80%, 02/15/28	620	601,722
3.25%, 02/15/30(a)	883	814,203
2.95%, 03/15/31	252	222,836
JD.com, Inc.(a)
3.88%, 04/29/26	200	197,571
3.38%, 01/14/30	478	444,897
Uber Technologies, Inc.
4.30%, 01/15/30	1,096	1,064,884
4.80%, 09/15/34	1,316	1,260,946
VeriSign, Inc.
4.75%, 07/15/27	279	277,904
2.70%, 06/15/31	394	339,197
		38,855,524
IT Services — 1.0%
Accenture Capital, Inc.
3.90%, 10/04/27	627	618,990
4.05%, 10/04/29	475	462,860
4.25%, 10/04/31	775	748,451
4.50%, 10/04/34	1,020	970,839
Amdocs Ltd., 2.54%, 06/15/30	400	350,407
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	335,313
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	197,056
2.90%, 12/01/29(a)	413	374,524
2.60%, 05/01/31	681	584,928
CGI, Inc.
1.45%, 09/14/26	329	312,373
2.30%, 09/14/31	213	178,044
DXC Technology Co.
1.80%, 09/15/26	384	364,643
2.38%, 09/15/28(a)	329	298,204
Fidelity National Information Services, Inc.
1.15%, 03/01/26	900	866,950
1.65%, 03/01/28(a)	562	510,884
3.75%, 05/21/29	334	317,272
2.25%, 03/01/31(a)	588	500,603
5.10%, 07/15/32	628	623,357
Fiserv, Inc.
3.20%, 07/01/26	1,694	1,659,404
5.15%, 03/15/27	599	604,215
2.25%, 06/01/27	699	661,813
5.45%, 03/02/28	764	776,991
5.38%, 08/21/28	594	603,195
4.20%, 10/01/28	829	809,497
3.50%, 07/01/29	2,042	1,920,404
4.75%, 03/15/30	325	321,216
2.65%, 06/01/30	699	620,066
Security	Par (000)	Value
IT Services (continued)
Fiserv, Inc. (continued)
5.35%, 03/15/31	$275	$ 278,679
5.60%, 03/02/33	630	638,401
5.63%, 08/21/33(a)	1,124	1,143,230
5.45%, 03/15/34	525	524,857
5.15%, 08/12/34	779	762,510
Fortinet, Inc.
1.00%, 03/15/26	274	263,316
2.20%, 03/15/31	183	155,545
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	256,423
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	400	400,516
4.60%, 02/05/27	400	400,749
4.60%, 02/05/29(a)	400	397,757
4.75%, 02/05/31	400	396,042
4.90%, 02/05/34	600	583,627
International Business Machines Corp.
4.50%, 02/06/26	600	599,640
3.45%, 02/19/26	700	692,236
3.30%, 05/15/26	1,893	1,862,500
3.30%, 01/27/27	655	639,313
2.20%, 02/09/27	400	381,429
1.70%, 05/15/27	881	825,514
4.15%, 07/27/27	400	395,719
6.22%, 08/01/27(a)	250	259,252
4.50%, 02/06/28(a)	600	598,662
3.50%, 05/15/29	2,019	1,917,456
1.95%, 05/15/30	759	655,069
2.72%, 02/09/32(a)	250	216,175
4.40%, 07/27/32(a)	950	909,573
5.88%, 11/29/32(a)	414	436,015
4.75%, 02/06/33	900	880,516
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	286,123
2.70%, 10/15/28	200	183,812
3.15%, 10/15/31(a)	560	488,151
6.35%, 02/20/34(a)	260	270,734
Leidos, Inc.
4.38%, 05/15/30	500	479,517
2.30%, 02/15/31	620	524,331
5.75%, 03/15/33	350	355,996
		36,651,884
Leisure Products — 0.1%
Brunswick Corp.(a)
2.40%, 08/18/31	444	364,808
4.40%, 09/15/32	265	241,692
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	254,325
Hasbro, Inc.
3.55%, 11/19/26	1,775	1,736,922
3.50%, 09/15/27(a)	163	157,339
3.90%, 11/19/29	503	473,995
6.05%, 05/14/34	275	277,602
Polaris, Inc., 6.95%, 03/15/29(a)	254	266,703
		3,773,386
Machinery — 1.2%
AGCO Corp.
5.45%, 03/21/27	300	303,274
5.80%, 03/21/34(a)	400	400,800
Caterpillar Financial Services Corp.
5.05%, 02/27/26(a)	325	327,287
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp. (continued)
0.90%, 03/02/26	$448	$ 431,528
4.35%, 05/15/26	856	856,010
1.15%, 09/14/26	339	321,898
4.45%, 10/16/26	501	501,294
4.50%, 01/07/27(a)	175	175,453
1.70%, 01/08/27	413	391,975
4.50%, 01/08/27	200	200,478
5.00%, 05/14/27	599	605,874
3.60%, 08/12/27	400	391,804
1.10%, 09/14/27	400	368,536
4.40%, 10/15/27	550	547,965
4.60%, 11/15/27	634	635,505
4.85%, 02/27/29	275	277,157
4.38%, 08/16/29(a)	550	543,012
4.70%, 11/15/29	775	774,170
4.80%, 01/08/30	175	175,624
Caterpillar, Inc.
2.60%, 09/19/29	298	272,446
2.60%, 04/09/30	613	554,670
1.90%, 03/12/31(a)	339	289,754
CNH Industrial Capital LLC
1.45%, 07/15/26	410	391,099
4.50%, 10/08/27	343	340,413
4.55%, 04/10/28	700	692,447
5.50%, 01/12/29	200	203,417
5.10%, 04/20/29	275	276,138
CNH Industrial NV, 3.85%, 11/15/27(a)	350	341,415
Deere & Co.
5.38%, 10/16/29	308	318,198
3.10%, 04/15/30	413	381,547
5.45%, 01/16/35	475	484,873
Dover Corp., 2.95%, 11/04/29	110	100,802
Flowserve Corp.
3.50%, 10/01/30	250	228,329
2.80%, 01/15/32	280	237,988
IDEX Corp.
4.95%, 09/01/29	350	349,406
3.00%, 05/01/30	400	362,018
2.63%, 06/15/31	399	343,223
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	592,691
5.40%, 08/14/28	374	380,480
5.18%, 06/15/29	561	566,087
5.31%, 06/15/31	374	377,719
5.70%, 08/14/33	590	603,726
5.45%, 06/15/34(a)	627	629,039
John Deere Capital Corp.
5.05%, 03/03/26	300	302,058
4.95%, 03/06/26(a)	225	226,289
4.75%, 06/08/26	260	261,197
2.65%, 06/10/26	500	489,060
1.05%, 06/17/26	209	199,744
5.15%, 09/08/26	450	455,146
2.25%, 09/14/26	413	398,833
1.30%, 10/13/26	425	403,723
4.50%, 01/08/27(a)	587	588,716
1.70%, 01/11/27	193	183,217
4.85%, 03/05/27	225	226,688
2.35%, 03/08/27	307	293,862
1.75%, 03/09/27	341	322,173
4.90%, 06/11/27	400	403,399
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
4.20%, 07/15/27	$646	$ 642,205
2.80%, 09/08/27	307	294,618
4.15%, 09/15/27	950	941,618
3.05%, 01/06/28	225	216,319
4.65%, 01/07/28(a)	225	226,236
4.75%, 01/20/28(a)	600	604,898
4.90%, 03/03/28	450	454,197
1.50%, 03/06/28	163	148,834
4.95%, 07/14/28(a)	1,228	1,243,261
4.50%, 01/16/29	606	601,844
3.45%, 03/07/29	369	351,709
3.35%, 04/18/29	279	265,520
4.85%, 06/11/29	665	668,579
2.80%, 07/18/29(a)	520	481,868
4.85%, 10/11/29(a)	600	604,889
2.45%, 01/09/30(a)	225	202,946
4.70%, 06/10/30	615	613,549
1.45%, 01/15/31	745	618,271
4.90%, 03/07/31	580	581,452
2.00%, 06/17/31	259	218,331
4.40%, 09/08/31	968	940,025
3.90%, 06/07/32	341	317,655
4.35%, 09/15/32	450	432,618
5.10%, 04/11/34	625	624,020
5.05%, 06/12/34	600	597,197
4.50%, 01/08/27	225	225,533
Series I, 5.15%, 09/08/33	570	573,692
Kennametal, Inc.
4.63%, 06/15/28	200	197,968
2.80%, 03/01/31	200	172,836
Nordson Corp.
5.60%, 09/15/28	85	87,006
4.50%, 12/15/29	375	365,288
5.80%, 09/15/33	275	283,152
nVent Finance SARL
4.55%, 04/15/28	254	250,829
2.75%, 11/15/31	120	100,661
5.65%, 05/15/33	274	272,760
Oshkosh Corp., 3.10%, 03/01/30	50	45,865
Otis Worldwide Corp.
2.29%, 04/05/27	340	323,152
5.25%, 08/16/28	510	517,117
2.57%, 02/15/30	1,005	896,999
5.13%, 11/19/31	437	437,143
Rockwell Automation, Inc.
3.50%, 03/01/29	288	274,619
1.75%, 08/15/31	159	130,761
Stanley Black & Decker, Inc.
3.40%, 03/01/26	278	274,293
6.00%, 03/06/28	244	252,626
4.25%, 11/15/28	179	175,219
2.30%, 03/15/30	679	592,421
3.00%, 05/15/32	258	221,454
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	390,809
4.70%, 09/15/28	813	806,091
5.61%, 03/11/34	412	416,922
Xylem, Inc.
3.25%, 11/01/26(a)	300	292,912

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Xylem, Inc. (continued)
1.95%, 01/30/28	$350	$ 322,693
Xylem, Inc./New York, 2.25%, 01/30/31(a)	350	300,521
		44,395,675
Marine Transportation — 0.0%
Kirby Corp., 4.20%, 03/01/28	250	243,654
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	1,055	1,075,595
3.75%, 02/15/28	1,113	1,066,448
4.20%, 03/15/28	810	785,498
2.25%, 01/15/29	849	753,120
5.05%, 03/30/29(a)	829	814,113
6.10%, 06/01/29	954	976,216
2.80%, 04/01/31	1,037	879,362
2.30%, 02/01/32	647	512,424
4.40%, 04/01/33	550	491,769
6.65%, 02/01/34	750	771,843
6.55%, 06/01/34	954	976,163
Comcast Corp.
3.15%, 03/01/26	1,450	1,429,712
2.35%, 01/15/27	752	720,957
3.30%, 02/01/27	829	809,729
3.30%, 04/01/27	309	300,653
5.35%, 11/15/27	825	841,220
3.15%, 02/15/28	1,036	990,788
3.55%, 05/01/28	829	799,104
4.15%, 10/15/28	3,051	2,988,960
4.55%, 01/15/29	440	436,229
5.10%, 06/01/29	600	607,990
2.65%, 02/01/30	1,310	1,179,054
3.40%, 04/01/30	1,336	1,242,310
4.25%, 10/15/30	1,005	971,342
1.95%, 01/15/31	1,005	845,802
1.50%, 02/15/31	1,460	1,194,942
5.50%, 11/15/32	650	662,774
4.25%, 01/15/33	1,150	1,072,633
4.65%, 02/15/33	890	856,551
7.05%, 03/15/33	500	556,868
4.80%, 05/15/33	640	619,318
5.30%, 06/01/34(a)	1,132	1,128,162
4.20%, 08/15/34(a)	888	813,863
Discovery Communications LLC
4.90%, 03/11/26	272	271,605
3.95%, 03/20/28	962	917,318
4.13%, 05/15/29	600	561,453
3.63%, 05/15/30	850	759,700
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	134,694
3.45%, 03/01/32	230	203,677
Fox Corp.
4.71%, 01/25/29	1,527	1,512,888
3.50%, 04/08/30	350	325,437
6.50%, 10/13/33	800	844,441
Grupo Televisa SAB, 8.50%, 03/11/32	150	163,245
Paramount Global
2.90%, 01/15/27	210	201,335
3.38%, 02/15/28(a)	413	391,222
3.70%, 06/01/28	413	391,798
4.20%, 06/01/29(a)	250	236,863
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
7.88%, 07/30/30	$350	$ 381,251
4.95%, 01/15/31	829	784,672
4.20%, 05/19/32	600	534,884
5.50%, 05/15/33	300	286,010
TCI Communications, Inc., 7.88%, 02/15/26	163	168,444
Thomson Reuters Corp., 3.35%, 05/15/26	384	377,848
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	650	737,151
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	580	571,927
1.85%, 07/30/26	829	797,243
2.95%, 06/15/27	620	599,751
7.00%, 03/01/32	550	613,424
Walt Disney Co.
3.38%, 11/15/26	143	140,361
3.70%, 03/23/27	250	246,081
2.20%, 01/13/28	829	778,062
2.00%, 09/01/29	1,475	1,313,455
3.80%, 03/22/30	829	794,751
2.65%, 01/13/31	1,786	1,587,048
6.55%, 03/15/33	252	277,056
6.20%, 12/15/34	688	746,636
		48,823,243
Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	417,602
3.75%, 10/01/30	478	431,743
ArcelorMittal SA
4.55%, 03/11/26	163	162,311
6.55%, 11/29/27	700	727,354
4.25%, 07/16/29	225	218,195
6.80%, 11/29/32(a)	666	710,100
6.00%, 06/17/34	300	304,106
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	720	722,529
6.42%, 03/01/26	261	266,078
5.25%, 09/08/26	600	606,579
4.75%, 02/28/28	806	807,024
5.10%, 09/08/28	504	509,753
5.25%, 09/08/30(a)	600	610,456
4.90%, 02/28/33	465	457,218
5.25%, 09/08/33	1,114	1,117,564
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	328,997
4.13%, 03/01/28	335	325,806
4.38%, 08/01/28	329	320,880
5.25%, 09/01/29(a)	429	430,243
4.25%, 03/01/30	329	316,043
4.63%, 08/01/30	398	386,508
5.40%, 11/14/34	500	492,834
Kinross Gold Corp.
4.50%, 07/15/27	256	252,780
6.25%, 07/15/33	270	280,209
Newmont Corp.
2.80%, 10/01/29	511	467,815
2.25%, 10/01/30	731	636,402
2.60%, 07/15/32(a)	550	467,156
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	634	640,241
3.25%, 05/13/30	358	330,591
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd. (continued)
5.35%, 03/15/34(a)	$634	$ 634,193
Nucor Corp.
4.30%, 05/23/27(a)	366	363,616
3.95%, 05/01/28	179	174,936
2.70%, 06/01/30	379	339,896
3.13%, 04/01/32	409	359,286
Reliance, Inc., 2.15%, 08/15/30	350	300,597
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	324,797
6.13%, 12/15/33	501	527,786
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	669,090
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	544	541,338
Steel Dynamics, Inc.
5.00%, 12/15/26(a)	161	161,108
1.65%, 10/15/27	413	381,530
3.45%, 04/15/30	350	324,802
3.25%, 01/15/31	413	373,794
5.38%, 08/15/34	300	297,728
Timken Co.
4.50%, 12/15/28	413	407,036
4.13%, 04/01/32	225	207,090
Vale Overseas Ltd.
3.75%, 07/08/30	1,029	950,107
6.13%, 06/12/33(a)	950	967,617
8.25%, 01/17/34	326	381,951
Yamana Gold, Inc., 2.63%, 08/15/31	250	209,868
		22,643,283
Office REITs — 0.3%
Boston Properties LP
3.65%, 02/01/26	474	467,753
2.75%, 10/01/26	450	434,287
6.75%, 12/01/27(a)	456	474,685
4.50%, 12/01/28	829	807,125
3.40%, 06/21/29	603	557,192
2.90%, 03/15/30(a)	397	352,530
3.25%, 01/30/31(a)	829	731,371
2.55%, 04/01/32	769	624,006
2.45%, 10/01/33	507	390,421
6.50%, 01/15/34(a)	587	613,620
5.75%, 01/15/35	600	587,854
COPT Defense Properties LP
2.00%, 01/15/29	130	115,420
2.75%, 04/15/31	429	370,168
2.90%, 12/01/33	250	201,054
Cousins Properties LP
5.38%, 02/15/32	185	182,103
5.88%, 10/01/34	300	301,688
Highwoods Realty LP
4.13%, 03/15/28	163	157,195
3.05%, 02/15/30	413	364,446
7.65%, 02/01/34	200	221,482
Kilroy Realty LP
4.75%, 12/15/28	300	292,554
4.25%, 08/15/29	460	432,832
3.05%, 02/15/30	329	288,512
2.50%, 11/15/32	234	180,741
2.65%, 11/15/33	300	228,804
Security	Par (000)	Value
Office REITs (continued)
Piedmont Operating Partnership LP
9.25%, 07/20/28(a)	$306	$ 336,248
6.88%, 07/15/29	150	153,944
3.15%, 08/15/30	413	354,456
		10,222,491
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.(c)
4.25%, 01/15/30	296	278,133
6.10%, 02/15/35	175	174,240
Boardwalk Pipelines LP
5.95%, 06/01/26	400	404,868
4.45%, 07/15/27	189	186,965
4.80%, 05/03/29(a)	413	408,761
3.40%, 02/15/31	350	313,203
3.60%, 09/01/32	400	351,180
5.63%, 08/01/34	500	496,732
BP Capital Markets America, Inc.
3.41%, 02/11/26	742	734,272
3.12%, 05/04/26	741	728,750
3.02%, 01/16/27	373	362,362
3.54%, 04/06/27	179	175,223
3.59%, 04/14/27	456	446,370
5.02%, 11/17/27	630	637,079
3.94%, 09/21/28	730	710,268
4.23%, 11/06/28	1,461	1,434,785
4.70%, 04/10/29	1,000	995,914
4.97%, 10/17/29	500	503,205
4.87%, 11/25/29	475	475,390
3.63%, 04/06/30	829	780,227
1.75%, 08/10/30	625	530,559
2.72%, 01/12/32(a)	1,263	1,086,407
4.81%, 02/13/33	1,450	1,405,739
4.89%, 09/11/33	1,161	1,124,531
4.99%, 04/10/34	650	632,895
5.23%, 11/17/34	1,325	1,306,134
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,076,796
3.72%, 11/28/28	829	799,187
Burlington Resources LLC, 7.20%, 08/15/31	250	279,094
Canadian Natural Resources Ltd.
3.85%, 06/01/27	925	905,779
5.00%, 12/15/29(c)	623	615,932
2.95%, 07/15/30	413	368,794
7.20%, 01/15/32	350	381,907
6.45%, 06/30/33	259	271,583
5.40%, 12/15/34(c)	623	602,708
Cenovus Energy, Inc.
4.25%, 04/15/27	280	276,080
2.65%, 01/15/32	320	266,525
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	910,242
3.70%, 11/15/29	763	716,960
Cheniere Energy Partners LP
4.50%, 10/01/29	890	863,549
4.00%, 03/01/31	1,000	927,628
3.25%, 01/31/32	826	716,219
5.95%, 06/30/33	930	950,505
5.75%, 08/15/34	952	956,965
Cheniere Energy, Inc.
4.63%, 10/15/28	1,198	1,175,627

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. (continued)
5.65%, 04/15/34	$1,212	$ 1,210,065
Chevron Corp.
2.95%, 05/16/26	1,796	1,765,435
2.00%, 05/11/27	798	757,280
2.24%, 05/11/30	697	614,946
Chevron USA, Inc.
1.02%, 08/12/27	541	497,600
3.85%, 01/15/28	501	494,623
3.25%, 10/15/29	350	329,656
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,299,013
ConocoPhillips, 5.90%, 10/15/32	250	262,209
ConocoPhillips Co.
6.95%, 04/15/29	372	402,284
4.70%, 01/15/30	825	817,895
4.85%, 01/15/32	450	442,535
5.05%, 09/15/33(a)	622	613,827
5.00%, 01/15/35	875	849,598
Continental Resources, Inc., 4.38%, 01/15/28	579	565,383
Coterra Energy, Inc.
3.90%, 05/15/27	400	391,485
4.38%, 03/15/29(a)	279	271,366
5.60%, 03/15/34	275	273,909
5.40%, 02/15/35	70	68,116
DCP Midstream Operating LP
5.63%, 07/15/27	200	203,110
5.13%, 05/15/29	502	501,946
8.13%, 08/16/30(a)	300	339,528
3.25%, 02/15/32	160	137,449
Devon Energy Corp.
5.25%, 10/15/27	200	200,215
5.88%, 06/15/28	538	539,771
4.50%, 01/15/30(a)	288	280,038
7.88%, 09/30/31	450	507,691
7.95%, 04/15/32	284	320,611
5.20%, 09/15/34	850	806,353
Diamondback Energy, Inc.
3.25%, 12/01/26	500	487,278
5.20%, 04/18/27	718	725,066
3.50%, 12/01/29	829	774,573
5.15%, 01/30/30	718	720,627
3.13%, 03/24/31	470	419,783
6.25%, 03/15/33	720	750,634
5.40%, 04/18/34	790	779,005
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	225	228,798
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	163,967
Enbridge, Inc.
1.60%, 10/04/26	381	361,827
5.90%, 11/15/26	405	412,734
4.25%, 12/01/26	829	822,118
5.25%, 04/05/27	225	227,395
3.70%, 07/15/27	829	809,607
6.00%, 11/15/28	570	589,838
5.30%, 04/05/29	680	686,066
3.13%, 11/15/29	760	697,956
6.20%, 11/15/30	571	599,191
5.70%, 03/08/33	1,570	1,590,536
2.50%, 08/01/33	760	610,594
5.63%, 04/05/34	1,485	1,488,432
Energy Transfer LP
3.90%, 07/15/26	350	345,816
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
6.05%, 12/01/26	$831	$ 848,951
4.40%, 03/15/27	500	495,858
4.20%, 04/15/27	507	500,615
5.50%, 06/01/27	650	658,209
4.00%, 10/01/27	300	293,582
5.55%, 02/15/28	762	775,682
4.95%, 05/15/28	675	675,214
4.95%, 06/15/28	831	831,161
6.10%, 12/01/28	90	93,409
5.25%, 04/15/29	1,143	1,148,876
5.25%, 07/01/29(a)	580	583,427
4.15%, 09/15/29	416	400,063
3.75%, 05/15/30	1,079	1,008,032
6.40%, 12/01/30	761	803,325
5.75%, 02/15/33	1,142	1,156,016
6.55%, 12/01/33	830	881,569
5.55%, 05/15/34	850	843,143
5.60%, 09/01/34(a)	800	796,200
Eni USA, Inc., 7.30%, 11/15/27	301	319,434
EnLink Midstream LLC
5.38%, 06/01/29(a)	270	271,371
5.65%, 09/01/34	350	349,374
EnLink Midstream Partners LP, 4.85%, 07/15/26	266	265,387
Enterprise Products Operating LLC
3.70%, 02/15/26	376	373,156
4.60%, 01/11/27	808	808,847
3.95%, 02/15/27	209	206,497
4.15%, 10/16/28	879	861,248
3.13%, 07/31/29(a)	1,010	941,673
2.80%, 01/31/30	711	645,793
5.35%, 01/31/33	600	606,441
4.85%, 01/31/34(a)	808	782,818
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(b)	650	634,260
Series D, 6.88%, 03/01/33	400	441,772
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	607,884
EOG Resources, Inc., 4.38%, 04/15/30	535	521,377
EQT Corp.
3.90%, 10/01/27	660	642,440
5.70%, 04/01/28	313	318,813
5.00%, 01/15/29	230	228,523
7.00%, 02/01/30(a)	771	823,060
5.75%, 02/01/34(a)	475	475,511
Equinor ASA
3.63%, 09/10/28	600	580,397
3.13%, 04/06/30	829	765,827
2.38%, 05/22/30	829	735,270
Expand Energy Corp.
5.38%, 02/01/29	396	391,578
5.38%, 03/15/30	800	785,259
4.75%, 02/01/32	670	625,203
5.70%, 01/15/35	510	501,844
Exxon Mobil Corp.
3.04%, 03/01/26	1,812	1,786,391
2.28%, 08/16/26	813	787,712
3.29%, 03/19/27	660	647,489
2.44%, 08/16/29(a)	1,059	969,101
3.48%, 03/19/30	1,195	1,129,481
2.61%, 10/15/30	1,626	1,450,490
Helmerich & Payne, Inc.(a)
4.65%, 12/01/27(c)	600	593,990
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Helmerich & Payne, Inc.(a) (continued)
4.85%, 12/01/29(c)	$200	$ 194,340
2.90%, 09/29/31	350	293,828
5.50%, 12/01/34(c)	370	350,097
Hess Corp.
4.30%, 04/01/27	657	650,408
7.88%, 10/01/29	350	388,922
7.30%, 08/15/31	533	593,289
7.13%, 03/15/33	450	498,994
HF Sinclair Corp.
6.38%, 04/15/27	166	168,384
5.00%, 02/01/28	292	289,992
4.50%, 10/01/30	200	189,006
5.75%, 01/15/31	175	175,126
6.25%, 01/15/35	525	524,587
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	300	333,181
Kinder Morgan, Inc.
1.75%, 11/15/26	215	204,315
4.30%, 03/01/28(a)	937	922,484
5.00%, 02/01/29	710	709,152
5.10%, 08/01/29	375	375,411
2.00%, 02/15/31	623	523,594
7.80%, 08/01/31	350	395,474
7.75%, 01/15/32	829	940,364
4.80%, 02/01/33	562	535,921
5.20%, 06/01/33	1,212	1,183,456
5.40%, 02/01/34	808	796,086
5.30%, 12/01/34	602	584,613
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,035
3.80%, 04/01/28	479	464,410
MPLX LP
1.75%, 03/01/26	1,134	1,098,273
4.13%, 03/01/27	829	817,435
4.25%, 12/01/27	609	599,956
4.00%, 03/15/28	829	806,642
4.80%, 02/15/29	500	496,497
2.65%, 08/15/30	1,135	998,416
4.95%, 09/01/32	756	733,399
5.00%, 03/01/33	705	680,814
5.50%, 06/01/34	1,050	1,037,297
Northwest Pipeline LLC, 4.00%, 04/01/27	368	361,778
Occidental Petroleum Corp.
5.55%, 03/15/26	680	683,345
8.50%, 07/15/27	356	379,596
5.00%, 08/01/27	525	525,609
6.38%, 09/01/28(a)	468	484,963
5.20%, 08/01/29	920	915,551
8.88%, 07/15/30	600	687,050
6.63%, 09/01/30	1,054	1,104,093
6.13%, 01/01/31	832	853,577
7.50%, 05/01/31	500	547,808
7.88%, 09/15/31	352	390,405
5.38%, 01/01/32	740	725,935
5.55%, 10/01/34(a)	780	759,010
ONEOK, Inc.
5.00%, 03/01/26	350	350,760
5.55%, 11/01/26	500	505,894
4.00%, 07/13/27	250	245,518
4.25%, 09/24/27	750	739,669
4.55%, 07/15/28	413	408,055
5.65%, 11/01/28	500	510,907
4.35%, 03/15/29	829	807,344
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
3.40%, 09/01/29	$589	$ 548,698
3.10%, 03/15/30	400	363,032
3.25%, 06/01/30	225	204,676
5.80%, 11/01/30	425	437,852
6.35%, 01/15/31	495	520,065
4.75%, 10/15/31	1,008	975,410
6.10%, 11/15/32	620	642,583
6.05%, 09/01/33	1,000	1,028,276
5.05%, 11/01/34	1,100	1,052,960
Ovintiv, Inc.
5.65%, 05/15/28	450	456,958
8.13%, 09/15/30	430	481,200
7.20%, 11/01/31	145	156,266
7.38%, 11/01/31	413	449,532
6.25%, 07/15/33	370	379,082
6.50%, 08/15/34	400	415,293
Patterson-UTI Energy, Inc.
3.95%, 02/01/28(a)	250	240,054
5.15%, 11/15/29(a)	300	294,054
7.15%, 10/01/33	300	313,673
Phillips 66
1.30%, 02/15/26	400	386,649
3.90%, 03/15/28	622	605,939
2.15%, 12/15/30	661	564,276
4.65%, 11/15/34	650	607,012
Phillips 66 Co.
3.55%, 10/01/26	413	405,929
4.95%, 12/01/27	420	422,967
3.75%, 03/01/28	252	244,663
3.15%, 12/15/29	305	281,314
5.25%, 06/15/31	920	924,371
5.30%, 06/30/33	555	550,874
Pioneer Natural Resources Co.
5.10%, 03/29/26	835	840,858
1.90%, 08/15/30	926	791,893
2.15%, 01/15/31	650	555,441
Plains All American Pipeline LP, 5.95%, 06/15/35	350	354,121
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	413	410,882
3.55%, 12/15/29	753	702,946
3.80%, 09/15/30	566	526,660
5.70%, 09/15/34	500	500,624
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	1,203	1,214,490
5.00%, 03/15/27	1,879	1,884,748
4.20%, 03/15/28	829	811,632
4.50%, 05/15/30	1,103	1,070,516
Shell Finance U.S., Inc.
2.38%, 11/07/29	829	746,940
2.75%, 04/06/30	997	904,221
Shell International Finance BV
2.88%, 05/10/26	1,093	1,072,304
2.50%, 09/12/26	829	804,328
3.88%, 11/13/28	979	953,838
2.38%, 11/07/29(a)	250	227,093
South Bow USA Infrastructure Holdings LLC(c)
4.91%, 09/01/27	479	477,378
5.03%, 10/01/29	680	668,918
5.58%, 10/01/34	820	797,411
Spectra Energy Partners LP, 3.38%, 10/15/26	829	810,415
Suncor Energy, Inc.
7.15%, 02/01/32	450	487,315

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued)
5.95%, 12/01/34(a)	$384	$ 389,439
Targa Resources Corp.
5.20%, 07/01/27	450	453,915
6.15%, 03/01/29(a)	598	621,610
4.20%, 02/01/33	374	340,793
6.13%, 03/15/33	756	781,152
6.50%, 03/30/34	652	690,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	331,022
5.00%, 01/15/28	1,229	1,225,236
6.88%, 01/15/29	329	336,338
5.50%, 03/01/30	496	497,487
4.88%, 02/01/31	784	761,391
4.00%, 01/15/32	784	714,091
TC PipeLines LP, 3.90%, 05/25/27	285	278,867
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	318,973
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	279,686
TotalEnergies Capital International SA
3.46%, 02/19/29(a)	877	838,515
2.83%, 01/10/30	876	802,287
TotalEnergies Capital SA
3.88%, 10/11/28	702	684,205
5.15%, 04/05/34	750	745,837
4.72%, 09/10/34(a)	525	505,448
TransCanada PipeLines Ltd.
4.25%, 05/15/28(a)	901	883,557
4.10%, 04/15/30	929	885,271
4.63%, 03/01/34	804	750,709
5.60%, 03/31/34	200	199,141
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	677,765
4.00%, 03/15/28	220	214,119
3.25%, 05/15/30	450	411,009
Valero Energy Corp.
3.40%, 09/15/26	280	274,303
2.15%, 09/15/27	477	446,829
4.35%, 06/01/28	498	489,851
4.00%, 04/01/29	290	278,694
2.80%, 12/01/31	179	153,794
7.50%, 04/15/32	545	612,927
Valero Energy Partners LP, 4.50%, 03/15/28	341	338,389
Western Midstream Operating LP
4.65%, 07/01/26	200	199,366
4.75%, 08/15/28	200	196,967
6.35%, 01/15/29	560	579,838
4.05%, 02/01/30	756	712,813
6.15%, 04/01/33	550	560,665
5.45%, 11/15/34(a)	570	553,837
Williams Cos., Inc.
5.40%, 03/02/26	810	815,309
3.75%, 06/15/27	818	799,447
5.30%, 08/15/28	700	708,237
4.90%, 03/15/29	882	878,193
4.80%, 11/15/29(a)	225	222,857
3.50%, 11/15/30	829	762,542
2.60%, 03/15/31	1,203	1,038,279
8.75%, 03/15/32	400	474,272
4.65%, 08/15/32	600	572,368
5.65%, 03/15/33	600	606,135
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
5.15%, 03/15/34	$802	$ 779,711
5.60%, 03/15/35	350	351,651
Woodside Finance Ltd., 5.10%, 09/12/34	915	873,587
		188,832,409
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	193,456
Georgia-Pacific LLC
7.75%, 11/15/29	254	285,989
8.88%, 05/15/31	219	264,254
Suzano Austria GmbH
2.50%, 09/15/28	250	225,385
6.00%, 01/15/29	1,128	1,141,255
5.00%, 01/15/30	900	869,686
3.75%, 01/15/31	809	719,759
3.13%, 01/15/32	600	501,707
Suzano International Finance BV, 5.50%, 01/17/27	829	834,347
		5,035,838
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	145	139,752
Series 2016-2, Class AA, 3.20%, 12/15/29	260	245,637
Series 2017-1, Class AA, 3.65%, 02/15/29	224	212,610
Series 2017-2, 3.35%, 04/15/31	421	394,693
Series 2019-1, Class AA, 3.15%, 08/15/33	627	569,302
Series 2021-1, Class A, 2.88%, 01/11/36(a)	87	74,772
Series A, 3.70%, 04/01/28	169	164,414
Series AA, 3.58%, 07/15/29	238	228,879
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	212	198,124
Delta Air Lines, Inc.
4.38%, 04/19/28	300	294,678
3.75%, 10/28/29	300	282,401
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	369	343,538
Series 2019-1, Class AA, 2.75%, 11/15/33	192	166,711
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,233,992
2.63%, 02/10/30(a)	359	317,751
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	249	235,635
Series 2018-1, Class AA, 3.50%, 09/01/31	192	179,739
Series 2019-1, Class AA, 4.15%, 02/25/33	170	161,420
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	232	205,606
Series 2020-1, Class A, 5.88%, 04/15/29	634	643,501
		6,293,155
Personal Care Products — 0.7%
Colgate-Palmolive Co.
4.80%, 03/02/26	338	339,725
3.10%, 08/15/27(a)	302	292,668
4.60%, 03/01/28	344	346,649
3.25%, 08/15/32	302	271,728
4.60%, 03/01/33(a)	344	339,281
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	174,045
4.38%, 05/15/28(a)	360	356,132
2.38%, 12/01/29	411	367,192
2.60%, 04/15/30(a)	413	367,845
1.95%, 03/15/31(a)	493	412,796
4.65%, 05/15/33(a)	450	431,812
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (continued)
5.00%, 02/14/34	$350	$ 342,164
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,400	1,361,651
3.38%, 03/24/29	1,200	1,131,950
3.63%, 03/24/32	1,312	1,192,811
Kenvue, Inc.
5.35%, 03/22/26	370	373,443
5.05%, 03/22/28	515	522,003
5.00%, 03/22/30	660	665,682
4.90%, 03/22/33	690	679,022
Procter & Gamble Co.
2.70%, 02/02/26	350	344,486
1.00%, 04/23/26	467	448,975
2.45%, 11/03/26	450	436,025
1.90%, 02/01/27	500	477,035
2.80%, 03/25/27(a)	1,000	969,856
2.85%, 08/11/27	413	398,242
3.95%, 01/26/28	250	247,366
4.35%, 01/29/29(a)	275	274,060
4.15%, 10/24/29	300	296,605
3.00%, 03/25/30	1,085	1,004,926
1.20%, 10/29/30	725	602,033
1.95%, 04/23/31	829	712,507
2.30%, 02/01/32	480	413,578
4.05%, 01/26/33(a)	450	430,059
4.55%, 01/29/34	527	514,085
5.80%, 08/15/34	275	291,876
4.55%, 10/24/34(a)	300	293,058
Unilever Capital Corp.
2.00%, 07/28/26	490	473,380
2.90%, 05/05/27	790	763,838
4.25%, 08/12/27	585	582,236
3.50%, 03/22/28(a)	900	873,938
4.88%, 09/08/28	600	606,001
2.13%, 09/06/29	655	585,371
1.38%, 09/14/30	427	355,654
1.75%, 08/12/31	450	373,335
5.90%, 11/15/32	723	769,026
5.00%, 12/08/33	600	599,229
4.63%, 08/12/34	850	819,671
		24,925,050
Pharmaceuticals — 3.5%
AbbVie, Inc.
3.20%, 05/14/26	1,190	1,171,550
2.95%, 11/21/26	2,709	2,637,556
4.80%, 03/15/27	1,826	1,836,156
4.25%, 11/14/28	1,481	1,461,103
4.80%, 03/15/29	1,976	1,979,252
3.20%, 11/21/29	3,664	3,415,665
4.95%, 03/15/31	1,581	1,585,824
5.05%, 03/15/34	2,372	2,354,232
Astrazeneca Finance LLC
1.20%, 05/28/26	829	795,443
4.80%, 02/26/27	912	918,822
4.88%, 03/03/28	776	782,105
1.75%, 05/28/28	721	657,679
4.85%, 02/26/29	900	903,708
4.90%, 03/03/30	500	502,497
4.90%, 02/26/31	550	550,291
2.25%, 05/28/31	440	376,966
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
4.88%, 03/03/33	$250	$ 247,224
5.00%, 02/26/34	1,060	1,048,028
AstraZeneca PLC
0.70%, 04/08/26	837	802,022
3.13%, 06/12/27	413	400,922
4.00%, 01/17/29	707	690,248
1.38%, 08/06/30	911	761,125
Becton Dickinson & Co.
3.70%, 06/06/27	1,279	1,251,382
4.69%, 02/13/28	410	409,144
4.87%, 02/08/29	457	456,333
5.08%, 06/07/29	375	377,795
2.82%, 05/20/30	388	348,552
1.96%, 02/11/31	644	540,214
4.30%, 08/22/32	390	368,228
5.11%, 02/08/34(a)	402	397,086
Bristol-Myers Squibb Co.
4.95%, 02/20/26(a)	697	700,613
3.20%, 06/15/26	1,044	1,027,463
4.90%, 02/22/27	697	702,696
3.25%, 02/27/27	306	298,662
1.13%, 11/13/27(a)	702	642,234
3.45%, 11/15/27	330	321,112
3.90%, 02/20/28	829	813,689
4.90%, 02/22/29	1,075	1,081,410
3.40%, 07/26/29	1,621	1,532,070
1.45%, 11/13/30	876	729,598
5.75%, 02/01/31	500	521,570
5.10%, 02/22/31	797	804,798
2.95%, 03/15/32	1,225	1,069,690
5.90%, 11/15/33	698	732,558
5.20%, 02/22/34	1,785	1,785,127
Cardinal Health, Inc.
4.70%, 11/15/26	200	199,773
3.41%, 06/15/27	829	804,560
5.13%, 02/15/29	496	499,254
5.00%, 11/15/29	626	624,679
5.45%, 02/15/34	382	381,411
5.35%, 11/15/34	600	592,885
Cencora, Inc.
3.45%, 12/15/27	504	486,733
4.63%, 12/15/27	360	358,822
4.85%, 12/15/29	225	223,626
2.80%, 05/15/30	329	295,662
2.70%, 03/15/31	669	584,208
5.13%, 02/15/34(a)	300	294,277
5.15%, 02/15/35	95	92,778
CVS Health Corp.
5.00%, 02/20/26	910	911,662
2.88%, 06/01/26	1,148	1,118,010
3.00%, 08/15/26	522	508,132
3.63%, 04/01/27	457	445,045
6.25%, 06/01/27	254	260,897
1.30%, 08/21/27	1,335	1,217,446
4.30%, 03/25/28	3,477	3,394,510
5.00%, 01/30/29(a)	440	437,288
5.40%, 06/01/29	750	754,416
3.25%, 08/15/29	1,147	1,052,895
5.13%, 02/21/30	1,084	1,073,960
3.75%, 04/01/30	983	911,867
1.75%, 08/21/30	720	595,397

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.25%, 01/30/31	$535	$ 529,317
1.88%, 02/28/31	1,023	832,892
5.55%, 06/01/31	750	752,194
2.13%, 09/15/31	683	554,426
5.25%, 02/21/33	1,150	1,117,817
5.30%, 06/01/33(a)	820	797,222
5.70%, 06/01/34(a)	950	948,568
Eli Lilly & Co.
5.00%, 02/27/26(a)	630	630,015
4.50%, 02/09/27	840	842,198
5.50%, 03/15/27	264	269,969
3.10%, 05/15/27	328	318,867
4.15%, 08/14/27(a)	500	497,596
4.50%, 02/09/29	804	801,400
3.38%, 03/15/29	829	794,327
4.20%, 08/14/29	762	748,790
4.70%, 02/27/33	840	828,306
4.70%, 02/09/34	1,206	1,169,914
4.60%, 08/14/34	800	770,183
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	829	785,853
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,325	1,295,303
5.38%, 04/15/34(a)	383	393,788
Johnson & Johnson
2.45%, 03/01/26	1,399	1,372,063
2.95%, 03/03/27	666	647,906
0.95%, 09/01/27	998	916,731
2.90%, 01/15/28	1,099	1,056,270
4.80%, 06/01/29	600	607,226
1.30%, 09/01/30	1,164	981,604
4.90%, 06/01/31	800	807,384
4.95%, 05/15/33	450	456,134
4.38%, 12/05/33(a)	478	464,453
4.95%, 06/01/34(a)	600	602,587
McKesson Corp.
1.30%, 08/15/26	387	368,457
3.95%, 02/16/28	129	126,124
4.90%, 07/15/28	110	110,629
4.25%, 09/15/29	225	220,142
5.10%, 07/15/33(a)	402	399,666
Merck & Co., Inc.
0.75%, 02/24/26	688	662,470
1.70%, 06/10/27	1,033	971,804
4.05%, 05/17/28(a)	200	197,787
1.90%, 12/10/28	795	720,385
3.40%, 03/07/29	1,318	1,257,019
4.30%, 05/17/30(a)	400	393,465
1.45%, 06/24/30	793	666,775
2.15%, 12/10/31	1,264	1,065,235
4.50%, 05/17/33(a)	1,102	1,063,715
6.50%, 12/01/33	389	429,377
Mylan, Inc., 4.55%, 04/15/28	660	648,265
Novartis Capital Corp.
2.00%, 02/14/27	831	792,890
3.10%, 05/17/27	665	645,911
3.80%, 09/18/29	835	806,807
2.20%, 08/14/30	1,159	1,016,316
4.00%, 09/18/31	475	454,885
4.20%, 09/18/34	919	855,387
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	2,486	2,485,711
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
4.45%, 05/19/28(a)	$3,318	$ 3,301,944
4.65%, 05/19/30(a)	1,988	1,975,135
4.75%, 05/19/33	3,643	3,541,877
Pfizer, Inc.
2.75%, 06/03/26	505	494,165
3.00%, 12/15/26	1,452	1,415,374
3.60%, 09/15/28	359	348,503
3.45%, 03/15/29	1,518	1,452,418
2.63%, 04/01/30	829	746,751
1.70%, 05/28/30	683	584,427
1.75%, 08/18/31	829	687,084
Pharmacia LLC, 6.60%, 12/01/28	400	425,317
Sanofi SA, 3.63%, 06/19/28	813	789,737
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,270	1,243,829
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,285,407
2.05%, 03/31/30	2,054	1,781,329
5.30%, 07/05/34	700	697,005
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,227	1,209,573
Viatris, Inc.
2.30%, 06/22/27	415	390,296
2.70%, 06/22/30	843	734,432
Wyeth LLC, 6.50%, 02/01/34	500	545,455
Zoetis, Inc.
3.00%, 09/12/27	350	335,823
3.90%, 08/20/28	179	174,092
2.00%, 05/15/30	329	284,512
5.60%, 11/16/32	300	309,431
		125,615,076
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26(a)	163	163,119
5.50%, 04/01/29	272	276,609
2.50%, 04/01/31(a)	393	334,697
5.95%, 08/15/34	650	668,217
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	79,482
		1,522,124
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	300	293,525
4.90%, 02/15/29	129	128,163
2.38%, 07/15/31	200	168,781
3.63%, 04/15/32	300	268,645
5.50%, 02/01/34	477	473,320
5.50%, 07/15/34	275	271,930
5.25%, 03/15/35	65	63,016
AvalonBay Communities, Inc.
2.95%, 05/11/26	345	337,561
2.90%, 10/15/26	251	243,784
3.35%, 05/15/27	291	282,840
3.20%, 01/15/28(a)	159	152,621
1.90%, 12/01/28	496	445,357
3.30%, 06/01/29	191	179,571
2.30%, 03/01/30(a)	450	396,872
2.45%, 01/15/31	507	441,574
2.05%, 01/15/32(a)	625	518,261
5.00%, 02/15/33	425	418,285
5.30%, 12/07/33(a)	150	150,334
5.35%, 06/01/34	360	362,149
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Camden Property Trust
5.85%, 11/03/26	$709	$ 723,495
4.10%, 10/15/28	258	251,374
3.15%, 07/01/29	400	372,549
2.80%, 05/15/30	615	553,520
4.90%, 01/15/34	175	169,963
ERP Operating LP
2.85%, 11/01/26	381	369,827
3.25%, 08/01/27	334	322,438
3.50%, 03/01/28	441	425,432
4.15%, 12/01/28	305	298,112
3.00%, 07/01/29	607	560,925
2.50%, 02/15/30	333	296,649
1.85%, 08/01/31(a)	229	189,737
4.65%, 09/15/34	528	500,470
Essential Properties LP, 2.95%, 07/15/31	129	110,133
Essex Portfolio LP
3.38%, 04/15/26	200	196,825
3.63%, 05/01/27	450	438,941
1.70%, 03/01/28	210	190,782
4.00%, 03/01/29	179	172,605
3.00%, 01/15/30(a)	384	349,439
1.65%, 01/15/31(a)	254	208,720
2.55%, 06/15/31	410	351,144
2.65%, 03/15/32	600	507,700
5.50%, 04/01/34(a)	325	325,792
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	445,378
5.45%, 08/15/30	300	304,330
2.00%, 08/15/31	430	351,796
4.15%, 04/15/32	296	273,243
5.50%, 08/15/33	288	286,559
2.70%, 01/15/34	262	209,034
4.88%, 02/01/35	75	71,013
Mid-America Apartments LP
1.10%, 09/15/26	198	187,102
3.60%, 06/01/27	413	402,850
4.20%, 06/15/28	296	290,113
3.95%, 03/15/29(a)	413	398,274
2.75%, 03/15/30	163	146,393
1.70%, 02/15/31	378	312,849
5.30%, 02/15/32	175	175,592
5.00%, 03/15/34	125	121,714
4.95%, 03/01/35	75	72,281
NNN REIT, Inc.
3.60%, 12/15/26	500	491,328
3.50%, 10/15/27	274	265,363
4.30%, 10/15/28	129	126,168
2.50%, 04/15/30	200	175,681
5.60%, 10/15/33	200	201,239
5.50%, 06/15/34	225	224,255
Realty Income Corp.
0.75%, 03/15/26	475	454,970
4.88%, 06/01/26	400	400,878
4.13%, 10/15/26	545	540,370
3.00%, 01/15/27	503	487,284
3.95%, 08/15/27	413	406,276
3.40%, 01/15/28	413	397,758
3.65%, 01/15/28	414	401,451
2.10%, 03/15/28	374	344,695
2.20%, 06/15/28	374	343,106
4.70%, 12/15/28	220	218,690
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
4.75%, 02/15/29	$225	$ 223,534
3.25%, 06/15/29(a)	207	193,553
4.00%, 07/15/29	350	337,284
3.10%, 12/15/29	413	380,313
3.40%, 01/15/30	413	383,696
4.85%, 03/15/30	450	447,512
3.25%, 01/15/31	554	501,937
3.20%, 02/15/31	350	315,331
2.70%, 02/15/32	292	248,186
5.63%, 10/13/32(a)	500	510,080
2.85%, 12/15/32	525	443,834
1.80%, 03/15/33	300	230,575
4.90%, 07/15/33(a)	340	328,898
5.13%, 02/15/34	525	515,183
Tanger Properties LP
3.13%, 09/01/26	266	258,443
3.88%, 07/15/27(a)	79	76,882
2.75%, 09/01/31	200	169,791
UDR, Inc.
2.95%, 09/01/26	263	255,481
3.50%, 07/01/27	263	255,540
3.50%, 01/15/28	252	241,834
4.40%, 01/26/29	129	125,767
3.20%, 01/15/30	413	379,101
3.00%, 08/15/31	413	364,241
2.10%, 08/01/32	274	218,281
1.90%, 03/15/33	294	226,088
2.10%, 06/15/33(a)	300	231,508
5.13%, 09/01/34	195	188,672
3.10%, 11/01/34	268	218,450
		31,281,189
Retail REITs — 0.2%
Simon Property Group LP
3.25%, 11/30/26	450	439,436
1.38%, 01/15/27(a)	279	262,376
3.38%, 06/15/27	620	603,054
3.38%, 12/01/27(a)	500	484,013
1.75%, 02/01/28	450	413,185
2.45%, 09/13/29	1,107	995,694
2.65%, 07/15/30	617	550,216
2.20%, 02/01/31	412	351,603
2.25%, 01/15/32(a)	579	481,434
2.65%, 02/01/32	479	407,225
5.50%, 03/08/33	500	506,014
6.25%, 01/15/34(a)	343	363,851
4.75%, 09/26/34	885	838,269
		6,696,370
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	354	329,672
Analog Devices, Inc.
3.50%, 12/05/26	620	609,478
3.45%, 06/15/27(a)	342	333,986
1.70%, 10/01/28	450	405,682
2.10%, 10/01/31	650	548,005
4.25%, 10/01/32	256	242,692
5.05%, 04/01/34	300	299,142
Applied Materials, Inc.
3.30%, 04/01/27	829	810,964
4.80%, 06/15/29(a)	501	503,674
1.75%, 06/01/30	523	449,059

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	$2,582	$ 2,542,607
3.50%, 01/15/28	413	398,870
Broadcom, Inc.
3.46%, 09/15/26	309	303,405
5.05%, 07/12/27	950	957,760
1.95%, 02/15/28(c)	598	549,978
4.15%, 02/15/28	480	471,570
4.80%, 04/15/28	400	400,583
4.11%, 09/15/28	700	684,083
4.00%, 04/15/29(c)	450	434,045
4.75%, 04/15/29	976	969,474
5.05%, 07/12/29	1,525	1,531,279
4.35%, 02/15/30	1,080	1,049,419
5.00%, 04/15/30	450	450,394
5.05%, 04/15/30	400	401,250
4.15%, 11/15/30	1,146	1,095,076
2.45%, 02/15/31(c)	2,225	1,921,872
5.15%, 11/15/31	685	686,842
4.15%, 04/15/32(c)	890	832,632
5.20%, 04/15/32	400	400,187
4.30%, 11/15/32	1,244	1,169,557
2.60%, 02/15/33(c)	1,298	1,068,673
3.42%, 04/15/33(c)	1,820	1,588,969
3.47%, 04/15/34(c)	2,872	2,481,908
4.80%, 10/15/34	980	938,139
4.55%, 02/15/32	580	557,734
Intel Corp.
4.88%, 02/10/26	1,008	1,009,318
2.60%, 05/19/26	672	653,364
3.75%, 03/25/27	710	693,320
3.15%, 05/11/27	400	385,172
3.75%, 08/05/27	1,150	1,118,614
4.88%, 02/10/28	1,055	1,051,002
1.60%, 08/12/28	559	496,284
4.00%, 08/05/29	550	526,223
2.45%, 11/15/29	1,319	1,166,822
5.13%, 02/10/30	850	847,391
3.90%, 03/25/30	838	787,927
5.00%, 02/21/31	465	459,904
2.00%, 08/12/31	699	569,506
4.15%, 08/05/32	810	741,239
4.00%, 12/15/32(a)	500	451,331
5.20%, 02/10/33(a)	1,758	1,709,750
5.15%, 02/21/34(a)	605	582,487
KLA Corp.
4.10%, 03/15/29	413	403,178
4.65%, 07/15/32	640	627,935
4.70%, 02/01/34(a)	225	217,656
Lam Research Corp.
3.75%, 03/15/26	450	446,595
4.00%, 03/15/29	650	633,752
1.90%, 06/15/30	551	474,841
Marvell Technology, Inc.
1.65%, 04/15/26	274	263,752
2.45%, 04/15/28	429	398,091
4.88%, 06/22/28	260	259,426
5.75%, 02/15/29	260	266,232
2.95%, 04/15/31	393	345,956
5.95%, 09/15/33	260	268,357
Microchip Technology, Inc.
4.90%, 03/15/28	350	349,434
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (continued)
5.05%, 03/15/29	$800	$ 798,363
5.05%, 02/15/30	650	645,446
Micron Technology, Inc.
4.98%, 02/06/26	163	163,443
4.19%, 02/15/27	752	742,372
5.38%, 04/15/28	340	344,232
5.33%, 02/06/29	363	365,382
6.75%, 11/01/29	772	822,046
4.66%, 02/15/30	710	693,348
5.30%, 01/15/31	603	602,300
2.70%, 04/15/32	603	505,323
5.88%, 02/09/33	464	474,515
5.88%, 09/15/33(a)	600	613,591
5.80%, 01/15/35	175	176,523
NVIDIA Corp.
3.20%, 09/16/26	829	814,078
1.55%, 06/15/28	1,074	978,239
2.85%, 04/01/30	1,294	1,187,268
2.00%, 06/15/31	1,073	915,419
NXP BV/NXP Funding LLC
5.35%, 03/01/26	320	321,588
5.55%, 12/01/28	400	407,486
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	497	491,339
3.15%, 05/01/27	300	289,407
4.40%, 06/01/27	400	396,269
4.30%, 06/18/29(a)	829	805,641
3.40%, 05/01/30	589	543,592
2.50%, 05/11/31	661	566,411
2.65%, 02/15/32	662	558,919
5.00%, 01/15/33	710	693,025
Qorvo, Inc., 4.38%, 10/15/29	554	523,635
QUALCOMM, Inc.
3.25%, 05/20/27	1,363	1,327,608
1.30%, 05/20/28	726	655,441
2.15%, 05/20/30(a)	774	680,534
1.65%, 05/20/32	700	559,231
4.25%, 05/20/32(a)	381	365,564
5.40%, 05/20/33	500	514,713
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	102,466
3.00%, 06/01/31	223	192,366
Texas Instruments, Inc.
1.13%, 09/15/26	350	332,438
4.60%, 02/08/27	473	475,104
2.90%, 11/03/27	306	293,909
4.60%, 02/15/28	508	509,217
4.60%, 02/08/29(a)	473	472,670
2.25%, 09/04/29	562	506,225
1.75%, 05/04/30	450	386,871
1.90%, 09/15/31	361	302,723
3.65%, 08/16/32	200	183,946
4.90%, 03/14/33	620	616,128
4.85%, 02/08/34(a)	447	440,194
TSMC Arizona Corp.
1.75%, 10/25/26	650	618,460
3.88%, 04/22/27	500	491,660
4.13%, 04/22/29	250	243,841
2.50%, 10/25/31	610	526,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp. (continued)
4.25%, 04/22/32	$400	$ 384,322
Xilinx, Inc., 2.38%, 06/01/30	528	466,357
		74,711,559
Software — 1.6%
Adobe, Inc.
2.15%, 02/01/27	598	572,524
4.85%, 04/04/27	180	181,643
4.80%, 04/04/29	609	612,495
2.30%, 02/01/30	994	887,696
4.95%, 04/04/34	609	604,917
5.30%, 01/17/35	350	354,417
AppLovin Corp.
5.13%, 12/01/29	750	748,558
5.38%, 12/01/31	790	793,325
5.50%, 12/01/34	625	621,371
Atlassian Corp.
5.25%, 05/15/29	200	201,927
5.50%, 05/15/34	200	201,259
Autodesk, Inc.
3.50%, 06/15/27	209	203,184
2.85%, 01/15/30	376	341,759
2.40%, 12/15/31	637	538,156
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	128,686
4.30%, 09/10/29	525	514,179
4.70%, 09/10/34	685	655,763
Concentrix Corp.
6.65%, 08/02/26	250	255,304
6.60%, 08/02/28(a)	500	517,411
6.85%, 08/02/33(a)	250	255,661
Electronic Arts, Inc.
4.80%, 03/01/26(a)	290	290,409
1.85%, 02/15/31	463	386,375
Intuit, Inc.
5.25%, 09/15/26	600	606,529
1.35%, 07/15/27	381	353,468
5.13%, 09/15/28	450	458,098
1.65%, 07/15/30	166	140,620
5.20%, 09/15/33	1,000	1,004,653
Microsoft Corp.
2.40%, 08/08/26	3,393	3,297,256
3.40%, 09/15/26	616	607,468
3.30%, 02/06/27	3,458	3,391,208
3.40%, 06/15/27	129	126,416
1.35%, 09/15/30	347	294,272
Oracle Corp.
1.65%, 03/25/26	2,389	2,308,778
2.65%, 07/15/26	1,497	1,454,416
2.80%, 04/01/27	1,707	1,639,619
3.25%, 11/15/27	1,820	1,749,688
2.30%, 03/25/28(a)	1,738	1,612,297
4.50%, 05/06/28	130	128,953
4.80%, 08/03/28	1,100	1,101,193
4.20%, 09/27/29	1,175	1,138,460
6.15%, 11/09/29	949	994,887
2.95%, 04/01/30	2,456	2,223,130
4.65%, 05/06/30(a)	430	423,990
3.25%, 05/15/30	387	354,862
2.88%, 03/25/31	2,223	1,958,889
5.25%, 02/03/32	760	759,077
6.25%, 11/09/32	1,208	1,276,758
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
4.90%, 02/06/33	$930	$ 902,311
4.30%, 07/08/34	1,200	1,102,051
4.70%, 09/27/34	1,950	1,840,802
Roper Technologies, Inc.
3.80%, 12/15/26	413	406,308
1.40%, 09/15/27	579	531,735
4.20%, 09/15/28	450	440,611
2.95%, 09/15/29	359	329,367
4.50%, 10/15/29	1,055	1,036,567
2.00%, 06/30/30	313	268,136
1.75%, 02/15/31	714	589,668
4.75%, 02/15/32	300	292,893
4.90%, 10/15/34	625	601,499
Salesforce, Inc.
3.70%, 04/11/28	1,009	985,195
1.50%, 07/15/28	784	707,414
1.95%, 07/15/31	1,121	944,471
ServiceNow, Inc., 1.40%, 09/01/30	1,038	864,422
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	350	351,334
3.70%, 04/14/27	305	297,968
4.95%, 03/28/28	350	350,780
5.40%, 06/12/29	150	152,000
4.00%, 04/14/32	473	437,527
5.60%, 06/12/34	150	150,896
VMware LLC
1.40%, 08/15/26	1,277	1,214,080
4.65%, 05/15/27	400	398,883
3.90%, 08/21/27	1,064	1,039,139
1.80%, 08/15/28	500	450,159
4.70%, 05/15/30	657	643,501
2.20%, 08/15/31	816	679,355
Workday, Inc.
3.50%, 04/01/27	639	623,399
3.70%, 04/01/29	543	517,663
3.80%, 04/01/32	821	748,884
		59,171,022
Specialized REITs — 0.3%
CubeSmart LP
3.13%, 09/01/26	256	249,421
2.25%, 12/15/28	469	424,146
4.38%, 02/15/29	252	245,590
3.00%, 02/15/30	393	355,740
2.00%, 02/15/31	413	345,754
2.50%, 02/15/32	350	292,722
Extra Space Storage LP
3.50%, 07/01/26	362	356,183
3.88%, 12/15/27	274	267,551
5.70%, 04/01/28	382	390,237
3.90%, 04/01/29	286	273,684
4.00%, 06/15/29(a)	129	123,798
5.50%, 07/01/30	556	564,677
2.20%, 10/15/30	327	280,087
5.90%, 01/15/31	374	386,812
2.55%, 06/01/31	355	303,979
2.40%, 10/15/31	355	296,800
2.35%, 03/15/32	463	379,534
5.40%, 02/01/34	495	490,705
5.35%, 01/15/35(a)	175	172,461
Public Storage Operating Co.
0.88%, 02/15/26	366	352,616

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Public Storage Operating Co. (continued)
1.50%, 11/09/26	$531	$ 503,938
3.09%, 09/15/27	366	352,680
1.85%, 05/01/28	474	433,804
1.95%, 11/09/28	642	581,004
5.13%, 01/15/29(a)	405	410,817
3.39%, 05/01/29	366	346,569
2.30%, 05/01/31	475	406,873
2.25%, 11/09/31(a)	408	343,904
5.10%, 08/01/33	460	456,974
		10,389,060
Specialty Retail — 0.3%
AutoZone, Inc.
3.13%, 04/21/26	274	268,918
5.05%, 07/15/26	352	354,005
3.75%, 06/01/27	400	391,322
4.50%, 02/01/28	340	337,582
6.25%, 11/01/28	400	418,663
3.75%, 04/18/29	379	362,499
5.10%, 07/15/29	300	301,555
4.00%, 04/15/30	560	533,286
1.65%, 01/15/31	300	247,776
4.75%, 08/01/32(a)	560	542,648
4.75%, 02/01/33	350	336,619
5.20%, 08/01/33	160	158,226
6.55%, 11/01/33	500	539,115
5.40%, 07/15/34(a)	600	598,402
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	288,472
Genuine Parts Co.
6.50%, 11/01/28	200	209,756
4.95%, 08/15/29	475	471,965
1.88%, 11/01/30	400	335,128
2.75%, 02/01/32	250	211,314
6.88%, 11/01/33(a)	200	219,124
O’Reilly Automotive, Inc.
3.55%, 03/15/26(a)	274	270,882
5.75%, 11/20/26	1,475	1,500,506
3.60%, 09/01/27	300	291,861
4.35%, 06/01/28	379	373,358
3.90%, 06/01/29	329	316,243
4.20%, 04/01/30	250	241,461
1.75%, 03/15/31(a)	362	298,481
4.70%, 06/15/32	400	385,451
5.00%, 08/19/34	250	242,338
Ross Stores, Inc.
0.88%, 04/15/26	250	238,934
1.88%, 04/15/31	379	314,808
Tractor Supply Co.
1.75%, 11/01/30	501	419,573
5.25%, 05/15/33	320	318,687
		12,338,958
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.
0.70%, 02/08/26	1,613	1,555,858
3.25%, 02/23/26	2,360	2,335,213
4.42%, 05/08/26	600	600,049
2.45%, 08/04/26	1,939	1,884,975
2.05%, 09/11/26	1,452	1,400,625
3.35%, 02/09/27	1,939	1,902,736
3.20%, 05/11/27	1,243	1,212,348
3.00%, 06/20/27(a)	700	679,288
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.90%, 09/12/27	$1,453	$ 1,399,299
3.00%, 11/13/27	829	800,488
1.20%, 02/08/28	1,789	1,626,796
4.00%, 05/10/28	890	880,015
1.40%, 08/05/28	1,530	1,378,360
3.25%, 08/08/29	400	379,599
2.20%, 09/11/29	1,023	924,833
4.15%, 05/10/30(a)	360	357,321
1.65%, 05/11/30	1,160	999,361
1.25%, 08/20/30	1,099	921,534
1.65%, 02/08/31	2,417	2,045,287
1.70%, 08/05/31(a)	692	578,146
3.35%, 08/08/32(a)	1,240	1,138,821
4.30%, 05/10/33	826	808,187
Dell International LLC/EMC Corp.
6.02%, 06/15/26(a)	1,499	1,519,738
4.90%, 10/01/26	1,025	1,026,538
6.10%, 07/15/27(a)	258	265,461
5.25%, 02/01/28(a)	550	556,817
5.30%, 10/01/29	1,036	1,045,919
4.35%, 02/01/30(a)	250	241,987
6.20%, 07/15/30	450	472,351
5.75%, 02/01/33(a)	594	609,322
5.40%, 04/15/34	600	596,069
4.85%, 02/01/35(a)	500	473,416
Dell, Inc., 7.10%, 04/15/28	329	349,687
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	829	801,597
4.45%, 09/25/26	625	622,459
4.40%, 09/25/27	725	719,075
5.25%, 07/01/28	140	141,897
4.55%, 10/15/29	1,083	1,067,758
4.85%, 10/15/31	751	741,058
5.00%, 10/15/34	1,690	1,648,557
HP, Inc.
1.45%, 06/17/26	318	304,192
3.00%, 06/17/27	712	684,051
4.75%, 01/15/28(a)	522	522,560
4.00%, 04/15/29	704	676,018
3.40%, 06/17/30(a)	310	285,051
2.65%, 06/17/31	529	454,758
4.20%, 04/15/32(a)	477	446,117
5.50%, 01/15/33	650	655,102
NetApp, Inc.
2.38%, 06/22/27(a)	400	378,576
2.70%, 06/22/30	400	353,927
Teledyne FLIR LLC, 2.50%, 08/01/30	326	285,737
Western Digital Corp.
2.85%, 02/01/29	226	202,811
3.10%, 02/01/32(a)	145	121,507
		44,079,252
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/01/26	732	707,628
2.75%, 03/27/27	619	597,730
2.85%, 03/27/30	1,099	1,003,109
Ralph Lauren Corp., 2.95%, 06/15/30	350	318,270
Tapestry, Inc.
5.10%, 03/11/30	225	223,527
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. (continued)
3.05%, 03/15/32(a)	$200	$ 171,604
5.50%, 03/11/35	105	103,170
		3,125,038
Tobacco — 1.0%
Altria Group, Inc.
4.40%, 02/14/26	806	803,537
2.63%, 09/16/26	209	202,366
6.20%, 11/01/28	431	448,462
4.80%, 02/14/29	1,137	1,127,724
3.40%, 05/06/30	625	574,414
2.45%, 02/04/32	1,019	839,813
6.88%, 11/01/33(a)	418	454,835
BAT Capital Corp.
3.22%, 09/06/26	829	809,329
4.70%, 04/02/27	695	693,103
3.56%, 08/15/27	1,873	1,816,676
2.26%, 03/25/28	1,196	1,104,290
3.46%, 09/06/29(a)	328	306,851
4.91%, 04/02/30	824	816,039
6.34%, 08/02/30	600	633,301
5.83%, 02/20/31	656	673,995
2.73%, 03/25/31	823	715,587
4.74%, 03/16/32	742	714,935
7.75%, 10/19/32	340	385,389
6.42%, 08/02/33(a)	822	867,196
6.00%, 02/20/34(a)	485	498,377
BAT International Finance PLC
1.67%, 03/25/26	987	953,780
4.45%, 03/16/28	772	761,688
5.93%, 02/02/29	600	618,398
Philip Morris International, Inc.
4.88%, 02/13/26	1,022	1,026,056
2.75%, 02/25/26	342	335,823
0.88%, 05/01/26	300	286,868
4.75%, 02/12/27	400	401,295
3.13%, 08/17/27	179	172,841
4.38%, 11/01/27	400	397,335
5.13%, 11/17/27	1,040	1,053,329
4.88%, 02/15/28	914	918,766
3.13%, 03/02/28	250	238,674
5.25%, 09/07/28	1,875	1,906,798
4.88%, 02/13/29	900	900,251
3.38%, 08/15/29	800	752,168
4.63%, 11/01/29	400	395,696
5.63%, 11/17/29	667	687,481
5.13%, 02/15/30(a)	1,500	1,511,975
2.10%, 05/01/30	659	571,802
5.50%, 09/07/30	443	454,379
1.75%, 11/01/30(a)	443	371,407
5.13%, 02/13/31	752	755,569
4.75%, 11/01/31	700	688,251
5.75%, 11/17/32	901	927,779
5.38%, 02/15/33	1,550	1,554,114
5.63%, 09/07/33	575	585,651
5.25%, 02/13/34	1,200	1,191,417
4.90%, 11/01/34	400	385,961
		35,291,771
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	341,172
FedEx Corp.
3.25%, 04/01/26	502	494,574
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
3.40%, 02/15/28	$250	$ 238,795
4.20%, 10/17/28	252	245,942
3.10%, 08/05/29	829	768,281
4.25%, 05/15/30(a)	563	543,441
2.40%, 05/15/31(a)	716	611,452
4.90%, 01/15/34	468	451,534
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	390	324,745
Ryder System, Inc.
1.75%, 09/01/26	404	385,524
2.90%, 12/01/26	161	155,604
2.85%, 03/01/27	503	483,375
5.30%, 03/15/27	145	146,479
4.30%, 06/15/27	110	108,715
5.65%, 03/01/28	200	204,615
5.25%, 06/01/28	500	505,983
6.30%, 12/01/28(a)	200	209,490
5.38%, 03/15/29	400	405,592
5.50%, 06/01/29	215	218,823
4.95%, 09/01/29	105	104,646
4.90%, 12/01/29	280	277,760
6.60%, 12/01/33(a)	370	399,873
United Parcel Service, Inc.
2.40%, 11/15/26	359	346,811
3.05%, 11/15/27	701	675,099
3.40%, 03/15/29	350	333,310
2.50%, 09/01/29	280	254,464
4.45%, 04/01/30(a)	350	346,460
4.88%, 03/03/33	676	667,956
5.15%, 05/22/34(a)	600	597,595
		10,848,110
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	395,745
3.75%, 09/01/28	493	475,455
3.45%, 06/01/29(a)	413	390,340
2.80%, 05/01/30	254	228,310
2.30%, 06/01/31	401	340,229
4.45%, 06/01/32	430	410,256
5.15%, 03/01/34	475	470,555
Essential Utilities, Inc.
4.80%, 08/15/27	400	399,995
3.57%, 05/01/29	50	47,122
2.70%, 04/15/30(a)	300	267,827
2.40%, 05/01/31	129	109,958
5.38%, 01/15/34	400	396,067
United Utilities PLC, 6.88%, 08/15/28(a)	200	211,126
		4,142,985
Wireless Telecommunication Services — 1.0%
America Movil SAB de C.V.
3.63%, 04/22/29(a)	916	865,341
2.88%, 05/07/30	582	521,015
4.70%, 07/21/32(a)	350	336,079
Orange SA, 9.00%, 03/01/31	1,613	1,925,157
Rogers Communications, Inc.
2.90%, 11/15/26	179	173,135
3.20%, 03/15/27	1,049	1,014,942
5.00%, 02/15/29	992	986,848
3.80%, 03/15/32	1,246	1,117,040
5.30%, 02/15/34	800	776,584
Sprint LLC, 7.63%, 03/01/26	854	871,530

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc.
1.50%, 02/15/26	$829	$ 802,365
2.25%, 02/15/26	1,396	1,360,862
2.63%, 04/15/26	980	957,330
3.75%, 04/15/27	2,883	2,824,416
4.75%, 02/01/28	700	697,987
2.05%, 02/15/28	1,365	1,259,148
4.95%, 03/15/28	720	722,065
4.80%, 07/15/28	722	720,471
4.85%, 01/15/29	1,210	1,206,700
2.63%, 02/15/29	700	639,815
2.40%, 03/15/29	250	225,924
3.38%, 04/15/29	1,500	1,407,605
4.20%, 10/01/29	525	508,907
3.88%, 04/15/30	4,616	4,364,995
2.55%, 02/15/31	1,541	1,333,040
2.88%, 02/15/31	700	618,025
3.50%, 04/15/31	1,766	1,608,685
2.25%, 11/15/31	286	238,657
2.70%, 03/15/32	625	531,880
5.20%, 01/15/33	902	894,382
5.05%, 07/15/33	1,685	1,649,449
5.75%, 01/15/34(a)	655	671,668
5.15%, 04/15/34(a)	970	953,374
4.70%, 01/15/35	625	591,794
Vodafone Group PLC
4.38%, 05/30/28	280	278,423
7.88%, 02/15/30	320	362,193
6.25%, 11/30/32	327	351,550
		36,369,381
Total Corporate Bonds — 87.8% (Cost: $3,251,216,171)		3,190,106,847
Foreign Agency Obligations
Canada — 1.5%
Canada Government International Bond
0.75%, 05/19/26	1,200	1,147,555
3.75%, 04/26/28	2,000	1,969,781
4.63%, 04/30/29(a)	1,800	1,820,607
Export Development Canada
4.38%, 06/29/26(a)	1,100	1,100,290
3.00%, 05/25/27	1,100	1,068,146
3.88%, 02/14/28	1,600	1,579,300
4.13%, 02/13/29	2,500	2,475,105
4.75%, 06/05/34	700	706,312
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	360,792
Province of Alberta Canada
3.30%, 03/15/28	409	395,477
4.50%, 06/26/29	1,000	998,219
1.30%, 07/22/30	659	554,076
4.50%, 01/24/34	1,000	969,636
Province of British Columbia Canada
2.25%, 06/02/26	829	806,187
0.90%, 07/20/26	859	816,965
4.70%, 01/24/28	2,500	2,516,404
4.80%, 11/15/28	1,200	1,213,033
4.90%, 04/24/29	1,500	1,519,929
1.30%, 01/29/31	1,000	825,023
4.20%, 07/06/33	1,200	1,145,371
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada (continued)
4.75%, 06/12/34	$1,500	$ 1,480,781
Province of Manitoba Canada
4.30%, 07/27/33	600	575,436
4.90%, 05/31/34	650	648,749
Series HB, 1.50%, 10/25/28	359	322,399
Province of New Brunswick Canada, 3.63%, 02/24/28	179	174,161
Province of Ontario Canada
1.05%, 04/14/26	1,050	1,009,514
2.50%, 04/27/26	2,489	2,432,924
3.10%, 05/19/27(a)	800	777,327
1.05%, 05/21/27	829	768,636
4.20%, 01/18/29	2,000	1,975,239
3.70%, 09/17/29	1,300	1,253,694
2.00%, 10/02/29	829	740,558
4.70%, 01/15/30	2,000	2,009,200
1.13%, 10/07/30	459	379,655
1.60%, 02/25/31	1,659	1,393,461
2.13%, 01/21/32	1,200	1,015,152
5.05%, 04/24/34	1,200	1,211,280
Province of Quebec Canada
2.50%, 04/20/26	881	861,470
2.75%, 04/12/27(a)	1,659	1,601,544
3.63%, 04/13/28	1,700	1,658,136
4.50%, 04/03/29	2,300	2,296,286
1.35%, 05/28/30	659	558,664
1.90%, 04/21/31	600	510,523
4.50%, 09/08/33	800	779,734
4.25%, 09/05/34	1,300	1,234,098
Series PD, 7.50%, 09/15/29	900	1,007,351
		52,664,180
Chile — 0.2%
Chile Government International Bond
2.75%, 01/31/27	1,000	960,024
3.24%, 02/06/28	982	933,513
4.85%, 01/22/29	1,100	1,091,041
2.45%, 01/31/31(a)	983	846,233
2.55%, 01/27/32	1,078	908,781
2.55%, 07/27/33	1,500	1,214,677
3.50%, 01/31/34	1,100	950,342
		6,904,611
Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	591,423
3.50%, 01/11/28	1,310	1,262,395
4.10%, 04/24/28(a)	478	467,814
4.75%, 02/11/29(a)	478	474,797
4.40%, 03/10/29(a)	600	586,544
5.25%, 01/15/30	600	608,515
2.85%, 02/14/30	1,310	1,183,783
3.85%, 10/15/30	1,310	1,231,142
1.85%, 03/12/31(a)	800	662,282
2.15%, 07/28/31	600	500,501
3.55%, 03/31/32(a)	700	629,582
4.65%, 09/20/32(a)	1,000	958,975
4.85%, 01/11/33	850	822,567
4.70%, 02/10/34(a)	400	381,264
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.75%, 09/10/34(a)	$800	$ 762,466
5.60%, 01/15/35	750	759,300
		11,883,350
Israel — 0.2%
Israel Government International Bond
Series 10Y, 2.88%, 03/16/26(a)	400	391,515
Series 10Y, 3.25%, 01/17/28	982	932,174
Series 10Y, 2.75%, 07/03/30(a)	858	751,415
Series 10Y, 4.50%, 01/17/33(a)	1,150	1,068,479
Series 10Y, 5.50%, 03/12/34	2,000	1,973,846
Series 5Y, 5.38%, 03/12/29	1,300	1,300,818
State of Israel, Series 10Y, 2.50%, 01/15/30	710	622,333
		7,040,580
Italy — 0.1%
Republic of Italy Government International Bond
Series 10Y, 2.88%, 10/17/29	883	803,820
Series 5Y, 1.25%, 02/17/26	2,489	2,402,650
		3,206,470
Japan — 0.5%
Japan Bank for International Cooperation
2.38%, 04/20/26	650	633,634
4.25%, 04/27/26(a)	1,000	996,641
1.88%, 07/21/26	800	770,669
2.25%, 11/04/26	1,500	1,444,078
2.88%, 06/01/27	976	941,117
2.88%, 07/21/27	900	866,228
4.63%, 07/22/27	1,000	1,002,970
2.75%, 11/16/27	1,200	1,145,610
3.25%, 07/20/28(a)	1,310	1,258,711
4.88%, 10/18/28	500	506,745
3.50%, 10/31/28(a)	1,100	1,061,836
2.13%, 02/16/29(a)	900	818,511
2.00%, 10/17/29	476	423,732
1.25%, 01/21/31	1,310	1,077,931
4.38%, 01/24/31	600	590,202
1.88%, 04/15/31	2,636	2,237,369
4.63%, 04/17/34	600	592,983
Japan International Cooperation Agency
2.13%, 10/20/26	300	288,230
2.75%, 04/27/27	800	769,118
3.25%, 05/25/27	500	485,411
4.00%, 05/23/28	1,000	983,488
4.75%, 05/21/29	1,000	1,004,771
		19,899,985
Mexico — 0.5%
Mexico Government International Bond
4.15%, 03/28/27	1,028	1,007,650
3.75%, 01/11/28(a)	1,378	1,318,266
5.40%, 02/09/28	1,400	1,394,054
4.50%, 04/22/29	2,053	1,969,776
5.00%, 05/07/29	1,200	1,167,018
3.25%, 04/16/30	1,139	1,005,073
6.00%, 05/13/30	1,400	1,408,415
2.66%, 05/24/31(a)	2,310	1,897,113
8.30%, 08/15/31	800	923,157
4.75%, 04/27/32	1,639	1,495,566
7.50%, 04/08/33(a)	500	539,007
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bond (continued)
4.88%, 05/19/33	$1,600	$ 1,440,531
3.50%, 02/12/34	1,900	1,520,037
6.75%, 09/27/34	1,100	1,119,827
		18,205,490
MultiNational — 0.0%
African Development Bank, 3.50%, 09/18/29	1,300	1,250,997
Panama — 0.2%
Panama Government International Bond
8.88%, 09/30/27(a)	600	645,093
3.88%, 03/17/28	833	778,723
9.38%, 04/01/29	600	663,110
3.16%, 01/23/30(a)	1,178	1,002,986
7.50%, 03/01/31	900	920,911
2.25%, 09/29/32	1,500	1,074,566
3.30%, 01/19/33(a)	800	616,421
		5,701,810
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27(a)	580	569,874
2.84%, 06/20/30	282	249,344
2.78%, 01/23/31	2,259	1,941,181
1.86%, 12/01/32(a)	620	473,110
8.75%, 11/21/33	1,400	1,663,079
3.00%, 01/15/34	1,650	1,336,919
		6,233,507
Philippines — 0.4%
Philippines Government International Bond
5.50%, 03/30/26	650	655,935
5.17%, 10/13/27	600	605,705
3.00%, 02/01/28	1,378	1,308,524
4.63%, 07/17/28(a)	800	794,400
3.75%, 01/14/29	989	946,335
9.50%, 02/02/30(a)	1,100	1,315,566
4.38%, 03/05/30	400	388,495
2.46%, 05/05/30	710	626,966
7.75%, 01/14/31(a)	1,243	1,411,823
1.65%, 06/10/31	828	674,175
1.95%, 01/06/32(a)	500	405,833
6.38%, 01/15/32	600	636,835
3.56%, 09/29/32	400	356,962
5.61%, 04/13/33	600	609,289
5.00%, 07/17/33	900	877,456
5.25%, 05/14/34	600	591,175
6.38%, 10/23/34	1,200	1,283,638
		13,489,112
Poland — 0.2%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	1,036	1,022,102
5.50%, 11/16/27	700	715,733
4.63%, 03/18/29	1,000	992,168
5.75%, 11/16/32	950	974,129
4.88%, 10/04/33	1,650	1,592,592
5.13%, 09/18/34(a)	2,100	2,049,588
		7,346,312
South Korea — 0.5%
Export-Import Bank of Korea
0.63%, 02/09/26	1,000	960,566

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
2.63%, 05/26/26	$478	$ 465,803
1.63%, 01/18/27	1,000	946,050
4.25%, 09/15/27	400	397,292
5.00%, 01/11/28	850	857,967
4.50%, 01/11/29	1,100	1,090,136
4.00%, 09/11/29(a)	1,000	969,200
4.88%, 01/14/30	850	853,432
4.50%, 09/15/32	600	579,528
5.13%, 01/11/33(a)	1,000	1,004,103
5.13%, 09/18/33	300	301,243
4.63%, 01/11/34(a)	500	484,363
5.25%, 01/14/35	400	403,899
Korea Development Bank
0.80%, 07/19/26	400	378,740
2.00%, 09/12/26	600	576,013
4.63%, 02/15/27	2,000	2,004,801
5.38%, 10/23/28	800	819,451
4.50%, 02/15/29(a)	1,000	990,797
4.88%, 02/03/30(e)	800	802,238
4.25%, 09/08/32	400	379,719
4.38%, 02/15/33	800	763,492
5.63%, 10/23/33	500	519,170
Korea International Bond
2.75%, 01/19/27	600	581,659
2.50%, 06/19/29	500	460,175
4.50%, 07/03/29(a)	700	699,256
1.00%, 09/16/30	400	329,700
		18,618,793
Supranational — 4.4%
African Development Bank
0.88%, 03/23/26	1,659	1,595,657
0.88%, 07/22/26	950	903,978
4.13%, 02/25/27	1,300	1,295,216
4.38%, 11/03/27	1,500	1,502,533
Arab Petroleum Investments Corp., 1.48%, 10/06/26(c)	800	756,510
Asian Development Bank
0.50%, 02/04/26	1,659	1,597,603
1.00%, 04/14/26	1,659	1,595,690
2.00%, 04/24/26	829	806,426
4.88%, 05/21/26(a)	2,200	2,216,029
2.63%, 01/12/27	829	803,647
4.13%, 01/12/27	2,000	1,994,539
1.50%, 01/20/27	1,400	1,327,338
3.13%, 08/20/27	2,000	1,944,365
2.50%, 11/02/27	1,659	1,582,439
4.38%, 01/14/28	3,000	3,005,085
2.75%, 01/19/28	1,020	976,187
5.82%, 06/16/28	2,519	2,630,403
4.38%, 03/06/29(a)	3,500	3,500,167
1.88%, 03/15/29(a)	1,500	1,360,406
3.63%, 08/28/29	2,300	2,227,742
1.75%, 09/19/29	1,659	1,476,444
1.88%, 01/24/30	789	700,489
1.50%, 03/04/31	1,500	1,263,445
3.13%, 04/27/32	1,000	913,669
Asian Infrastructure Investment Bank
4.00%, 01/18/28	2,000	1,983,168
4.50%, 01/16/30	1,475	1,480,044
Security	Par (000)	Value
Supranational (continued)
Asian Infrastructure Investment Bank (continued)
4.25%, 03/13/34	$1,000	$ 971,565
Corp. Andina de Fomento
2.25%, 02/08/27	400	381,643
6.00%, 04/26/27	1,000	1,028,975
4.13%, 01/07/28	650	640,820
Council of Europe Development Bank
3.63%, 01/26/28	1,000	980,239
4.13%, 01/24/29	1,500	1,485,185
4.50%, 01/15/30	1,025	1,028,601
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	1,981,759
4.25%, 03/13/34	1,000	970,591
European Investment Bank
0.38%, 03/26/26	3,000	2,869,667
2.13%, 04/13/26	829	808,395
0.75%, 10/26/26	1,198	1,128,496
4.38%, 03/19/27	3,000	3,006,788
2.38%, 05/24/27	2,903	2,782,596
3.25%, 11/15/27	1,000	973,142
1.75%, 03/15/29	2,100	1,895,366
4.75%, 06/15/29	3,000	3,044,318
1.63%, 10/09/29	620	548,136
3.75%, 11/15/29	3,200	3,110,438
4.50%, 03/14/30	4,370	4,386,621
0.88%, 05/17/30	400	333,809
1.25%, 02/14/31	3,000	2,494,263
4.38%, 10/10/31	2,600	2,578,976
4.13%, 02/13/34	2,500	2,405,113
Inter-American Development Bank
0.88%, 04/20/26	2,489	2,389,223
2.00%, 06/02/26	413	400,753
2.00%, 07/23/26	1,700	1,645,123
1.50%, 01/13/27	1,500	1,422,979
2.38%, 07/07/27	829	792,513
1.13%, 07/20/28(a)	2,489	2,235,270
3.13%, 09/18/28	2,000	1,919,948
2.25%, 06/18/29	1,534	1,405,346
3.50%, 09/14/29	2,000	1,926,049
4.50%, 02/15/30	3,325	3,337,589
1.13%, 01/13/31	2,073	1,712,882
3.63%, 09/17/31	1,300	1,233,031
4.38%, 07/17/34	2,100	2,057,248
Inter-American Investment Corp.
4.13%, 02/15/28	500	496,263
4.25%, 02/14/29	1,000	993,034
International Bank for Reconstruction & Development
0.88%, 07/15/26	850	809,780
1.88%, 10/27/26	1,720	1,651,993
3.13%, 06/15/27	2,000	1,948,938
2.50%, 11/22/27(a)	1,659	1,581,127
0.75%, 11/24/27	3,000	2,721,287
1.38%, 04/20/28	3,903	3,561,621
1.13%, 09/13/28	3,650	3,261,571
3.63%, 09/21/29	2,000	1,935,525
3.88%, 10/16/29	3,700	3,617,352
1.75%, 10/23/29	2,489	2,210,822
0.88%, 05/14/30	4,000	3,337,405
0.75%, 08/26/30	2,300	1,884,468
1.25%, 02/10/31	4,150	3,445,662
4.50%, 04/10/31	2,000	1,998,918
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
1.63%, 11/03/31(a)	$3,200	$ 2,662,163
4.63%, 01/15/32	4,030	4,045,076
2.50%, 03/29/32	4,000	3,505,365
3.88%, 08/28/34	2,500	2,352,124
International Finance Corp.
0.75%, 10/08/26(a)	1,659	1,565,261
4.50%, 01/21/28	1,000	1,005,270
4.25%, 07/02/29(a)	1,500	1,491,613
0.75%, 08/27/30	459	376,585
Nordic Investment Bank
3.38%, 09/08/27	500	488,560
4.38%, 03/14/28	1,600	1,602,623
4.25%, 02/28/29	1,000	994,887
		161,297,968
Sweden — 0.1%
Svensk Exportkredit AB
4.38%, 02/13/26	1,500	1,497,974
2.25%, 03/22/27	500	478,041
3.75%, 09/13/27	1,000	985,068
4.25%, 02/01/29	1,000	991,116
4.88%, 10/04/30	700	709,982
		4,662,181
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	829	823,047
4.38%, 01/23/31(a)	1,323	1,288,181
5.75%, 10/28/34	1,400	1,432,251
		3,543,479
Total Foreign Agency Obligations — 9.4% (Cost: $352,935,848)		341,948,825
Municipal Bonds
California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	251,534
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	189,682
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,929,032
State of California, Refunding GO
3.50%, 04/01/28	285	276,282
2.50%, 10/01/29	530	483,127
5.75%, 10/01/31	150	158,207
6.00%, 03/01/33(a)	325	345,465
4.50%, 04/01/33	1,000	970,895
University of California, RB
Series BD, 3.35%, 07/01/29(a)	460	436,403
Series BG, 1.61%, 05/15/30	820	701,306
		5,741,933
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	512,890
Security	Par (000)	Value
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27(a)	$371	$ 346,652
Series A, 2.15%, 07/01/30	795	690,943
Series A, 5.53%, 07/01/34	650	656,576
		1,694,171
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(a)	4,282	4,231,676
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	324	319,614
Class A-1, 5.08%, 06/01/31	160	160,104
		479,718
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	310,857
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	373,560
		684,417
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,267,054
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	235,477
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	132,123
		367,600
Ohio — 0.0%
JobsOhio Beverage System, RB, Senior Lien, 4.43%, 01/01/33	1,000	980,873
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	15	14,752
		995,625
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	244	247,699
State of Oregon, GO, 5.89%, 06/01/27	481	489,118
		736,817
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	286,478
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	491,331

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(f)	$230	$ 223,642
Total Municipal Bonds — 0.5% (Cost: $18,259,994)		17,713,352
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	329	312,962
Total Preferred Securities — 0.0% (Cost: $329,000)		312,962
Total Long-Term Investments — 97.7% (Cost: $3,622,741,013)		3,550,081,986

	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(h)(i)	281,758,724	281,899,603
Total Short-Term Securities — 7.8% (Cost: $281,814,083)		281,899,603
Total Investments — 105.5% (Cost: $3,904,555,096)		3,831,981,589
Liabilities in Excess of Other Assets — (5.5)%		(200,469,700)
Net Assets — 100.0%		$ 3,631,511,889

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 257,392,262	$ 24,559,459 (a)	$ —	$ (2,743)	$ (49,374)	$ 281,899,604	281,758,724	$ 168,891 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 3,190,106,847	$ —	$ 3,190,106,847
Foreign Agency Obligations	—	341,948,825	—	341,948,825
Municipal Bonds	—	17,713,352	—	17,713,352
Preferred Securities
Capital Trust	—	312,962	—	312,962
Short-Term Securities
Money Market Funds	281,899,603	—	—	281,899,603
	$281,899,603	$3,550,081,986	$—	$3,831,981,589

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate